UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

Item 1. Reports to Stockholders

Fidelity®
Capital Appreciation
Fund

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Capital Appreciation	.72%
Actual		$ 1,000.00	$ 977.00	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61
Class K	.47%
Actual		$ 1,000.00	$ 978.60	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	6.0	8.6
Biogen Idec, Inc.	5.0	4.7
CME Group, Inc.	4.5	4.1
Qwest Communications International, Inc.	2.9	2.0
AMR Corp.	2.6	3.6
Morgan Stanley	2.4	0.0
Applied Materials, Inc.	2.3	2.4
Continental Airlines, Inc. Class B	2.2	2.5
Pfizer, Inc.	2.0	1.5
Sprint Nextel Corp.	1.9	0.0
	31.8
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.9	13.9
Information Technology	15.6	11.6
Health Care	15.5	23.6
Financials	13.0	7.8
Industrials	11.3	16.9
Asset Allocation (% of fund's net assets)
As of April 30, 2009*		As of October 31, 2008**
	Stocks 95.9%		Stocks 89.5%
	Short-Term Investments and Net Other Assets 4.1%		Short-Term Investments and Net Other Assets 10.5%
* Foreign investments	8.7%	** Foreign investments	5.4%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.9%
Auto Components - 0.5%
Johnson Controls, Inc.	1,063,200	$ 20,211
Diversified Consumer Services - 0.4%
ITT Educational Services, Inc. (a)	170,370	17,168
Hotels, Restaurants & Leisure - 1.7%
Orient Express Hotels Ltd. Class A	886,000	5,732
Paddy Power PLC (Ireland)	1,453,300	26,758
The Cheesecake Factory, Inc. (a)	674,258	11,712
Wendy's/Arby's Group, Inc.	5,925,800	29,629
		73,831
Media - 13.2%
CBS Corp. Class B	4,853,300	34,167
Comcast Corp. Class A (special) (non-vtg.)	4,090,816	60,053
Gannett Co., Inc. (d)	2,656,100	10,385
Grupo Televisa SA de CV (CPO) sponsored ADR	487,100	7,540
Interpublic Group of Companies, Inc. (a)	10,129,450	63,410
Lamar Advertising Co. Class A (a)(d)	753,119	12,728
Mediacom Communications Corp. Class A (a)	2,909,723	16,556
Scripps Networks Interactive, Inc. Class A	88,255	2,422
The DIRECTV Group, Inc. (a)	2,126,933	52,599
The Walt Disney Co.	12,088,279	264,740
Virgin Media, Inc.	8,109,661	62,607
		587,207
Multiline Retail - 0.3%
Macy's, Inc.	1,018,900	13,939
Specialty Retail - 6.8%
Abercrombie & Fitch Co. Class A	885,300	23,956
Aeropostale, Inc. (a)	619,609	21,048
American Eagle Outfitters, Inc.	1,328,496	19,688
AnnTaylor Stores Corp. (a)	953,500	7,046
AutoNation, Inc. (a)(d)	1,328,500	23,528
bebe Stores, Inc.	531,100	4,886
Brown Shoe Co., Inc.	460,000	2,958
CarMax, Inc. (a)(d)	1,335,903	17,046
Charlotte Russe Holding, Inc. (a)	457,874	5,746
Chico's FAS, Inc. (a)	796,649	6,086
Dress Barn, Inc. (a)	531,000	8,039
Finish Line, Inc. Class A	531,175	4,515
Foot Locker, Inc.	531,133	6,315
Gap, Inc.	797,124	12,387
Genesco, Inc. (a)	530,921	12,094
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Guess?, Inc.	265,447	$ 6,912
Gymboree Corp. (a)	530,974	18,266
Hot Topic, Inc. (a)	619,700	7,585
New York & Co., Inc. (a)	1,151,000	6,676
Ross Stores, Inc.	353,900	13,427
Stage Stores, Inc.	619,700	7,591
The Buckle, Inc. (d)	531,361	19,857
The Children's Place Retail Stores, Inc. (a)	530,936	15,100
The Men's Wearhouse, Inc.	309,995	5,778
TJX Companies, Inc.	442,440	12,375
Urban Outfitters, Inc. (a)	664,300	12,947
		301,852
TOTAL CONSUMER DISCRETIONARY		1,014,208
CONSUMER STAPLES - 0.4%
Tobacco - 0.4%
Lorillard, Inc.	310,009	19,571
ENERGY - 6.5%
Energy Equipment & Services - 0.9%
Pride International, Inc. (a)	708,500	16,083
Schlumberger Ltd. (NY Shares)	354,400	17,362
Willbros Group, Inc. (a)(d)	719,099	8,241
		41,686
Oil, Gas & Consumable Fuels - 5.6%
Arch Coal, Inc.	885,752	12,374
EXCO Resources, Inc. (a)	1,749,000	20,603
James River Coal Co. (a)(e)	1,635,828	23,294
Marathon Oil Corp.	443,000	13,157
Petrohawk Energy Corp. (a)	797,700	18,826
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,816,300	60,973
Range Resources Corp.	575,000	22,983
Southwestern Energy Co. (a)	707,936	25,387
XTO Energy, Inc.	1,415,900	49,075
		246,672
TOTAL ENERGY		288,358
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 13.0%
Capital Markets - 3.9%
Goldman Sachs Group, Inc.	354,300	$ 45,528
Janus Capital Group, Inc.	2,034,957	20,411
Morgan Stanley	4,472,773	105,736
		171,675
Commercial Banks - 1.2%
PNC Financial Services Group, Inc.	708,800	28,139
TCF Financial Corp.	531,400	7,392
Wells Fargo & Co.	886,000	17,729
		53,260
Consumer Finance - 0.7%
American Express Co.	708,300	17,863
Capital One Financial Corp.	797,400	13,348
		31,211
Diversified Financial Services - 5.8%
Bank of America Corp.	3,987,000	35,604
Citigroup, Inc. (d)	7,088,000	21,618
CME Group, Inc.	896,023	198,335
		255,557
Real Estate Management & Development - 1.4%
CB Richard Ellis Group, Inc. Class A (a)	8,319,016	62,393
TOTAL FINANCIALS		574,096
HEALTH CARE - 15.5%
Biotechnology - 5.1%
Biogen Idec, Inc. (a)	4,597,875	222,261
Dendreon Corp. (a)	177,200	3,757
		226,018
Health Care Equipment & Supplies - 0.1%
Wright Medical Group, Inc. (a)	325,075	4,470
Health Care Providers & Services - 1.8%
VCA Antech, Inc. (a)	3,265,138	81,694
Life Sciences Tools & Services - 0.1%
Techne Corp.	85,721	4,905
Pharmaceuticals - 8.4%
Allergan, Inc.	1,334,533	62,269
Bristol-Myers Squibb Co.	1,898,855	36,458
Elan Corp. PLC sponsored ADR (a)	9,017,555	53,294
Merck & Co., Inc.	664,273	16,102
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	6,642,770	$ 88,747
Questcor Pharmaceuticals, Inc. (a)(d)	983,839	4,427
Schering-Plough Corp.	2,528,900	58,215
Wyeth	1,240,000	52,576
		372,088
TOTAL HEALTH CARE		689,175
INDUSTRIALS - 11.3%
Airlines - 7.5%
AMR Corp. (a)(e)	24,576,575	116,984
Continental Airlines, Inc. Class B (a)(d)(e)	9,011,973	94,806
Delta Air Lines, Inc. (a)	9,403,793	58,021
UAL Corp. (a)(d)	6,440,091	31,685
US Airways Group, Inc. (a)(e)	8,217,895	31,146
		332,642
Electrical Equipment - 1.6%
Alstom SA	960,546	59,862
Rockwell Automation, Inc.	354,200	11,189
		71,051
Industrial Conglomerates - 0.8%
General Electric Co.	2,834,200	35,853
Machinery - 1.3%
Bucyrus International, Inc. Class A	239,100	5,191
Caterpillar, Inc.	354,100	12,599
Deere & Co.	560,739	23,136
Eaton Corp.	265,700	11,638
Joy Global, Inc.	177,100	4,516
		57,080
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. (a)	243,300	3,868
TOTAL INDUSTRIALS		500,494
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 2.1%
Adtran, Inc.	265,715	5,620
Cisco Systems, Inc. (a)	1,694,700	32,742
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	5,927,500	$ 50,562
Tellabs, Inc. (a)	797,400	4,178
		93,102
Computers & Peripherals - 2.5%
Apple, Inc. (a)	575,700	72,440
NetApp, Inc. (a)	1,672,571	30,608
Seagate Technology	873,600	7,129
		110,177
Internet Software & Services - 1.9%
DealerTrack Holdings, Inc. (a)	863,391	13,106
Equinix, Inc. (a)	620,166	43,554
NetEase.com, Inc. sponsored ADR (a)	708,800	21,392
Omniture, Inc. (a)	486,400	5,992
		84,044
IT Services - 0.4%
Alliance Data Systems Corp. (a)	184,950	7,744
Fidelity National Information Services, Inc.	531,400	9,485
		17,229
Semiconductors & Semiconductor Equipment - 7.9%
Applied Materials, Inc.	8,253,483	100,775
ASML Holding NV (NY Shares)	1,282,400	27,123
Broadcom Corp. Class A (a)	1,150,800	26,687
Intersil Corp. Class A	1,012,800	11,748
KLA-Tencor Corp.	1,461,900	40,553
Kulicke & Soffa Industries, Inc. (a)	2,242,476	8,970
Lam Research Corp. (a)	1,417,802	39,528
Marvell Technology Group Ltd. (a)	354,100	3,888
Microchip Technology, Inc. (d)	398,571	9,167
National Semiconductor Corp.	754,400	9,332
Novellus Systems, Inc. (a)	706,300	12,756
NVIDIA Corp. (a)	1,151,800	13,223
RF Micro Devices, Inc. (a)	442,800	934
Semtech Corp. (a)	531,200	7,660
Silicon Laboratories, Inc. (a)	418,166	13,908
Skyworks Solutions, Inc. (a)	354,300	3,132
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,682,200	17,781
Tessera Technologies, Inc. (a)	404,728	5,682
		352,847
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.8%
Microsoft Corp.	1,683,400	$ 34,106
TOTAL INFORMATION TECHNOLOGY		691,505
MATERIALS - 3.3%
Chemicals - 3.0%
Ashland, Inc.	1,077,830	23,669
Dow Chemical Co.	265,800	4,253
Eastman Chemical Co.	265,800	10,547
FMC Corp.	985,821	48,039
Monsanto Co.	301,223	25,571
Terra Industries, Inc.	797,100	21,123
		133,202
Paper & Forest Products - 0.3%
International Paper Co.	708,800	8,973
Louisiana-Pacific Corp.	1,329,000	5,409
		14,382
TOTAL MATERIALS		147,584
TELECOMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 3.8%
Cbeyond, Inc. (a)(e)	1,995,147	40,661
Qwest Communications International, Inc. (d)	33,368,800	129,805
		170,466
Wireless Telecommunication Services - 3.6%
Crown Castle International Corp. (a)	160,013	3,924
Leap Wireless International, Inc. (a)	1,302,601	46,985
Millicom International Cellular SA	431,081	20,890
Sprint Nextel Corp. (a)	19,708,272	85,928
		157,727
TOTAL TELECOMMUNICATION SERVICES		328,193
TOTAL COMMON STOCKS (Cost $5,217,519)		4,253,184
Money Market Funds - 11.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.53% (b)	342,225,271	$ 342,225
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	155,763,025	155,763
TOTAL MONEY MARKET FUNDS (Cost $497,988)		497,988
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $3,008)	$ 3,008	3,008
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $5,718,515)		4,754,180
NET OTHER ASSETS - (7.2)%		(318,441)
NET ASSETS - 100%		$ 4,435,739
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,008,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 1,556
Banc of America Securities LLC	275
Barclays Capital, Inc.	828
Deutsche Bank Securities, Inc.	349
$ 3,008
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,714
Fidelity Securities Lending Cash Central Fund	1,085
Total	$ 2,799
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMR Corp.	$ 172,130	$ 44,836	$ 16,648	$ -	$ 116,984
Cbeyond, Inc.	25,029	-	1,001	-	40,661
Continental Airlines, Inc. Class B	121,456	31,675	2,735	-	94,806
James River Coal Co.	-	31,816	11,840	-	23,294
US Airways Group, Inc.	78,795	3,510	-	-	31,146
Total	$ 397,410	$ 111,837	$ 32,224	$ -	$ 306,891
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,754,180	$ 4,664,552	$ 89,628	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 1,013
Total Realized Gain (Loss)	(993)
Total Unrealized Gain (Loss)	1,356
Cost of Purchases	-
Proceeds of Sales	(1,375)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for an Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $851,480,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $149,404 and repurchase agreements of $3,008) - See accompanying schedule: Unaffiliated issuers (cost $4,378,287)	$ 3,949,301
Fidelity Central Funds (cost $497,988)	497,988
Other affiliated issuers (cost $842,240)	306,891
Total Investments (cost $5,718,515)		$ 4,754,180
Cash		1
Receivable for fund shares sold		3,643
Dividends receivable		5,206
Distributions receivable from Fidelity Central Funds		316
Prepaid expenses		38
Other receivables		69
Total assets		4,763,453

Liabilities
Payable for investments purchased	$ 162,292
Payable for fund shares redeemed	6,986
Accrued management fee	1,408
Other affiliated payables	1,152
Other payables and accrued expenses	113
Collateral on securities loaned, at value	155,763
Total liabilities		327,714

Net Assets		$ 4,435,739
Net Assets consist of:
Paid in capital		$ 6,674,421
Distributions in excess of net investment income		(10,552)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,263,823)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(964,307)
Net Assets		$ 4,435,739

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Capital Appreciation: Net Asset Value, offering price and redemption price per share ($4,204,612 ÷ 261,191 shares)	$ 16.10

Class K: Net Asset Value, offering price and redemption price per share ($231,127 ÷ 14,359 shares)	$ 16.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 21,648
Income from Fidelity Central Funds		2,799
Total income		24,447

Expenses
Management fee Basic fee	$ 11,979
Performance adjustment	(4,055)
Transfer agent fees	6,345
Accounting and security lending fees	567
Custodian fees and expenses	45
Independent trustees' compensation	16
Depreciation in deferred trustee compensation account	(1)
Registration fees	50
Audit	37
Legal	12
Miscellaneous	45
Total expenses before reductions	15,040
Expense reductions	(20)	15,020
Net investment income (loss)		9,427
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(359,984)
Other affiliated issuers	(18,645)
Foreign currency transactions	(380)
Total net realized gain (loss)		(379,009)
Change in net unrealized appreciation (depreciation) on: Investment securities	216,330
Assets and liabilities in foreign currencies	15
Total change in net unrealized appreciation (depreciation)		216,345
Net gain (loss)		(162,664)
Net increase (decrease) in net assets resulting from operations		$ (153,237)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,427	$ 51,617
Net realized gain (loss)	(379,009)	(879,245)
Change in net unrealized appreciation (depreciation)	216,345	(3,329,781)
Net increase (decrease) in net assets resulting from operations	(153,237)	(4,157,409)
Distributions to shareholders from net investment income	(53,246)	(37,706)
Distributions to shareholders from net realized gain	-	(697,557)
Total distributions	(53,246)	(735,263)
Share transactions - net increase (decrease)	(244,546)	(359,868)
Total increase (decrease) in net assets	(451,029)	(5,252,540)

Net Assets
Beginning of period	4,886,768	10,139,308
End of period (including distributions in excess of net investment income of $10,552 and undistributed net investment income of $33,456, respectively)	$ 4,435,739	$ 4,886,768

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Appreciation

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.68	$ 32.13	$ 27.41	$ 26.22	$ 25.05	$ 23.53
Income from Investment Operations
Net investment income (loss) E	.03	.16	.11	.10	(.01) H	(.03)
Net realized and unrealized gain (loss)	(.43)	(13.27)	6.06	3.55	2.40	1.58
Total from investment operations	(.40)	(13.11)	6.17	3.65	2.39	1.55
Distributions from net investment income	(.18)	(.12)	(.11)	-	(.01)	(.01)
Distributions from net realized gain	-	(2.22)	(1.34)	(2.46)	(1.21)	(.02)
Total distributions	(.18)	(2.34)	(1.45)	(2.46)	(1.22)	(.03)
Net asset value, end of period	$ 16.10	$ 16.68	$ 32.13	$ 27.41	$ 26.22	$ 25.05
Total Return B, C, D	(2.30)%	(43.80)%	23.51%	14.70%	9.66%	6.60%
Ratios to Average Net Assets F, I
Expenses before reductions	.72% A	.82%	.83%	.91%	.94%	.94%
Expenses net of fee waivers, if any	.72% A	.82%	.83%	.91%	.94%	.94%
Expenses net of all reductions	.72% A	.82%	.82%	.87%	.90%	.91%
Net investment income (loss)	.44% A	.67%	.36%	.36%	(.05)%H	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,205	$ 4,794	$ 10,139	$ 8,353	$ 6,970	$ 5,861
Portfolio turnover rate G	268% A	157%	135%	198%	109%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 16.69	$ 25.11
Income from Investment Operations
Net investment income (loss) D	.05	.03
Net realized and unrealized gain (loss)	(.42)	(8.45)
Total from investment operations	(.37)	(8.42)
Distributions from net investment income	(.22)	-
Net asset value, end of period	$ 16.10	$ 16.69
Total Return B, C	(2.14)%	(33.53)%
Ratios to Average Net Assets E, H
Expenses before reductions	.47% A	.66% A
Expenses net of fee waivers, if any	.47% A	.66% A
Expenses net of all reductions	.47% A	.65% A
Net investment income (loss)	.69% A	.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 231	$ 93
Portfolio turnover rate F	268% A	157%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate s hare of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the fund began offering conversion privileges between Capital Appreciation and Class K to eligible shareholders of Capital Appreciation. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended October 30, 2008, dividend income has been reduced $15,065,483 with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

return of the Fund. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 385,690
Unrealized depreciation	(1,393,281)
Net unrealized appreciation (depreciation)	$ (1,007,591)
Cost for federal income tax purposes	$ 5,761,771

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other short-term securities, aggregated $5,298,114 and $5,228,833, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .38% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Capital Appreciation	$ 6,299.31
Class K	46.06
	$ 6,345

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $133 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,085.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Capital Appreciation's operating expenses. During the period, this reimbursement reduced the class' expenses by $4.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $16 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008A
From net investment income
Capital Appreciation	$ 51,797	$ 37,706
Class K	1,450	-
Total	$ 53,246	$ 37,706
From net realized gain
Capital Appreciation	$ -	$ 697,557

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008A	Six months ended April 30, 2009	Year ended October 31, 2008A
Capital Appreciation
Shares sold	27,286	47,342	$ 406,573	$ 1,138,810
Conversion to Class K	(8,524)	(5,674)	(127,930)	(112,685)
Reinvestment of distributions	3,319	24,939	49,955	706,511
Shares redeemed	(48,345)	(94,744)	(705,229)	(2,202,870)
Net increase (decrease)	(26,264)	(28,137)	$ (376,631)	$ (470,234)
Class K
Shares sold	1,514	115	$ 21,904	$ 1,993
Conversion from Capital Appreciation	8,530	5,669	127,928	112,685
Reinvestment of distributions	96	-	1,450	-
Shares redeemed	(1,325)	(240)	(19,188)	(4,312)
Net increase (decrease)	8,815	5,544	$ 132,085	$ 110,366

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CAF-USAN-0609
1.784911.106

Fidelity®
Capital Appreciation
Fund -
Class K

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Capital Appreciation	.72%
Actual		$ 1,000.00	$ 977.00	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61
Class K	.47%
Actual		$ 1,000.00	$ 978.60	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	6.0	8.6
Biogen Idec, Inc.	5.0	4.7
CME Group, Inc.	4.5	4.1
Qwest Communications International, Inc.	2.9	2.0
AMR Corp.	2.6	3.6
Morgan Stanley	2.4	0.0
Applied Materials, Inc.	2.3	2.4
Continental Airlines, Inc. Class B	2.2	2.5
Pfizer, Inc.	2.0	1.5
Sprint Nextel Corp.	1.9	0.0
	31.8
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.9	13.9
Information Technology	15.6	11.6
Health Care	15.5	23.6
Financials	13.0	7.8
Industrials	11.3	16.9
Asset Allocation (% of fund's net assets)
As of April 30, 2009*		As of October 31, 2008**
	Stocks 95.9%		Stocks 89.5%
	Short-Term Investments and Net Other Assets 4.1%		Short-Term Investments and Net Other Assets 10.5%
* Foreign investments	8.7%	** Foreign investments	5.4%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.9%
Auto Components - 0.5%
Johnson Controls, Inc.	1,063,200	$ 20,211
Diversified Consumer Services - 0.4%
ITT Educational Services, Inc. (a)	170,370	17,168
Hotels, Restaurants & Leisure - 1.7%
Orient Express Hotels Ltd. Class A	886,000	5,732
Paddy Power PLC (Ireland)	1,453,300	26,758
The Cheesecake Factory, Inc. (a)	674,258	11,712
Wendy's/Arby's Group, Inc.	5,925,800	29,629
		73,831
Media - 13.2%
CBS Corp. Class B	4,853,300	34,167
Comcast Corp. Class A (special) (non-vtg.)	4,090,816	60,053
Gannett Co., Inc. (d)	2,656,100	10,385
Grupo Televisa SA de CV (CPO) sponsored ADR	487,100	7,540
Interpublic Group of Companies, Inc. (a)	10,129,450	63,410
Lamar Advertising Co. Class A (a)(d)	753,119	12,728
Mediacom Communications Corp. Class A (a)	2,909,723	16,556
Scripps Networks Interactive, Inc. Class A	88,255	2,422
The DIRECTV Group, Inc. (a)	2,126,933	52,599
The Walt Disney Co.	12,088,279	264,740
Virgin Media, Inc.	8,109,661	62,607
		587,207
Multiline Retail - 0.3%
Macy's, Inc.	1,018,900	13,939
Specialty Retail - 6.8%
Abercrombie & Fitch Co. Class A	885,300	23,956
Aeropostale, Inc. (a)	619,609	21,048
American Eagle Outfitters, Inc.	1,328,496	19,688
AnnTaylor Stores Corp. (a)	953,500	7,046
AutoNation, Inc. (a)(d)	1,328,500	23,528
bebe Stores, Inc.	531,100	4,886
Brown Shoe Co., Inc.	460,000	2,958
CarMax, Inc. (a)(d)	1,335,903	17,046
Charlotte Russe Holding, Inc. (a)	457,874	5,746
Chico's FAS, Inc. (a)	796,649	6,086
Dress Barn, Inc. (a)	531,000	8,039
Finish Line, Inc. Class A	531,175	4,515
Foot Locker, Inc.	531,133	6,315
Gap, Inc.	797,124	12,387
Genesco, Inc. (a)	530,921	12,094
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Guess?, Inc.	265,447	$ 6,912
Gymboree Corp. (a)	530,974	18,266
Hot Topic, Inc. (a)	619,700	7,585
New York & Co., Inc. (a)	1,151,000	6,676
Ross Stores, Inc.	353,900	13,427
Stage Stores, Inc.	619,700	7,591
The Buckle, Inc. (d)	531,361	19,857
The Children's Place Retail Stores, Inc. (a)	530,936	15,100
The Men's Wearhouse, Inc.	309,995	5,778
TJX Companies, Inc.	442,440	12,375
Urban Outfitters, Inc. (a)	664,300	12,947
		301,852
TOTAL CONSUMER DISCRETIONARY		1,014,208
CONSUMER STAPLES - 0.4%
Tobacco - 0.4%
Lorillard, Inc.	310,009	19,571
ENERGY - 6.5%
Energy Equipment & Services - 0.9%
Pride International, Inc. (a)	708,500	16,083
Schlumberger Ltd. (NY Shares)	354,400	17,362
Willbros Group, Inc. (a)(d)	719,099	8,241
		41,686
Oil, Gas & Consumable Fuels - 5.6%
Arch Coal, Inc.	885,752	12,374
EXCO Resources, Inc. (a)	1,749,000	20,603
James River Coal Co. (a)(e)	1,635,828	23,294
Marathon Oil Corp.	443,000	13,157
Petrohawk Energy Corp. (a)	797,700	18,826
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,816,300	60,973
Range Resources Corp.	575,000	22,983
Southwestern Energy Co. (a)	707,936	25,387
XTO Energy, Inc.	1,415,900	49,075
		246,672
TOTAL ENERGY		288,358
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 13.0%
Capital Markets - 3.9%
Goldman Sachs Group, Inc.	354,300	$ 45,528
Janus Capital Group, Inc.	2,034,957	20,411
Morgan Stanley	4,472,773	105,736
		171,675
Commercial Banks - 1.2%
PNC Financial Services Group, Inc.	708,800	28,139
TCF Financial Corp.	531,400	7,392
Wells Fargo & Co.	886,000	17,729
		53,260
Consumer Finance - 0.7%
American Express Co.	708,300	17,863
Capital One Financial Corp.	797,400	13,348
		31,211
Diversified Financial Services - 5.8%
Bank of America Corp.	3,987,000	35,604
Citigroup, Inc. (d)	7,088,000	21,618
CME Group, Inc.	896,023	198,335
		255,557
Real Estate Management & Development - 1.4%
CB Richard Ellis Group, Inc. Class A (a)	8,319,016	62,393
TOTAL FINANCIALS		574,096
HEALTH CARE - 15.5%
Biotechnology - 5.1%
Biogen Idec, Inc. (a)	4,597,875	222,261
Dendreon Corp. (a)	177,200	3,757
		226,018
Health Care Equipment & Supplies - 0.1%
Wright Medical Group, Inc. (a)	325,075	4,470
Health Care Providers & Services - 1.8%
VCA Antech, Inc. (a)	3,265,138	81,694
Life Sciences Tools & Services - 0.1%
Techne Corp.	85,721	4,905
Pharmaceuticals - 8.4%
Allergan, Inc.	1,334,533	62,269
Bristol-Myers Squibb Co.	1,898,855	36,458
Elan Corp. PLC sponsored ADR (a)	9,017,555	53,294
Merck & Co., Inc.	664,273	16,102
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	6,642,770	$ 88,747
Questcor Pharmaceuticals, Inc. (a)(d)	983,839	4,427
Schering-Plough Corp.	2,528,900	58,215
Wyeth	1,240,000	52,576
		372,088
TOTAL HEALTH CARE		689,175
INDUSTRIALS - 11.3%
Airlines - 7.5%
AMR Corp. (a)(e)	24,576,575	116,984
Continental Airlines, Inc. Class B (a)(d)(e)	9,011,973	94,806
Delta Air Lines, Inc. (a)	9,403,793	58,021
UAL Corp. (a)(d)	6,440,091	31,685
US Airways Group, Inc. (a)(e)	8,217,895	31,146
		332,642
Electrical Equipment - 1.6%
Alstom SA	960,546	59,862
Rockwell Automation, Inc.	354,200	11,189
		71,051
Industrial Conglomerates - 0.8%
General Electric Co.	2,834,200	35,853
Machinery - 1.3%
Bucyrus International, Inc. Class A	239,100	5,191
Caterpillar, Inc.	354,100	12,599
Deere & Co.	560,739	23,136
Eaton Corp.	265,700	11,638
Joy Global, Inc.	177,100	4,516
		57,080
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. (a)	243,300	3,868
TOTAL INDUSTRIALS		500,494
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 2.1%
Adtran, Inc.	265,715	5,620
Cisco Systems, Inc. (a)	1,694,700	32,742
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	5,927,500	$ 50,562
Tellabs, Inc. (a)	797,400	4,178
		93,102
Computers & Peripherals - 2.5%
Apple, Inc. (a)	575,700	72,440
NetApp, Inc. (a)	1,672,571	30,608
Seagate Technology	873,600	7,129
		110,177
Internet Software & Services - 1.9%
DealerTrack Holdings, Inc. (a)	863,391	13,106
Equinix, Inc. (a)	620,166	43,554
NetEase.com, Inc. sponsored ADR (a)	708,800	21,392
Omniture, Inc. (a)	486,400	5,992
		84,044
IT Services - 0.4%
Alliance Data Systems Corp. (a)	184,950	7,744
Fidelity National Information Services, Inc.	531,400	9,485
		17,229
Semiconductors & Semiconductor Equipment - 7.9%
Applied Materials, Inc.	8,253,483	100,775
ASML Holding NV (NY Shares)	1,282,400	27,123
Broadcom Corp. Class A (a)	1,150,800	26,687
Intersil Corp. Class A	1,012,800	11,748
KLA-Tencor Corp.	1,461,900	40,553
Kulicke & Soffa Industries, Inc. (a)	2,242,476	8,970
Lam Research Corp. (a)	1,417,802	39,528
Marvell Technology Group Ltd. (a)	354,100	3,888
Microchip Technology, Inc. (d)	398,571	9,167
National Semiconductor Corp.	754,400	9,332
Novellus Systems, Inc. (a)	706,300	12,756
NVIDIA Corp. (a)	1,151,800	13,223
RF Micro Devices, Inc. (a)	442,800	934
Semtech Corp. (a)	531,200	7,660
Silicon Laboratories, Inc. (a)	418,166	13,908
Skyworks Solutions, Inc. (a)	354,300	3,132
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,682,200	17,781
Tessera Technologies, Inc. (a)	404,728	5,682
		352,847
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.8%
Microsoft Corp.	1,683,400	$ 34,106
TOTAL INFORMATION TECHNOLOGY		691,505
MATERIALS - 3.3%
Chemicals - 3.0%
Ashland, Inc.	1,077,830	23,669
Dow Chemical Co.	265,800	4,253
Eastman Chemical Co.	265,800	10,547
FMC Corp.	985,821	48,039
Monsanto Co.	301,223	25,571
Terra Industries, Inc.	797,100	21,123
		133,202
Paper & Forest Products - 0.3%
International Paper Co.	708,800	8,973
Louisiana-Pacific Corp.	1,329,000	5,409
		14,382
TOTAL MATERIALS		147,584
TELECOMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 3.8%
Cbeyond, Inc. (a)(e)	1,995,147	40,661
Qwest Communications International, Inc. (d)	33,368,800	129,805
		170,466
Wireless Telecommunication Services - 3.6%
Crown Castle International Corp. (a)	160,013	3,924
Leap Wireless International, Inc. (a)	1,302,601	46,985
Millicom International Cellular SA	431,081	20,890
Sprint Nextel Corp. (a)	19,708,272	85,928
		157,727
TOTAL TELECOMMUNICATION SERVICES		328,193
TOTAL COMMON STOCKS (Cost $5,217,519)		4,253,184
Money Market Funds - 11.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.53% (b)	342,225,271	$ 342,225
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	155,763,025	155,763
TOTAL MONEY MARKET FUNDS (Cost $497,988)		497,988
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $3,008)	$ 3,008	3,008
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $5,718,515)		4,754,180
NET OTHER ASSETS - (7.2)%		(318,441)
NET ASSETS - 100%		$ 4,435,739
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,008,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 1,556
Banc of America Securities LLC	275
Barclays Capital, Inc.	828
Deutsche Bank Securities, Inc.	349
$ 3,008
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,714
Fidelity Securities Lending Cash Central Fund	1,085
Total	$ 2,799
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMR Corp.	$ 172,130	$ 44,836	$ 16,648	$ -	$ 116,984
Cbeyond, Inc.	25,029	-	1,001	-	40,661
Continental Airlines, Inc. Class B	121,456	31,675	2,735	-	94,806
James River Coal Co.	-	31,816	11,840	-	23,294
US Airways Group, Inc.	78,795	3,510	-	-	31,146
Total	$ 397,410	$ 111,837	$ 32,224	$ -	$ 306,891
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,754,180	$ 4,664,552	$ 89,628	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 1,013
Total Realized Gain (Loss)	(993)
Total Unrealized Gain (Loss)	1,356
Cost of Purchases	-
Proceeds of Sales	(1,375)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for an Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $851,480,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $149,404 and repurchase agreements of $3,008) - See accompanying schedule: Unaffiliated issuers (cost $4,378,287)	$ 3,949,301
Fidelity Central Funds (cost $497,988)	497,988
Other affiliated issuers (cost $842,240)	306,891
Total Investments (cost $5,718,515)		$ 4,754,180
Cash		1
Receivable for fund shares sold		3,643
Dividends receivable		5,206
Distributions receivable from Fidelity Central Funds		316
Prepaid expenses		38
Other receivables		69
Total assets		4,763,453

Liabilities
Payable for investments purchased	$ 162,292
Payable for fund shares redeemed	6,986
Accrued management fee	1,408
Other affiliated payables	1,152
Other payables and accrued expenses	113
Collateral on securities loaned, at value	155,763
Total liabilities		327,714

Net Assets		$ 4,435,739
Net Assets consist of:
Paid in capital		$ 6,674,421
Distributions in excess of net investment income		(10,552)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,263,823)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(964,307)
Net Assets		$ 4,435,739

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Capital Appreciation: Net Asset Value, offering price and redemption price per share ($4,204,612 ÷ 261,191 shares)	$ 16.10

Class K: Net Asset Value, offering price and redemption price per share ($231,127 ÷ 14,359 shares)	$ 16.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 21,648
Income from Fidelity Central Funds		2,799
Total income		24,447

Expenses
Management fee Basic fee	$ 11,979
Performance adjustment	(4,055)
Transfer agent fees	6,345
Accounting and security lending fees	567
Custodian fees and expenses	45
Independent trustees' compensation	16
Depreciation in deferred trustee compensation account	(1)
Registration fees	50
Audit	37
Legal	12
Miscellaneous	45
Total expenses before reductions	15,040
Expense reductions	(20)	15,020
Net investment income (loss)		9,427
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(359,984)
Other affiliated issuers	(18,645)
Foreign currency transactions	(380)
Total net realized gain (loss)		(379,009)
Change in net unrealized appreciation (depreciation) on: Investment securities	216,330
Assets and liabilities in foreign currencies	15
Total change in net unrealized appreciation (depreciation)		216,345
Net gain (loss)		(162,664)
Net increase (decrease) in net assets resulting from operations		$ (153,237)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,427	$ 51,617
Net realized gain (loss)	(379,009)	(879,245)
Change in net unrealized appreciation (depreciation)	216,345	(3,329,781)
Net increase (decrease) in net assets resulting from operations	(153,237)	(4,157,409)
Distributions to shareholders from net investment income	(53,246)	(37,706)
Distributions to shareholders from net realized gain	-	(697,557)
Total distributions	(53,246)	(735,263)
Share transactions - net increase (decrease)	(244,546)	(359,868)
Total increase (decrease) in net assets	(451,029)	(5,252,540)

Net Assets
Beginning of period	4,886,768	10,139,308
End of period (including distributions in excess of net investment income of $10,552 and undistributed net investment income of $33,456, respectively)	$ 4,435,739	$ 4,886,768

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Appreciation

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.68	$ 32.13	$ 27.41	$ 26.22	$ 25.05	$ 23.53
Income from Investment Operations
Net investment income (loss) E	.03	.16	.11	.10	(.01) H	(.03)
Net realized and unrealized gain (loss)	(.43)	(13.27)	6.06	3.55	2.40	1.58
Total from investment operations	(.40)	(13.11)	6.17	3.65	2.39	1.55
Distributions from net investment income	(.18)	(.12)	(.11)	-	(.01)	(.01)
Distributions from net realized gain	-	(2.22)	(1.34)	(2.46)	(1.21)	(.02)
Total distributions	(.18)	(2.34)	(1.45)	(2.46)	(1.22)	(.03)
Net asset value, end of period	$ 16.10	$ 16.68	$ 32.13	$ 27.41	$ 26.22	$ 25.05
Total Return B, C, D	(2.30)%	(43.80)%	23.51%	14.70%	9.66%	6.60%
Ratios to Average Net Assets F, I
Expenses before reductions	.72% A	.82%	.83%	.91%	.94%	.94%
Expenses net of fee waivers, if any	.72% A	.82%	.83%	.91%	.94%	.94%
Expenses net of all reductions	.72% A	.82%	.82%	.87%	.90%	.91%
Net investment income (loss)	.44% A	.67%	.36%	.36%	(.05)%H	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,205	$ 4,794	$ 10,139	$ 8,353	$ 6,970	$ 5,861
Portfolio turnover rate G	268% A	157%	135%	198%	109%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 16.69	$ 25.11
Income from Investment Operations
Net investment income (loss) D	.05	.03
Net realized and unrealized gain (loss)	(.42)	(8.45)
Total from investment operations	(.37)	(8.42)
Distributions from net investment income	(.22)	-
Net asset value, end of period	$ 16.10	$ 16.69
Total Return B, C	(2.14)%	(33.53)%
Ratios to Average Net Assets E, H
Expenses before reductions	.47% A	.66% A
Expenses net of fee waivers, if any	.47% A	.66% A
Expenses net of all reductions	.47% A	.65% A
Net investment income (loss)	.69% A	.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 231	$ 93
Portfolio turnover rate F	268% A	157%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate s hare of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the fund began offering conversion privileges between Capital Appreciation and Class K to eligible shareholders of Capital Appreciation. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended October 30, 2008, dividend income has been reduced $15,065,483 with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

return of the Fund. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 385,690
Unrealized depreciation	(1,393,281)
Net unrealized appreciation (depreciation)	$ (1,007,591)
Cost for federal income tax purposes	$ 5,761,771

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other short-term securities, aggregated $5,298,114 and $5,228,833, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .38% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Capital Appreciation	$ 6,299.31
Class K	46.06
	$ 6,345

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $133 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,085.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Capital Appreciation's operating expenses. During the period, this reimbursement reduced the class' expenses by $4.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $16 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008A
From net investment income
Capital Appreciation	$ 51,797	$ 37,706
Class K	1,450	-
Total	$ 53,246	$ 37,706
From net realized gain
Capital Appreciation	$ -	$ 697,557

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008A	Six months ended April 30, 2009	Year ended October 31, 2008A
Capital Appreciation
Shares sold	27,286	47,342	$ 406,573	$ 1,138,810
Conversion to Class K	(8,524)	(5,674)	(127,930)	(112,685)
Reinvestment of distributions	3,319	24,939	49,955	706,511
Shares redeemed	(48,345)	(94,744)	(705,229)	(2,202,870)
Net increase (decrease)	(26,264)	(28,137)	$ (376,631)	$ (470,234)
Class K
Shares sold	1,514	115	$ 21,904	$ 1,993
Conversion from Capital Appreciation	8,530	5,669	127,928	112,685
Reinvestment of distributions	96	-	1,450	-
Shares redeemed	(1,325)	(240)	(19,188)	(4,312)
Net increase (decrease)	8,815	5,544	$ 132,085	$ 110,366

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CAF-K-USAN-0609
1.863092.100

Fidelity®
Disciplined Equity
Fund

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Disciplined Equity	.89%
Actual		$ 1,000.00	$ 897.70	$ 4.19
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Class K	.63%
Actual		$ 1,000.00	$ 899.10	$ 2.97
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Hewlett-Packard Co.	4.1	4.1
Pfizer, Inc.	4.0	3.1
Exxon Mobil Corp.	3.4	1.0
JPMorgan Chase & Co.	3.1	4.7
Northrop Grumman Corp.	3.1	3.1
Altria Group, Inc.	3.0	3.3
ConocoPhillips	2.9	4.0
Amgen, Inc.	2.8	1.0
McDonald's Corp.	2.2	3.6
Cisco Systems, Inc.	2.1	0.0
	30.7
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.5	15.7
Health Care	12.0	13.7
Financials	11.7	15.4
Energy	11.7	13.1
Consumer Staples	11.6	12.5
Asset Allocation (% of fund's net assets)
As of April 30, 2009*		As of October 31, 2008**
	Stocks and Equity Futures 99.2%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	9.1%	** Foreign investments	8.3%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.8%
Diversified Consumer Services - 1.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,600,000	$ 100,720
Hotels, Restaurants & Leisure - 2.5%
Darden Restaurants, Inc.	700,000	25,879
McDonald's Corp.	3,700,000	197,173
WMS Industries, Inc. (a)	160,200	5,144
		228,196
Household Durables - 0.5%
Leggett & Platt, Inc.	901,800	12,950
Whirlpool Corp.	600,000	27,096
		40,046
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	1,000,000	26,660
Media - 1.8%
Comcast Corp. Class A (special) (non-vtg.)	6,500,000	95,420
The Walt Disney Co.	1,000,000	21,900
Virgin Media, Inc.	5,900,000	45,548
		162,868
Specialty Retail - 1.9%
AutoZone, Inc. (a)	600,000	99,834
Best Buy Co., Inc.	1,200,000	46,056
Home Depot, Inc.	900,000	23,688
		169,578
Textiles, Apparel & Luxury Goods - 0.7%
Polo Ralph Lauren Corp. Class A	600,000	32,304
VF Corp.	500,000	29,635
		61,939
TOTAL CONSUMER DISCRETIONARY		790,007
CONSUMER STAPLES - 11.6%
Beverages - 1.8%
Anheuser-Busch InBev NV (d)	3,547,300	108,562
Coca-Cola Enterprises, Inc.	1,155,924	19,720
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,100,000	35,929
		164,211
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.5%
Kroger Co.	7,700,000	$ 166,474
Wal-Mart Stores, Inc.	2,900,000	146,160
		312,634
Food Products - 0.8%
Archer Daniels Midland Co.	2,800,000	68,936
Household Products - 2.2%
Energizer Holdings, Inc. (a)	400,000	22,920
Procter & Gamble Co.	3,500,000	173,040
		195,960
Tobacco - 3.3%
Altria Group, Inc.	16,250,000	265,363
Lorillard, Inc.	500,000	31,565
		296,928
TOTAL CONSUMER STAPLES		1,038,669
ENERGY - 11.7%
Energy Equipment & Services - 0.6%
Noble Corp.	1,900,000	51,927
Oil, Gas & Consumable Fuels - 11.1%
Chevron Corp.	2,300,000	152,030
ConocoPhillips	6,347,268	260,238
Exxon Mobil Corp.	4,550,000	303,349
Holly Corp.	400,000	8,384
Marathon Oil Corp.	2,800,000	83,160
Sunoco, Inc.	1,100,000	29,161
Tesoro Corp.	3,100,000	47,275
Valero Energy Corp.	5,900,000	117,056
		1,000,653
TOTAL ENERGY		1,052,580
FINANCIALS - 11.7%
Capital Markets - 0.3%
Morgan Stanley	1,000,000	23,640
Commercial Banks - 1.7%
BB&T Corp. (d)	2,115,177	49,368
Wells Fargo & Co.	5,394,150	107,937
		157,305
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 4.4%
Bank of America Corp.	9,000,000	$ 80,370
IntercontinentalExchange, Inc. (a)	300,000	26,280
JPMorgan Chase & Co.	8,500,000	280,500
KKR Financial Holdings LLC	6,173,412	8,334
		395,484
Insurance - 5.0%
ACE Ltd.	1,900,000	88,008
Aspen Insurance Holdings Ltd.	243,900	5,751
Berkshire Hathaway, Inc. Class B (a)	48,330	148,131
Everest Re Group Ltd.	200,000	14,928
PartnerRe Ltd.	200,000	13,638
Platinum Underwriters Holdings Ltd.	600,000	17,262
RenaissanceRe Holdings Ltd.	200,000	9,732
The Travelers Companies, Inc.	3,100,000	127,534
Unum Group	1,800,000	29,412
		454,396
Real Estate Investment Trusts - 0.3%
General Growth Properties, Inc. (d)(e)	17,644,857	11,116
ProLogis Trust	1,500,000	13,665
		24,781
TOTAL FINANCIALS		1,055,606
HEALTH CARE - 12.0%
Biotechnology - 3.3%
Amgen, Inc. (a)	5,200,000	252,044
Cephalon, Inc. (a)	600,000	39,366
		291,410
Health Care Equipment & Supplies - 0.4%
Hospira, Inc. (a)	800,000	26,296
Inverness Medical Innovations, Inc. (a)	300,000	9,687
		35,983
Health Care Providers & Services - 0.4%
AmerisourceBergen Corp.	700,000	23,548
Humana, Inc. (a)	500,000	14,390
		37,938
Pharmaceuticals - 7.9%
AstraZeneca PLC sponsored ADR	2,300,000	80,431
Johnson & Johnson	3,400,000	178,024
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc. (a)	2,000,000	$ 26,500
Pfizer, Inc.	27,000,000	360,720
Schering-Plough Corp.	1,000,000	23,020
Watson Pharmaceuticals, Inc. (a)	1,300,000	40,222
		708,917
TOTAL HEALTH CARE		1,074,248
INDUSTRIALS - 10.5%
Aerospace & Defense - 6.7%
Alliant Techsystems, Inc. (a)	300,000	23,895
BAE Systems PLC	17,500,000	92,020
Goodrich Corp.	500,000	22,140
Honeywell International, Inc.	1,100,000	34,331
Lockheed Martin Corp.	500,000	39,265
Northrop Grumman Corp.	5,750,000	278,013
United Technologies Corp.	2,300,000	112,332
		601,996
Airlines - 0.2%
Delta Air Lines, Inc. (a)	3,576,459	22,067
Electrical Equipment - 0.2%
Cooper Industries Ltd. Class A	400,000	13,116
Industrial Conglomerates - 2.5%
General Electric Co.	10,500,000	132,825
Tyco International Ltd.	3,842,483	91,297
		224,122
Machinery - 0.9%
Navistar International Corp. (a)	2,123,700	80,276
TOTAL INDUSTRIALS		941,577
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)	10,000,000	193,200
Tellabs, Inc. (a)	7,000,000	36,680
ViaSat, Inc. (a)	400,000	9,196
		239,076
Computers & Peripherals - 7.9%
Apple, Inc. (a)	500,000	62,915
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	10,200,000	$ 366,994
International Business Machines Corp.	1,200,000	123,852
NCR Corp. (a)	754,957	7,663
Western Digital Corp. (a)	6,300,000	148,176
		709,600
IT Services - 2.4%
Accenture Ltd. Class A	1,495,940	44,026
Affiliated Computer Services, Inc. Class A (a)	1,600,000	77,408
Computer Sciences Corp. (a)	800,000	29,568
Fidelity National Information Services, Inc.	3,000,000	53,550
SAIC, Inc. (a)	500,000	9,050
		213,602
Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.	3,500,000	55,230
Software - 5.0%
Microsoft Corp.	7,900,000	160,054
Sybase, Inc. (a)(e)	5,200,000	176,592
Symantec Corp. (a)	5,900,000	101,775
Synopsys, Inc. (a)	400,000	8,712
		447,133
TOTAL INFORMATION TECHNOLOGY		1,664,641
MATERIALS - 3.3%
Chemicals - 0.4%
Terra Industries, Inc.	1,255,000	33,258
Containers & Packaging - 0.5%
Pactiv Corp. (a)	1,000,000	21,860
Rock-Tenn Co. Class A	747,055	28,209
		50,069
Metals & Mining - 2.4%
ArcelorMittal SA (NY Shares) Class A (d)	5,700,000	134,406
Newmont Mining Corp.	2,000,000	80,480
		214,886
TOTAL MATERIALS		298,213
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	3,100,000	$ 79,422
CenturyTel, Inc.	800,000	21,720
Embarq Corp.	1,600,000	58,496
Level 3 Communications, Inc. (a)	11,000,000	12,320
Qwest Communications International, Inc.	6,800,000	26,452
Verizon Communications, Inc.	2,080,900	63,135
		261,545
Wireless Telecommunication Services - 0.7%
Centennial Communications Corp. Class A (a)	2,000,000	16,540
Vodafone Group PLC sponsored ADR	2,500,000	45,875
		62,415
TOTAL TELECOMMUNICATION SERVICES		323,960
UTILITIES - 4.1%
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	8,700,000	61,509
NRG Energy, Inc. (a)	6,250,000	112,375
		173,884
Multi-Utilities - 2.2%
CMS Energy Corp.	5,800,000	69,716
PG&E Corp.	2,250,000	83,520
Sempra Energy	800,000	36,816
Wisconsin Energy Corp.	200,000	7,992
		198,044
TOTAL UTILITIES		371,928
TOTAL COMMON STOCKS (Cost $9,130,697)		8,611,429
U.S. Treasury Obligations - 0.6%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.22% 5/14/09 to 5/28/09 (f) (Cost $50,295)	$ 50,300	50,299
Money Market Funds - 5.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.53% (b)	248,707,129	$ 248,707
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	246,469,250	246,469
TOTAL MONEY MARKET FUNDS (Cost $495,176)		495,176
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $9,676,168)		9,156,904
NET OTHER ASSETS - (1.9)%		(172,172)
NET ASSETS - 100%		$ 8,984,732
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
7,033 CME E-mini S&P 500 Index Contracts	June 2009	$ 305,936	$ 10,059
The face value of futures purchased as a percentage of net assets - 3.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $29,550,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 616
Fidelity Securities Lending Cash Central Fund	595
Total	$ 1,211
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
General Growth Properties, Inc.	$ -	$ 25,227	$ 5,819	$ -	$ 11,116
Sybase, Inc.	106,520	35,182	-	-	176,592
Western Digital Corp.	202,950	19,008	111,321	-	-
Total	$ 309,470	$ 79,417	$ 117,140	$ -	$ 187,708
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,156,904	$ 8,906,023	$ 250,881	$ -
Other Financial Instruments*	$ 10,059	$ 10,059	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $1,901,584,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $238,892) - See accompanying schedule: Unaffiliated issuers (cost $9,008,786)	$ 8,474,020
Fidelity Central Funds (cost $495,176)	495,176
Other affiliated issuers (cost $172,206)	187,708
Total Investments (cost $9,676,168)		$ 9,156,904
Receivable for investments sold		235,170
Receivable for fund shares sold		3,480
Dividends receivable		9,411
Distributions receivable from Fidelity Central Funds		278
Receivable for daily variation on futures contracts		220
Prepaid expenses		75
Other receivables		131
Total assets		9,405,669

Liabilities
Payable for investments purchased	$ 161,098
Payable for fund shares redeemed	2,632
Accrued management fee	3,773
Other affiliated payables	2,352
Other payables and accrued expenses	4,613
Collateral on securities loaned, at value	246,469
Total liabilities		420,937

Net Assets		$ 8,984,732
Net Assets consist of:
Paid in capital		$ 13,972,856
Undistributed net investment income		38,942
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,513,434)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(513,632)
Net Assets		$ 8,984,732

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($8,811,189 ÷ 530,649.3 shares)	$ 16.60

Class K: Net Asset Value, offering price and redemption price per share ($173,543 ÷ 10,451.4 shares)	$ 16.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 107,764
Interest		35
Income from Fidelity Central Funds		1,211
Total income		109,010

Expenses
Management fee Basic fee	$ 24,595
Performance adjustment	(912)
Transfer agent fees	13,395
Accounting and security lending fees	682
Custodian fees and expenses	100
Independent trustees' compensation	34
Depreciation in deferred trustee compensation account	(1)
Registration fees	64
Audit	49
Legal	22
Miscellaneous	82
Total expenses before reductions	38,110
Expense reductions	(69)	38,041
Net investment income (loss)		70,969
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,407,977)
Other affiliated issuers	(102,417)
Foreign currency transactions	708
Futures contracts	14,533
Total net realized gain (loss)		(2,495,153)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,440,368
Assets and liabilities in foreign currencies	26
Futures contracts	10,059
Total change in net unrealized appreciation (depreciation)		1,450,453
Net gain (loss)		(1,044,700)
Net increase (decrease) in net assets resulting from operations		$ (973,731)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 70,969	$ 131,895
Net realized gain (loss)	(2,495,153)	(1,999,016)
Change in net unrealized appreciation (depreciation)	1,450,453	(3,637,959)
Net increase (decrease) in net assets resulting from operations	(973,731)	(5,505,080)
Distributions to shareholders from net investment income	(134,965)	(93,304)
Distributions to shareholders from net realized gain	-	(872,035)
Total distributions	(134,965)	(965,339)
Share transactions - net increase (decrease)	240,455	4,841,711
Total increase (decrease) in net assets	(868,241)	(1,628,708)

Net Assets
Beginning of period	9,852,973	11,481,681
End of period (including undistributed net investment income of $38,942 and undistributed net investment income of $102,938, respectively)	$ 8,984,732	$ 9,852,973

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Disciplined Equity

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 18.78	$ 33.37	$ 30.83	$ 26.71	$ 23.41	$ 21.78
Income from Investment Operations
Net investment income (loss) D	.13	.29	.27	.22	.20 G	.12
Net realized and unrealized gain (loss)	(2.05)	(12.19)	4.95	4.08	3.28	1.62
Total from investment operations	(1.92)	(11.90)	5.22	4.30	3.48	1.74
Distributions from net investment income	(.26)	(.26)	(.19)	(.18)	(.18)	(.11)
Distributions from net realized gain	-	(2.43)	(2.49)	-	-	-
Total distributions	(.26)	(2.69)	(2.68)	(.18)	(.18)	(.11)
Net asset value, end of period	$ 16.60	$ 18.78	$ 33.37	$ 30.83	$ 26.71	$ 23.41
Total Return B, C	(10.23)%	(38.68)%	18.42%	16.16%	14.92%	8.03%
Ratios to Average Net Assets E, H
Expenses before reductions	.89% A	.87%	.91%	.92%	.89%	.89%
Expenses net of fee waivers, if any	.89% A	.87%	.91%	.92%	.89%	.89%
Expenses net of all reductions	.88% A	.87%	.90%	.91%	.87%	.88%
Net investment income (loss)	1.64% A	1.10%	.88%	.76%	.79%G	.51%
Supplemental Data
Net assets, end of period (in millions)	$ 8,811	$ 9,804	$ 11,482	$ 7,694	$ 5,845	$ 4,467
Portfolio turnover rate F	192% A	186%	152%	98%	80%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .57%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 18.79	$ 27.38
Income from Investment Operations
Net investment income (loss) D	.15	.12
Net realized and unrealized gain (loss)	(2.05)	(8.71)
Total from investment operations	(1.90)	(8.59)
Distributions from net investment income	(.29)	-
Net asset value, end of period	$ 16.60	$ 18.79
Total Return B, C	(10.09)%	(31.37)%
Ratios to Average Net Assets E, H
Expenses before reductions	.63% A	.71% A
Expenses net of fee waivers, if any	.63% A	.71% A
Expenses net of all reductions	.63% A	.71% A
Net investment income (loss)	1.89% A	1.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 174	$ 49
Portfolio turnover rate F	192% A	186%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Disciplined Equity and Class K to eligible shareholders of Disciplined Equity. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. On January 15, 2009, the Board of Trustees of Fidelity Disciplined Equity Fund approved the creation of an additional class of shares. The Fund will commence sale of shares of Class F on or about June 26, 2009.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 554,590
Unrealized depreciation	(1,210,600)
Net unrealized appreciation (depreciation)	$ (656,010)
Cost for federal income tax purposes	$ 9,812,914

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Futures Contracts - continued

contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,283,229 and $8,399,801, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Disciplined Equity, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Disciplined Equity	$ 13,350.31
Class K	45.06
	$ 13,395

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $323 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $595.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Disciplined Equity's operating expenses. During this period, this reimbursement reduced the class' expenses by $4.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $55 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Disciplined Equity	$ 132,354	$ 93,304
Class K	2,611	-
Total	$ 134,965	$ 93,304
From net realized gain
Disciplined Equity	$ -	$ 872,035

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Disciplined Equity
Shares sold	47,755	194,792	$ 753,421	$ 5,037,304
Conversion to Class K	(7,119)	(2,555)	(126,430)	(60,355)
Reinvestment of distributions	7,952	31,848	131,216	955,761
Shares redeemed	(40,072)	(45,999)	(655,635)	(1,152,480)
Net increase (decrease)	8,516	178,086	$ 102,572	$ 4,780,230
Class K
Shares sold	1,681	127	$ 27,159	$ 2,643
Conversion from Disciplined Equity	7,115	2,553	126,430	60,355
Reinvestment of distributions	158	-	2,611	-
Shares redeemed	(1,108)	(75)	(18,317)	(1,517)
Net increase (decrease)	7,846	2,605	$ 137,883	$ 61,481

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 and Fidelity Freedom 2030 were the owners of record of approximately 17% and 14%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 70% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.
Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FDE-USAN-0609
1.784913.106

Fidelity®
Disciplined Equity
Fund -
Class K

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Disciplined Equity	.89%
Actual		$ 1,000.00	$ 897.70	$ 4.19
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Class K	.63%
Actual		$ 1,000.00	$ 899.10	$ 2.97
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Hewlett-Packard Co.	4.1	4.1
Pfizer, Inc.	4.0	3.1
Exxon Mobil Corp.	3.4	1.0
JPMorgan Chase & Co.	3.1	4.7
Northrop Grumman Corp.	3.1	3.1
Altria Group, Inc.	3.0	3.3
ConocoPhillips	2.9	4.0
Amgen, Inc.	2.8	1.0
McDonald's Corp.	2.2	3.6
Cisco Systems, Inc.	2.1	0.0
	30.7
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.5	15.7
Health Care	12.0	13.7
Financials	11.7	15.4
Energy	11.7	13.1
Consumer Staples	11.6	12.5
Asset Allocation (% of fund's net assets)
As of April 30, 2009*		As of October 31, 2008**
	Stocks and Equity Futures 99.2%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	9.1%	** Foreign investments	8.3%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.8%
Diversified Consumer Services - 1.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,600,000	$ 100,720
Hotels, Restaurants & Leisure - 2.5%
Darden Restaurants, Inc.	700,000	25,879
McDonald's Corp.	3,700,000	197,173
WMS Industries, Inc. (a)	160,200	5,144
		228,196
Household Durables - 0.5%
Leggett & Platt, Inc.	901,800	12,950
Whirlpool Corp.	600,000	27,096
		40,046
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	1,000,000	26,660
Media - 1.8%
Comcast Corp. Class A (special) (non-vtg.)	6,500,000	95,420
The Walt Disney Co.	1,000,000	21,900
Virgin Media, Inc.	5,900,000	45,548
		162,868
Specialty Retail - 1.9%
AutoZone, Inc. (a)	600,000	99,834
Best Buy Co., Inc.	1,200,000	46,056
Home Depot, Inc.	900,000	23,688
		169,578
Textiles, Apparel & Luxury Goods - 0.7%
Polo Ralph Lauren Corp. Class A	600,000	32,304
VF Corp.	500,000	29,635
		61,939
TOTAL CONSUMER DISCRETIONARY		790,007
CONSUMER STAPLES - 11.6%
Beverages - 1.8%
Anheuser-Busch InBev NV (d)	3,547,300	108,562
Coca-Cola Enterprises, Inc.	1,155,924	19,720
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,100,000	35,929
		164,211
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.5%
Kroger Co.	7,700,000	$ 166,474
Wal-Mart Stores, Inc.	2,900,000	146,160
		312,634
Food Products - 0.8%
Archer Daniels Midland Co.	2,800,000	68,936
Household Products - 2.2%
Energizer Holdings, Inc. (a)	400,000	22,920
Procter & Gamble Co.	3,500,000	173,040
		195,960
Tobacco - 3.3%
Altria Group, Inc.	16,250,000	265,363
Lorillard, Inc.	500,000	31,565
		296,928
TOTAL CONSUMER STAPLES		1,038,669
ENERGY - 11.7%
Energy Equipment & Services - 0.6%
Noble Corp.	1,900,000	51,927
Oil, Gas & Consumable Fuels - 11.1%
Chevron Corp.	2,300,000	152,030
ConocoPhillips	6,347,268	260,238
Exxon Mobil Corp.	4,550,000	303,349
Holly Corp.	400,000	8,384
Marathon Oil Corp.	2,800,000	83,160
Sunoco, Inc.	1,100,000	29,161
Tesoro Corp.	3,100,000	47,275
Valero Energy Corp.	5,900,000	117,056
		1,000,653
TOTAL ENERGY		1,052,580
FINANCIALS - 11.7%
Capital Markets - 0.3%
Morgan Stanley	1,000,000	23,640
Commercial Banks - 1.7%
BB&T Corp. (d)	2,115,177	49,368
Wells Fargo & Co.	5,394,150	107,937
		157,305
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 4.4%
Bank of America Corp.	9,000,000	$ 80,370
IntercontinentalExchange, Inc. (a)	300,000	26,280
JPMorgan Chase & Co.	8,500,000	280,500
KKR Financial Holdings LLC	6,173,412	8,334
		395,484
Insurance - 5.0%
ACE Ltd.	1,900,000	88,008
Aspen Insurance Holdings Ltd.	243,900	5,751
Berkshire Hathaway, Inc. Class B (a)	48,330	148,131
Everest Re Group Ltd.	200,000	14,928
PartnerRe Ltd.	200,000	13,638
Platinum Underwriters Holdings Ltd.	600,000	17,262
RenaissanceRe Holdings Ltd.	200,000	9,732
The Travelers Companies, Inc.	3,100,000	127,534
Unum Group	1,800,000	29,412
		454,396
Real Estate Investment Trusts - 0.3%
General Growth Properties, Inc. (d)(e)	17,644,857	11,116
ProLogis Trust	1,500,000	13,665
		24,781
TOTAL FINANCIALS		1,055,606
HEALTH CARE - 12.0%
Biotechnology - 3.3%
Amgen, Inc. (a)	5,200,000	252,044
Cephalon, Inc. (a)	600,000	39,366
		291,410
Health Care Equipment & Supplies - 0.4%
Hospira, Inc. (a)	800,000	26,296
Inverness Medical Innovations, Inc. (a)	300,000	9,687
		35,983
Health Care Providers & Services - 0.4%
AmerisourceBergen Corp.	700,000	23,548
Humana, Inc. (a)	500,000	14,390
		37,938
Pharmaceuticals - 7.9%
AstraZeneca PLC sponsored ADR	2,300,000	80,431
Johnson & Johnson	3,400,000	178,024
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc. (a)	2,000,000	$ 26,500
Pfizer, Inc.	27,000,000	360,720
Schering-Plough Corp.	1,000,000	23,020
Watson Pharmaceuticals, Inc. (a)	1,300,000	40,222
		708,917
TOTAL HEALTH CARE		1,074,248
INDUSTRIALS - 10.5%
Aerospace & Defense - 6.7%
Alliant Techsystems, Inc. (a)	300,000	23,895
BAE Systems PLC	17,500,000	92,020
Goodrich Corp.	500,000	22,140
Honeywell International, Inc.	1,100,000	34,331
Lockheed Martin Corp.	500,000	39,265
Northrop Grumman Corp.	5,750,000	278,013
United Technologies Corp.	2,300,000	112,332
		601,996
Airlines - 0.2%
Delta Air Lines, Inc. (a)	3,576,459	22,067
Electrical Equipment - 0.2%
Cooper Industries Ltd. Class A	400,000	13,116
Industrial Conglomerates - 2.5%
General Electric Co.	10,500,000	132,825
Tyco International Ltd.	3,842,483	91,297
		224,122
Machinery - 0.9%
Navistar International Corp. (a)	2,123,700	80,276
TOTAL INDUSTRIALS		941,577
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)	10,000,000	193,200
Tellabs, Inc. (a)	7,000,000	36,680
ViaSat, Inc. (a)	400,000	9,196
		239,076
Computers & Peripherals - 7.9%
Apple, Inc. (a)	500,000	62,915
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	10,200,000	$ 366,994
International Business Machines Corp.	1,200,000	123,852
NCR Corp. (a)	754,957	7,663
Western Digital Corp. (a)	6,300,000	148,176
		709,600
IT Services - 2.4%
Accenture Ltd. Class A	1,495,940	44,026
Affiliated Computer Services, Inc. Class A (a)	1,600,000	77,408
Computer Sciences Corp. (a)	800,000	29,568
Fidelity National Information Services, Inc.	3,000,000	53,550
SAIC, Inc. (a)	500,000	9,050
		213,602
Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.	3,500,000	55,230
Software - 5.0%
Microsoft Corp.	7,900,000	160,054
Sybase, Inc. (a)(e)	5,200,000	176,592
Symantec Corp. (a)	5,900,000	101,775
Synopsys, Inc. (a)	400,000	8,712
		447,133
TOTAL INFORMATION TECHNOLOGY		1,664,641
MATERIALS - 3.3%
Chemicals - 0.4%
Terra Industries, Inc.	1,255,000	33,258
Containers & Packaging - 0.5%
Pactiv Corp. (a)	1,000,000	21,860
Rock-Tenn Co. Class A	747,055	28,209
		50,069
Metals & Mining - 2.4%
ArcelorMittal SA (NY Shares) Class A (d)	5,700,000	134,406
Newmont Mining Corp.	2,000,000	80,480
		214,886
TOTAL MATERIALS		298,213
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	3,100,000	$ 79,422
CenturyTel, Inc.	800,000	21,720
Embarq Corp.	1,600,000	58,496
Level 3 Communications, Inc. (a)	11,000,000	12,320
Qwest Communications International, Inc.	6,800,000	26,452
Verizon Communications, Inc.	2,080,900	63,135
		261,545
Wireless Telecommunication Services - 0.7%
Centennial Communications Corp. Class A (a)	2,000,000	16,540
Vodafone Group PLC sponsored ADR	2,500,000	45,875
		62,415
TOTAL TELECOMMUNICATION SERVICES		323,960
UTILITIES - 4.1%
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	8,700,000	61,509
NRG Energy, Inc. (a)	6,250,000	112,375
		173,884
Multi-Utilities - 2.2%
CMS Energy Corp.	5,800,000	69,716
PG&E Corp.	2,250,000	83,520
Sempra Energy	800,000	36,816
Wisconsin Energy Corp.	200,000	7,992
		198,044
TOTAL UTILITIES		371,928
TOTAL COMMON STOCKS (Cost $9,130,697)		8,611,429
U.S. Treasury Obligations - 0.6%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.22% 5/14/09 to 5/28/09 (f) (Cost $50,295)	$ 50,300	50,299
Money Market Funds - 5.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.53% (b)	248,707,129	$ 248,707
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	246,469,250	246,469
TOTAL MONEY MARKET FUNDS (Cost $495,176)		495,176
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $9,676,168)		9,156,904
NET OTHER ASSETS - (1.9)%		(172,172)
NET ASSETS - 100%		$ 8,984,732
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
7,033 CME E-mini S&P 500 Index Contracts	June 2009	$ 305,936	$ 10,059
The face value of futures purchased as a percentage of net assets - 3.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $29,550,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 616
Fidelity Securities Lending Cash Central Fund	595
Total	$ 1,211
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
General Growth Properties, Inc.	$ -	$ 25,227	$ 5,819	$ -	$ 11,116
Sybase, Inc.	106,520	35,182	-	-	176,592
Western Digital Corp.	202,950	19,008	111,321	-	-
Total	$ 309,470	$ 79,417	$ 117,140	$ -	$ 187,708
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,156,904	$ 8,906,023	$ 250,881	$ -
Other Financial Instruments*	$ 10,059	$ 10,059	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $1,901,584,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $238,892) - See accompanying schedule: Unaffiliated issuers (cost $9,008,786)	$ 8,474,020
Fidelity Central Funds (cost $495,176)	495,176
Other affiliated issuers (cost $172,206)	187,708
Total Investments (cost $9,676,168)		$ 9,156,904
Receivable for investments sold		235,170
Receivable for fund shares sold		3,480
Dividends receivable		9,411
Distributions receivable from Fidelity Central Funds		278
Receivable for daily variation on futures contracts		220
Prepaid expenses		75
Other receivables		131
Total assets		9,405,669

Liabilities
Payable for investments purchased	$ 161,098
Payable for fund shares redeemed	2,632
Accrued management fee	3,773
Other affiliated payables	2,352
Other payables and accrued expenses	4,613
Collateral on securities loaned, at value	246,469
Total liabilities		420,937

Net Assets		$ 8,984,732
Net Assets consist of:
Paid in capital		$ 13,972,856
Undistributed net investment income		38,942
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,513,434)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(513,632)
Net Assets		$ 8,984,732

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($8,811,189 ÷ 530,649.3 shares)	$ 16.60

Class K: Net Asset Value, offering price and redemption price per share ($173,543 ÷ 10,451.4 shares)	$ 16.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 107,764
Interest		35
Income from Fidelity Central Funds		1,211
Total income		109,010

Expenses
Management fee Basic fee	$ 24,595
Performance adjustment	(912)
Transfer agent fees	13,395
Accounting and security lending fees	682
Custodian fees and expenses	100
Independent trustees' compensation	34
Depreciation in deferred trustee compensation account	(1)
Registration fees	64
Audit	49
Legal	22
Miscellaneous	82
Total expenses before reductions	38,110
Expense reductions	(69)	38,041
Net investment income (loss)		70,969
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,407,977)
Other affiliated issuers	(102,417)
Foreign currency transactions	708
Futures contracts	14,533
Total net realized gain (loss)		(2,495,153)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,440,368
Assets and liabilities in foreign currencies	26
Futures contracts	10,059
Total change in net unrealized appreciation (depreciation)		1,450,453
Net gain (loss)		(1,044,700)
Net increase (decrease) in net assets resulting from operations		$ (973,731)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 70,969	$ 131,895
Net realized gain (loss)	(2,495,153)	(1,999,016)
Change in net unrealized appreciation (depreciation)	1,450,453	(3,637,959)
Net increase (decrease) in net assets resulting from operations	(973,731)	(5,505,080)
Distributions to shareholders from net investment income	(134,965)	(93,304)
Distributions to shareholders from net realized gain	-	(872,035)
Total distributions	(134,965)	(965,339)
Share transactions - net increase (decrease)	240,455	4,841,711
Total increase (decrease) in net assets	(868,241)	(1,628,708)

Net Assets
Beginning of period	9,852,973	11,481,681
End of period (including undistributed net investment income of $38,942 and undistributed net investment income of $102,938, respectively)	$ 8,984,732	$ 9,852,973

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Disciplined Equity

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 18.78	$ 33.37	$ 30.83	$ 26.71	$ 23.41	$ 21.78
Income from Investment Operations
Net investment income (loss) D	.13	.29	.27	.22	.20 G	.12
Net realized and unrealized gain (loss)	(2.05)	(12.19)	4.95	4.08	3.28	1.62
Total from investment operations	(1.92)	(11.90)	5.22	4.30	3.48	1.74
Distributions from net investment income	(.26)	(.26)	(.19)	(.18)	(.18)	(.11)
Distributions from net realized gain	-	(2.43)	(2.49)	-	-	-
Total distributions	(.26)	(2.69)	(2.68)	(.18)	(.18)	(.11)
Net asset value, end of period	$ 16.60	$ 18.78	$ 33.37	$ 30.83	$ 26.71	$ 23.41
Total Return B, C	(10.23)%	(38.68)%	18.42%	16.16%	14.92%	8.03%
Ratios to Average Net Assets E, H
Expenses before reductions	.89% A	.87%	.91%	.92%	.89%	.89%
Expenses net of fee waivers, if any	.89% A	.87%	.91%	.92%	.89%	.89%
Expenses net of all reductions	.88% A	.87%	.90%	.91%	.87%	.88%
Net investment income (loss)	1.64% A	1.10%	.88%	.76%	.79%G	.51%
Supplemental Data
Net assets, end of period (in millions)	$ 8,811	$ 9,804	$ 11,482	$ 7,694	$ 5,845	$ 4,467
Portfolio turnover rate F	192% A	186%	152%	98%	80%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .57%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 18.79	$ 27.38
Income from Investment Operations
Net investment income (loss) D	.15	.12
Net realized and unrealized gain (loss)	(2.05)	(8.71)
Total from investment operations	(1.90)	(8.59)
Distributions from net investment income	(.29)	-
Net asset value, end of period	$ 16.60	$ 18.79
Total Return B, C	(10.09)%	(31.37)%
Ratios to Average Net Assets E, H
Expenses before reductions	.63% A	.71% A
Expenses net of fee waivers, if any	.63% A	.71% A
Expenses net of all reductions	.63% A	.71% A
Net investment income (loss)	1.89% A	1.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 174	$ 49
Portfolio turnover rate F	192% A	186%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Disciplined Equity and Class K to eligible shareholders of Disciplined Equity. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. On January 15, 2009, the Board of Trustees of Fidelity Disciplined Equity Fund approved the creation of an additional class of shares. The Fund will commence sale of shares of Class F on or about June 26, 2009.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 554,590
Unrealized depreciation	(1,210,600)
Net unrealized appreciation (depreciation)	$ (656,010)
Cost for federal income tax purposes	$ 9,812,914

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Futures Contracts - continued

contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,283,229 and $8,399,801, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Disciplined Equity, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Disciplined Equity	$ 13,350.31
Class K	45.06
	$ 13,395

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $323 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $595.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Disciplined Equity's operating expenses. During this period, this reimbursement reduced the class' expenses by $4.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $55 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Disciplined Equity	$ 132,354	$ 93,304
Class K	2,611	-
Total	$ 134,965	$ 93,304
From net realized gain
Disciplined Equity	$ -	$ 872,035

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Disciplined Equity
Shares sold	47,755	194,792	$ 753,421	$ 5,037,304
Conversion to Class K	(7,119)	(2,555)	(126,430)	(60,355)
Reinvestment of distributions	7,952	31,848	131,216	955,761
Shares redeemed	(40,072)	(45,999)	(655,635)	(1,152,480)
Net increase (decrease)	8,516	178,086	$ 102,572	$ 4,780,230
Class K
Shares sold	1,681	127	$ 27,159	$ 2,643
Conversion from Disciplined Equity	7,115	2,553	126,430	60,355
Reinvestment of distributions	158	-	2,611	-
Shares redeemed	(1,108)	(75)	(18,317)	(1,517)
Net increase (decrease)	7,846	2,605	$ 137,883	$ 61,481

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 and Fidelity Freedom 2030 were the owners of record of approximately 17% and 14%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 70% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

FDE-K-USAN-0609
1.863078.100

Fidelity®
Focused Stock
Fund

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Actual	1.00%	$ 1,000.00	$ 895.10	$ 4.70
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.84	$ 5.01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp.	5.0	6.8
Google, Inc. Class A (sub. vtg.)	4.9	4.3
QUALCOMM, Inc.	4.4	2.3
Apple, Inc.	4.4	4.0
JPMorgan Chase & Co.	4.3	0.0
Gilead Sciences, Inc.	4.1	1.5
Oracle Corp.	4.0	3.7
Temple-Inland, Inc.	3.6	0.0
Avnet, Inc.	3.5	0.0
Express Scripts, Inc.	3.1	0.0
	41.3
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.4	17.4
Financials	14.3	17.1
Health Care	9.6	14.7
Energy	9.6	5.6
Industrials	9.5	11.3
Asset Allocation (% of fund's net assets)
As of April 30, 2009 *	As of October 31, 2008 **
Stocks 97.3%	Stocks 92.1%
Convertible Securities 0.3%	Convertible Securities 0.0%
Short-Term Investments and Net Other Assets 2.4%	Short-Term Investments and Net Other Assets 7.9%

* Foreign investments	9.1%	** Foreign investments	3.1%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 2.3%
BorgWarner, Inc. (d)	123,300	$ 3,569,535
Hotels, Restaurants & Leisure - 0.7%
McDonald's Corp.	19,400	1,033,826
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	13,800	1,111,176
Media - 1.7%
The DIRECTV Group, Inc. (a)	102,700	2,539,771
Multiline Retail - 0.8%
Kohl's Corp. (a)	26,000	1,179,100
Specialty Retail - 1.2%
TJX Companies, Inc.	64,000	1,790,080
TOTAL CONSUMER DISCRETIONARY		11,223,488
CONSUMER STAPLES - 6.0%
Beverages - 3.0%
The Coca-Cola Co.	104,100	4,481,505
Food & Staples Retailing - 2.2%
Wal-Mart Stores, Inc.	47,400	2,388,960
Walgreen Co.	28,000	880,040
		3,269,000
Tobacco - 0.8%
Philip Morris International, Inc.	34,700	1,256,140
TOTAL CONSUMER STAPLES		9,006,645
ENERGY - 9.6%
Energy Equipment & Services - 3.9%
Noble Corp.	82,000	2,241,060
Schlumberger Ltd. (NY Shares)	29,000	1,420,710
Weatherford International Ltd. (a)	130,000	2,161,900
		5,823,670
Oil, Gas & Consumable Fuels - 5.7%
Chevron Corp.	31,200	2,062,320
Southwestern Energy Co. (a)	57,800	2,072,708
Total SA sponsored ADR	89,800	4,464,856
		8,599,884
TOTAL ENERGY		14,423,554
Common Stocks - continued
	Shares	Value
FINANCIALS - 14.3%
Capital Markets - 4.5%
Deutsche Bank AG (NY Shares)	51,000	$ 2,673,930
Morgan Stanley	171,800	4,061,352
		6,735,282
Commercial Banks - 3.7%
Wells Fargo & Co.	195,100	3,903,951
Wilmington Trust Corp., Delaware	122,000	1,770,220
		5,674,171
Diversified Financial Services - 4.3%
JPMorgan Chase & Co.	196,300	6,477,900
Insurance - 1.3%
Fidelity National Financial, Inc. Class A	107,000	1,939,910
Real Estate Investment Trusts - 0.5%
Simon Property Group, Inc.	16,000	825,600
TOTAL FINANCIALS		21,652,863
HEALTH CARE - 9.6%
Biotechnology - 6.5%
Biogen Idec, Inc. (a)	24,900	1,203,666
Cephalon, Inc. (a)(d)	36,900	2,421,009
Gilead Sciences, Inc. (a)	133,000	6,091,400
		9,716,075
Health Care Providers & Services - 3.1%
Express Scripts, Inc. (a)	74,000	4,733,780
TOTAL HEALTH CARE		14,449,855
INDUSTRIALS - 9.4%
Industrial Conglomerates - 1.4%
General Electric Co.	165,600	2,094,840
Machinery - 3.0%
Eaton Corp.	60,000	2,628,000
PACCAR, Inc.	53,600	1,899,584
		4,527,584
Road & Rail - 5.0%
Union Pacific Corp.	154,000	7,567,560
TOTAL INDUSTRIALS		14,189,984
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 30.4%
Communications Equipment - 7.2%
Cisco Systems, Inc. (a)	216,700	$ 4,186,644
QUALCOMM, Inc.	157,000	6,644,240
		10,830,884
Computers & Peripherals - 5.8%
Apple, Inc. (a)	52,100	6,555,743
International Business Machines Corp.	20,900	2,157,089
		8,712,832
Electronic Equipment & Components - 3.5%
Avnet, Inc. (a)	239,600	5,244,844
Internet Software & Services - 4.9%
Google, Inc. Class A (sub. vtg.) (a)	18,750	7,424,438
IT Services - 2.6%
Hewitt Associates, Inc. Class A (a)	38,000	1,191,680
Visa, Inc.	43,300	2,812,768
		4,004,448
Semiconductors & Semiconductor Equipment - 2.0%
Novellus Systems, Inc. (a)	35,000	632,100
Teradyne, Inc. (a)	146,561	870,572
Varian Semiconductor Equipment Associates, Inc. (a)	58,000	1,484,220
		2,986,892
Software - 4.4%
Changyou.com Ltd. (A Shares) ADR	18,400	565,800
Oracle Corp.	313,700	6,066,958
		6,632,758
TOTAL INFORMATION TECHNOLOGY		45,837,096
MATERIALS - 8.4%
Chemicals - 2.6%
Celanese Corp. Class A	61,150	1,274,366
FMC Corp.	53,500	2,607,055
		3,881,421
Containers & Packaging - 4.2%
Sealed Air Corp.	48,000	914,880
Temple-Inland, Inc.	453,480	5,414,551
		6,329,431
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.6%
Freeport-McMoRan Copper & Gold, Inc. Class B	56,400	$ 2,405,460
TOTAL MATERIALS		12,616,312
TELECOMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services - 2.2%
Sprint Nextel Corp. (a)	778,100	3,392,516
TOTAL COMMON STOCKS (Cost $134,936,340)		146,792,313
Convertible Bonds - 0.3%
	Principal Amount
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Sunpower Corp. 4.75% 4/15/14	$ 100,000	117,730
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	60,000	65,058
TOTAL INDUSTRIALS		182,788
MATERIALS - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA 5% 5/15/14	80,000	82,614
United States Steel Corp. 4% 5/15/14	140,000	149,450
		232,064
TOTAL CONVERTIBLE BONDS (Cost $380,000)		414,852
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	5,100,914	$ 5,100,914
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	2,200,650	2,200,650
TOTAL MONEY MARKET FUNDS (Cost $7,301,564)		7,301,564
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $142,617,904)		154,508,729
NET OTHER ASSETS - (2.4)%		(3,567,847)
NET ASSETS - 100%		$ 150,940,882
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 56,546
Fidelity Securities Lending Cash Central Fund	22,607
Total	$ 79,153
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 154,508,729	$ 154,093,877	$ 414,852	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $15,579,109 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,172,249) - See accompanying schedule: Unaffiliated issuers (cost $135,316,340)	$ 147,207,165
Fidelity Central Funds (cost $7,301,564)	7,301,564
Total Investments (cost $142,617,904)		$ 154,508,729
Receivable for investments sold		12,219,306
Receivable for fund shares sold		199,830
Dividends receivable		77,822
Distributions receivable from Fidelity Central Funds		14,845
Prepaid expenses		716
Receivable from investment adviser for expense reductions		6,217
Total assets		167,027,465

Liabilities
Payable for investments purchased	$ 13,550,512
Payable for fund shares redeemed	192,446
Accrued management fee	79,279
Other affiliated payables	41,696
Other payables and accrued expenses	22,000
Collateral on securities loaned, at value	2,200,650
Total liabilities		16,086,583

Net Assets		$ 150,940,882
Net Assets consist of:
Paid in capital		$ 185,276,847
Undistributed net investment income		324,002
Accumulated undistributed net realized gain (loss) on investments		(46,550,791)
Net unrealized appreciation (depreciation) on investments		11,890,824
Net Assets, for 17,301,898 shares outstanding		$ 150,940,882
Net Asset Value, offering price and redemption price per share ($150,940,882 ÷ 17,301,898 shares)		$ 8.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 1,177,079
Interest		753
Income from Fidelity Central Funds		79,153
Total income		1,256,985

Expenses
Management fee Basic fee	$ 348,436
Performance adjustment	57,628
Transfer agent fees	190,896
Accounting and security lending fees	24,294
Custodian fees and expenses	12,123
Independent trustees' compensation	428
Registration fees	22,545
Audit	24,954
Legal	609
Miscellaneous	875
Total expenses before reductions	682,788
Expense reductions	(69,607)	613,181
Net investment income (loss)		643,804
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(25,127,853)
Futures contracts	191,494
Total net realized gain (loss)		(24,936,359)
Change in net unrealized appreciation (depreciation) on investment securities		14,458,220
Net gain (loss)		(10,478,139)
Net increase (decrease) in net assets resulting from operations		$ (9,834,335)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 643,804	$ 609,241
Net realized gain (loss)	(24,936,359)	(21,255,088)
Change in net unrealized appreciation (depreciation)	14,458,220	(15,569,157)
Net increase (decrease) in net assets resulting from operations	(9,834,335)	(36,215,004)
Distributions to shareholders from net investment income	(737,098)	(381,020)
Distributions to shareholders from net realized gain	-	(8,191,933)
Total distributions	(737,098)	(8,572,953)
Share transactions Proceeds from sales of shares	102,162,514	86,028,487
Reinvestment of distributions	708,416	8,220,938
Cost of shares redeemed	(38,228,947)	(49,979,322)
Net increase (decrease) in net assets resulting from share transactions	64,641,983	44,270,103
Total increase (decrease) in net assets	54,070,550	(517,854)

Net Assets
Beginning of period	96,870,332	97,388,186
End of period (including undistributed net investment income of $324,002 and undistributed net investment income of $422,974, respectively)	$ 150,940,882	$ 96,870,332
Other Information Shares
Sold	12,024,340	7,047,741
Issued in reinvestment of distributions	80,593	613,503
Redeemed	(4,666,780)	(4,141,601)
Net increase (decrease)	7,438,153	3,519,643

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 15.35	$ 12.32	$ 11.37	$ 9.14	$ 8.29
Income from Investment Operations
Net investment income (loss) D	.04	.09	.06	.01 G	.04 H	- K
Net realized and unrealized gain (loss)	(1.07)	(4.27)	2.98	.98	2.22	.87
Total from investment operations	(1.03)	(4.18)	3.04	.99	2.26	.87
Distributions from net investment income	(.07)	(.06)	(.01)	(.04)	(.03)	(.02)
Distributions from net realized gain	-	(1.29)	-	-	-	-
Total distributions	(.07)	(1.35)	(.01)	(.04)	(.03)	(.02)
Redemption fees added to paid in capital J	-	-	-	- D, K	- D, K	- D, K
Net asset value, end of period	$ 8.72	$ 9.82	$ 15.35	$ 12.32	$ 11.37	$ 9.14
Total Return B, C	(10.49)%	(29.58)%	24.70%	8.72%	24.78%	10.51%
Ratios to Average Net Assets E, I
Expenses before reductions	1.11% A	1.20%	1.20%	1.08%	1.01%	1.07%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.07%
Expenses net of all reductions	1.00% A	.99%	.99%	.98%	.98%	1.02%
Net investment income (loss)	1.05% A	.70%	.47%	.12%G	.40%H	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 150,941	$ 96,870	$ 97,388	$ 88,908	$ 110,255	$ 38,873
Portfolio turnover rate F	386% A	491%	343%	202%	158%	201%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .01%.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.02 per share. Excluding the in-kind dividend, the ratio of net investment income (loss) to average net assets would have been ..24%.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J The redemption fee was eliminated during the year ended October 31, 2006.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 12,623,954
Unrealized depreciation	(8,456,204)
Net unrealized appreciation (depreciation)	$ 4,167,750
Cost for federal income tax purposes	$ 150,340,979

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond and equity markets and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $286,394,239 and $217,592,071, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± 20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .31% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $19,611 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit - continued

pay commitment fees on its pro-rata portion of the line of credit, which amounted to $346 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $22,607.

9. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $69,607.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

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Semiannual Report

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Fidelity®
Small Cap Independence
Fund

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	.89%
Actual		$ 1,000.00	$ 959.10	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Class T	1.17%
Actual		$ 1,000.00	$ 959.40	$ 5.68
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86
Class B	1.63%
Actual		$ 1,000.00	$ 956.60	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Class C	1.63%
Actual		$ 1,000.00	$ 956.60	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Small Cap Independence	.65%
Actual		$ 1,000.00	$ 961.50	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Institutional Class	.54%
Actual		$ 1,000.00	$ 961.60	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
AirTran Holdings, Inc.	2.1	1.1
Conceptus, Inc.	1.7	1.4
Sunpower Corp. Class B	1.6	0.0
Alaska Air Group, Inc.	1.6	1.5
Wyndham Worldwide Corp.	1.5	0.0
Rush Enterprises, Inc. Class A	1.5	0.4
Life Technologies Corp.	1.4	0.0
Janus Capital Group, Inc.	1.2	0.8
Fourlis Holdings SA	1.2	1.1
KLA-Tencor Corp.	1.2	0.3
	15.0
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.7	14.8
Industrials	18.3	19.6
Financials	15.4	17.4
Information Technology	13.2	15.6
Health Care	11.2	12.3
Asset Allocation (% of fund's net assets)
As of April 30, 2009 *		As of October 31, 2008 **
	Stocks and Investment Companies 99.6%		Stocks and Investment Companies 98.2%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	12.8%	** Foreign investments	13.7%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.7%
Auto Components - 3.1%
Autoliv, Inc.	220,800	$ 5,447
BorgWarner, Inc. (d)	310,300	8,983
Federal-Mogul Corp. Class A (a)	596,575	6,622
Gentex Corp.	844,100	11,286
The Goodyear Tire & Rubber Co. (a)	476,830	5,240
		37,578
Diversified Consumer Services - 1.1%
Coinstar, Inc. (a)	369,588	13,154
Hotels, Restaurants & Leisure - 6.6%
Bally Technologies, Inc. (a)	223,400	5,849
Domino's Pizza, Inc. (a)	738,100	6,968
InterContinental Hotel Group PLC ADR (d)	642,700	6,086
Landry's Restaurants, Inc. (d)	425,721	3,891
Morgans Hotel Group Co. (a)	891,064	3,823
Morton's Restaurant Group, Inc. (a)	613,849	2,848
Penn National Gaming, Inc. (a)	264,300	8,991
Ruth's Chris Steak House, Inc. (a)(e)	1,769,806	6,407
Starwood Hotels & Resorts Worldwide, Inc.	546,600	11,402
Vail Resorts, Inc. (a)	86,700	2,532
WMS Industries, Inc. (a)	133,658	4,292
Wyndham Worldwide Corp.	1,567,715	18,311
		81,400
Household Durables - 3.7%
Hooker Furniture Corp.	128,564	1,507
Lennar Corp. Class A	61,100	595
M.D.C. Holdings, Inc.	168,900	5,773
Meritage Homes Corp. (a)	477,200	9,931
Mohawk Industries, Inc. (a)	222,900	10,545
Pulte Homes, Inc. (d)	1,105,200	12,721
Ryland Group, Inc.	226,600	4,693
		45,765
Leisure Equipment & Products - 0.7%
Brunswick Corp.	1,401,800	8,383
Media - 1.7%
Discovery Communications, Inc. (a)	402,900	7,651
Global Sources Ltd.	23,232	103
Harte-Hanks, Inc.	307,000	2,536
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Advertising Co. Class A (a)(d)	603,800	$ 10,204
Valassis Communications, Inc. (a)	163,700	846
		21,340
Specialty Retail - 8.6%
American Eagle Outfitters, Inc.	470,700	6,976
AnnTaylor Stores Corp. (a)	1,498,000	11,070
AutoNation, Inc. (a)	256,200	4,537
Citi Trends, Inc. (a)	239,400	5,880
Fourlis Holdings SA	1,283,430	15,320
Gymboree Corp. (a)	280,100	9,635
Pacific Sunwear of California, Inc. (a)	2,225,522	9,013
Penske Auto Group, Inc.	854,100	11,317
SAZABY, Inc.	78,100	835
Shoe Carnival, Inc. (a)	509,200	5,937
Signet Jewelers Ltd.	271,700	4,312
The Men's Wearhouse, Inc.	363,500	6,776
Williams-Sonoma, Inc.	843,700	11,812
Zale Corp. (a)(d)	555,204	2,065
		105,485
Textiles, Apparel & Luxury Goods - 1.2%
G-III Apparel Group Ltd. (a)	463,400	3,716
Liz Claiborne, Inc.	1,422,500	6,743
Ted Baker PLC	727,900	3,973
		14,432
TOTAL CONSUMER DISCRETIONARY		327,537
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.1%
Diedrich Coffee, Inc. (a)	32,705	318
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)(d)	121,334	8,774
TOTAL CONSUMER STAPLES		9,092
ENERGY - 7.1%
Energy Equipment & Services - 1.3%
Atwood Oceanics, Inc. (a)	228,152	5,092
Nabors Industries Ltd. (a)	162,800	2,476
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	220,300	$ 4,164
Superior Energy Services, Inc. (a)	219,500	4,217
		15,949
Oil, Gas & Consumable Fuels - 5.8%
Alpha Natural Resources, Inc. (a)	212,000	4,342
Cabot Oil & Gas Corp.	364,600	11,007
Encore Acquisition Co. (a)	338,150	9,871
EXCO Resources, Inc. (a)	966,000	11,379
Forest Oil Corp. (a)	76,800	1,229
Foundation Coal Holdings, Inc.	483,800	7,857
Goodrich Petroleum Corp. (a)(d)	172,500	3,955
Petrohawk Energy Corp. (a)	250,000	5,900
Plains Exploration & Production Co. (a)	182,900	3,451
Range Resources Corp.	111,600	4,461
Southwestern Energy Co. (a)	155,700	5,583
USEC, Inc. (a)	440,100	2,724
		71,759
TOTAL ENERGY		87,708
FINANCIALS - 15.4%
Capital Markets - 3.8%
Affiliated Managers Group, Inc. (a)	190,900	10,853
GLG Partners, Inc. warrants 12/28/11 (a)	99,912	7
Janus Capital Group, Inc.	1,569,700	15,744
optionsXpress Holdings, Inc.	439,600	7,236
Waddell & Reed Financial, Inc. Class A	605,800	13,576
		47,416
Commercial Banks - 4.4%
Associated Banc-Corp.	442,023	6,838
Bank of Hawaii Corp.	104,100	3,658
Bank of the Ozarks, Inc. (d)	275,500	6,841
Boston Private Financial Holdings, Inc.	1,237,900	5,707
First Horizon National Corp.	654,666	7,535
First Midwest Bancorp, Inc., Delaware	268,951	2,383
KeyCorp	911,500	5,606
PacWest Bancorp	383,900	5,593
Prosperity Bancshares, Inc.	166,211	4,616
UMB Financial Corp.	106,600	4,879
		53,656
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.3%
Gimv NV	68,250	$ 3,404
India Hospitality Corp. (a)	833,320	103
		3,507
Insurance - 3.2%
Allied World Assurance Co. Holdings Ltd.	132,200	4,910
Argo Group International Holdings, Ltd. (a)	157,400	4,406
Endurance Specialty Holdings Ltd.	188,400	4,929
Montpelier Re Holdings Ltd.	325,424	4,055
Platinum Underwriters Holdings Ltd.	207,100	5,958
W.R. Berkley Corp.	183,600	4,390
Willis Group Holdings Ltd.	132,200	3,637
XL Capital Ltd. Class A	704,600	6,701
		38,986
Real Estate Investment Trusts - 2.7%
Corporate Office Properties Trust (SBI)	242,000	7,396
Host Hotels & Resorts, Inc.	604,000	4,645
Segro PLC	22,779,900	7,986
Simon Property Group, Inc.	204,200	10,537
SL Green Realty Corp.	174,100	3,075
		33,639
Real Estate Management & Development - 0.7%
Jones Lang LaSalle, Inc.	224,700	7,251
Orchid Developments Group Ltd. (a)	2,219,000	1,427
		8,678
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc. (d)	318,900	3,607
TOTAL FINANCIALS		189,489
HEALTH CARE - 11.2%
Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc. (a)	32,300	593
Cougar Biotechnology, Inc. (a)	44,000	1,536
Dendreon Corp. (a)	122,600	2,599
Myriad Genetics, Inc. (a)	154,600	5,997
Theravance, Inc. (a)	463,800	6,646
		17,371
Health Care Equipment & Supplies - 1.7%
Conceptus, Inc. (a)(d)(e)	1,556,553	21,076
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.6%
Capital Senior Living Corp. (a)	796,509	$ 3,146
CardioNet, Inc. (a)	102,500	2,127
Emeritus Corp. (a)(d)	501,700	4,535
Genoptix, Inc. (a)	263,900	7,674
Hanger Orthopedic Group, Inc. (a)	621,800	8,649
IPC The Hospitalist Co., Inc. (a)	192,100	3,521
Sun Healthcare Group, Inc. (a)	194,642	1,649
		31,301
Life Sciences Tools & Services - 4.3%
Bruker BioSciences Corp. (a)	1,763,800	11,606
Illumina, Inc. (a)	212,300	7,929
Life Technologies Corp. (a)	446,500	16,654
QIAGEN NV (a)	369,900	6,096
Techne Corp.	149,600	8,560
Varian, Inc. (a)	75,000	2,477
		53,322
Pharmaceuticals - 1.2%
Cadence Pharmaceuticals, Inc. (a)	689,400	6,977
Optimer Pharmaceuticals, Inc. (a)	307,100	4,290
Vivus, Inc. (a)	885,500	3,551
		14,818
TOTAL HEALTH CARE		137,888
INDUSTRIALS - 18.3%
Aerospace & Defense - 0.4%
Argon ST, Inc. (a)	214,100	4,365
Stanley, Inc. (a)	42,326	1,091
		5,456
Airlines - 4.3%
AirTran Holdings, Inc. (a)	3,676,500	25,544
Alaska Air Group, Inc. (a)	1,177,200	19,753
JetBlue Airways Corp. (a)	1,598,900	7,883
		53,180
Construction & Engineering - 1.5%
MYR Group, Inc. (a)	502,300	7,489
Quanta Services, Inc. (a)	275,148	6,254
URS Corp. (a)	92,573	4,079
		17,822
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 5.5%
Ceres Power Holdings PLC (a)(d)	1,131,800	$ 2,020
Energy Conversion Devices, Inc. (a)	238,300	4,380
First Solar, Inc. (a)	59,700	11,181
JA Solar Holdings Co. Ltd. ADR (a)(d)	1,981,100	6,954
Regal-Beloit Corp.	132,000	5,363
Sunpower Corp.:
Class A (a)	250,000	6,845
Class B (a)	782,400	19,842
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	715,500	10,682
		67,267
Marine - 1.3%
Eagle Bulk Shipping, Inc.	464,700	3,030
Genco Shipping & Trading Ltd.	695,400	13,282
		16,312
Professional Services - 0.8%
ICF International, Inc. (a)	214,100	5,890
Monster Worldwide, Inc. (a)	296,560	4,093
		9,983
Road & Rail - 2.1%
Celadon Group, Inc. (a)	486,700	3,329
Con-way, Inc.	234,500	5,811
J.B. Hunt Transport Services, Inc.	140,200	3,942
Old Dominion Freight Lines, Inc. (a)	438,500	12,344
		25,426
Trading Companies & Distributors - 2.4%
Beacon Roofing Supply, Inc. (a)	169,250	2,691
Interline Brands, Inc. (a)	190,766	2,472
Rush Enterprises, Inc. Class A (a)	1,350,650	17,775
WESCO International, Inc. (a)	249,100	6,477
		29,415
TOTAL INDUSTRIALS		224,861
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.6%
Comtech Telecommunications Corp. (a)	159,100	5,325
EMS Technologies, Inc. (a)	93,200	1,775
		7,100
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.2%
SanDisk Corp. (a)	544,100	$ 8,553
STEC, Inc. (a)(d)	588,200	5,647
		14,200
Electronic Equipment & Components - 1.1%
Avnet, Inc. (a)	436,800	9,562
SYNNEX Corp. (a)	205,000	4,414
		13,976
Internet Software & Services - 2.4%
Art Technology Group, Inc. (a)	3,056,400	9,597
Dice Holdings, Inc. (a)	181,256	714
j2 Global Communications, Inc. (a)	298,700	7,166
Omniture, Inc. (a)	103,937	1,281
Open Text Corp. (a)	160,900	5,299
WebMD Health Corp. Class A (a)(d)	197,900	5,108
		29,165
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Energy Industries, Inc. (a)	857,841	7,232
Atmel Corp. (a)	1,503,400	5,773
Intersil Corp. Class A	357,800	4,150
KLA-Tencor Corp.	530,300	14,711
Kulicke & Soffa Industries, Inc. (a)	267,000	1,068
Micron Technology, Inc. (a)	1,140	6
MKS Instruments, Inc. (a)	494,200	7,734
O2Micro International Ltd. sponsored ADR (a)	915,300	4,000
Skyworks Solutions, Inc. (a)	507,500	4,486
Standard Microsystems Corp. (a)	148,490	2,355
Verigy Ltd. (a)	914,900	10,064
Zoran Corp. (a)	609,400	5,448
		67,027
Software - 2.5%
Ansys, Inc. (a)	272,470	7,526
ArcSight, Inc. (a)	196,900	2,973
Autonomy Corp. PLC (a)	231,900	4,863
Phoenix Technologies Ltd. (a)	1,051,102	2,996
Playtech Ltd.	572,900	3,856
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Rosetta Stone, Inc.	188,300	$ 5,640
TeleCommunication Systems, Inc. Class A (a)	323,500	3,174
		31,028
TOTAL INFORMATION TECHNOLOGY		162,496
MATERIALS - 5.1%
Chemicals - 2.4%
Calgon Carbon Corp. (a)	488,588	8,296
FMC Corp.	166,400	8,109
Rockwood Holdings, Inc. (a)	250,300	3,079
Solutia, Inc. (a)	1,129,290	4,246
Tokyo Ohka Kogyo Co. Ltd.	311,000	5,263
		28,993
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	152,400	5,755
Metals & Mining - 1.3%
Eldorado Gold Corp. (a)	373,800	2,970
Lihir Gold Ltd. sponsored ADR (a)	192,100	4,111
Shore Gold, Inc. (a)	1,550,000	559
Steel Dynamics, Inc.	521,600	6,494
Yamana Gold, Inc.	302,200	2,370
		16,504
Paper & Forest Products - 0.9%
Louisiana-Pacific Corp.	2,342,200	9,533
Norbord, Inc.	2,000,000	2,179
		11,712
TOTAL MATERIALS		62,964
TOTAL COMMON STOCKS (Cost $1,231,333)		1,202,035
Investment Companies - 1.8%

iShares Dow Jones U.S. Real Estate Index ETF	298,700	9,863
KBW Regional Banking ETF (d)	586,300	12,224
TOTAL INVESTMENT COMPANIES (Cost $32,389)		22,087
Money Market Funds - 5.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.53% (b)	21,290,874	$ 21,291
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	52,038,860	52,039
TOTAL MONEY MARKET FUNDS (Cost $73,330)		73,330
Cash Equivalents - 0.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $4,522)	$ 4,522	4,522
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $1,341,574)		1,301,974
NET OTHER ASSETS - (5.9)%		(72,793)
NET ASSETS - 100%		$ 1,229,181
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$4,522,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 2,340
Banc of America Securities LLC	413
Barclays Capital, Inc.	1,245
Deutsche Bank Securities, Inc.	524
$ 4,522
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 206
Fidelity Securities Lending Cash Central Fund	1,147
Total	$ 1,353
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Capital Senior Living Corp.	$ 7,686	$ -	$ 2,342	$ -	$ -
Carluccio's PLC	3,480	-	2,296	63	-
Conceptus, Inc.	-	7,485	-	-	21,076
Corin Group PLC	5,002	-	1,707	-	-
McCormick & Schmick's Seafood Restaurants	3,810	-	2,562	-	-
Pacific Premier Bancorp, Inc.	1,326	-	1,136	-	-
Ruth's Chris Steak House, Inc.	-	5,182	-	-	6,407
Total	$ 21,304	$ 12,667	$ 10,043	$ 63	$ 27,483
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,301,974	$ 1,248,402	$ 53,572	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.2%
Bermuda	2.6%
United Kingdom	2.0%
Cayman Islands	1.9%
Marshall Islands	1.3%
Greece	1.2%
Canada	1.1%
Others (individually less than 1%)	2.7%
100.0%
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $461,432,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,639 and repurchase agreements of $4,522) - See accompanying schedule: Unaffiliated issuers (cost $1,238,946)	$ 1,201,161
Fidelity Central Funds (cost $73,330)	73,330
Other affiliated issuers (cost $29,298)	27,483
Total Investments (cost $1,341,574)		$ 1,301,974
Receivable for investments sold		87,212
Receivable for fund shares sold		1,453
Dividends receivable		498
Distributions receivable from Fidelity Central Funds		86
Prepaid expenses		10
Other receivables		73
Total assets		1,391,306

Liabilities
Payable to custodian bank	$ 915
Payable for investments purchased	107,942
Payable for fund shares redeemed	589
Accrued management fee	290
Distribution fees payable	1
Other affiliated payables	316
Other payables and accrued expenses	33
Collateral on securities loaned, at value	52,039
Total liabilities		162,125

Net Assets		$ 1,229,181
Net Assets consist of:
Paid in capital		$ 2,133,129
Undistributed net investment income		453
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(864,784)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(39,617)
Net Assets		$ 1,229,181

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,232.2 ÷ 207.289 shares)	$ 10.77

Maximum offering price per share (100/94.25 of $10.77)	$ 11.43
Class T: Net Asset Value and redemption price per share ($431.9 ÷ 40.297 shares)	$ 10.72

Maximum offering price per share (100/96.50 of $10.72)	$ 11.11
Class B: Net Asset Value and offering price per share ($173.1 ÷ 16.235 shares)A	$ 10.66

Class C: Net Asset Value and offering price per share ($250.3 ÷ 23.547 shares)A	$ 10.63

Small Cap Independence: Net Asset Value, offering price and redemption price per share ($1,225,694.0 ÷ 113,235.820 shares)	$ 10.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($399.0 ÷ 36.834 shares)	$ 10.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends (including $63 earned from other affiliated issuers)		$ 5,227
Income from Fidelity Central Funds (including $1,147 from security lending)		1,353
Total income		6,580

Expenses
Management fee Basic fee	$ 3,406
Performance adjustment	(1,835)
Transfer agent fees	1,626
Distribution fees	5
Accounting and security lending fees	202
Custodian fees and expenses	52
Independent trustees' compensation	4
Registration fees	60
Audit	28
Legal	4
Miscellaneous	13
Total expenses before reductions	3,565
Expense reductions	(77)	3,488
Net investment income (loss)		3,092
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(318,859)
Other affiliated issuers	(60,379)
Foreign currency transactions	(501)
Total net realized gain (loss)		(379,739)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $26)	325,633
Assets and liabilities in foreign currencies	491
Total change in net unrealized appreciation (depreciation)		326,124
Net gain (loss)		(53,615)
Net increase (decrease) in net assets resulting from operations		$ (50,523)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,092	$ 953
Net realized gain (loss)	(379,739)	(484,448)
Change in net unrealized appreciation (depreciation)	326,124	(738,909)
Net increase (decrease) in net assets resulting from operations	(50,523)	(1,222,404)
Distributions to shareholders from net investment income	(2,638)	-
Distributions to shareholders from net realized gain	-	(284,425)
Total distributions	(2,638)	(284,425)
Share transactions - net increase (decrease)	(13,518)	198,096
Redemption fees	73	286
Total increase (decrease) in net assets	(66,606)	(1,308,447)

Net Assets
Beginning of period	1,295,787	2,604,234
End of period (including undistributed net investment income of $453 and accumulated net investment loss of $1, respectively)	$ 1,229,181	$ 1,295,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 24.79	$ 23.20
Income from Investment Operations
Net investment income (loss) E	.02	(.04)	(.07) H
Net realized and unrealized gain (loss)	(.47)	(10.77)	1.66
Total from investment operations	(.45)	(10.81)	1.59
Distributions from net investment income	(.02)	-	-
Distributions from net realized gain	-	(2.74)	-
Total distributions	(.02)	(2.74)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 10.77	$ 11.24	$ 24.79
Total Return B, C, D	(4.09)%	(48.52)%	6.85%
Ratios to Average Net Assets F, J
Expenses before reductions	.89% A	1.24%	1.27% A
Expenses net of fee waivers, if any	.89% A	1.24%	1.27% A
Expenses net of all reductions	.88% A	1.23%	1.26% A
Net investment income (loss)	.31% A	(.24)%	(.57)% A, H
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 1
Portfolio turnover rate G	161% A	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 24.74	$ 23.20
Income from Investment Operations
Net investment income (loss) E	-	(.08)	(.10) H
Net realized and unrealized gain (loss)	(.46)	(10.76)	1.64
Total from investment operations	(.46)	(10.84)	1.54
Distributions from net investment income	(.01)	-	-
Distributions from net realized gain	-	(2.71)	-
Total distributions	(.01)	(2.71)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 10.72	$ 11.19	$ 24.74
Total Return B, C, D	(4.06)%	(48.70)%	6.64%
Ratios to Average Net Assets F, J
Expenses before reductions	1.17% A	1.50%	1.53% A
Expenses net of fee waivers, if any	1.17% A	1.50%	1.53% A
Expenses net of all reductions	1.15% A	1.49%	1.52% A
Net investment income (loss)	.04% A	(.50)%	(.83)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 432	$ 409	$ 420
Portfolio turnover rate G	161% A	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.15	$ 24.69	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.02)	(.17)	(.15)H
Net realized and unrealized gain (loss)	(.46)	(10.73)	1.64
Total from investment operations	(.48)	(10.90)	1.49
Distributions from net investment income	(.01)	-	-
Distributions from net realized gain	-	(2.64)	-
Total distributions	(.01)	(2.64)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 10.66	$ 11.15	$ 24.69
Total Return B, C, D	(4.34)%	(48.94)%	6.42%
Ratios to Average Net Assets F, J
Expenses before reductions	1.63% A	1.99%	2.07% A
Expenses net of fee waivers, if any	1.63% A	1.99%	2.05% A
Expenses net of all reductions	1.62% A	1.99%	2.04% A
Net investment income (loss)	(.42)% A	(1.00)%	(1.32)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 173	$ 199	$ 419
Portfolio turnover rate G	161% A	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 24.71	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.02)	(.17)	(.15) H
Net realized and unrealized gain (loss)	(.46)	(10.72)	1.66
Total from investment operations	(.48)	(10.89)	1.51
Distributions from net investment income	(.01)	-	-
Distributions from net realized gain	-	(2.70)	-
Total distributions	(.01)	(2.70)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 10.63	$ 11.12	$ 24.71
Total Return B, C, D	(4.34)%	(48.95)%	6.51%
Ratios to Average Net Assets F, J
Expenses before reductions	1.63% A	2.00%	1.98% A
Expenses net of fee waivers, if any	1.63% A	2.00%	1.98% A
Expenses net of all reductions	1.62% A	1.99%	1.97% A
Net investment income (loss)	(.42)% A	(1.01)%	(1.27)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 250	$ 183	$ 294
Portfolio turnover rate G	161% A	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Independence

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 24.81	$ 22.23	$ 20.82	$ 18.30	$ 16.87
Income from Investment Operations
Net investment income (loss) D	.03	.01	(.04) G	.07 H	.10 I	(.09)
Net realized and unrealized gain (loss)	(.47)	(10.82)	5.01	2.75	3.31	1.52
Total from investment operations	(.44)	(10.81)	4.97	2.82	3.41	1.43
Distributions from net investment income	(.02)	-	(.05)	(.07)	-	-
Distributions from net realized gain	-	(2.72)	(2.34)	(1.34)	(.89)	-
Total distributions	(.02)	(2.72)	(2.39)	(1.41)	(.89)	-
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 10.82	$ 11.28	$ 24.81	$ 22.23	$ 20.82	$ 18.30
Total Return B, C	(3.85)%	(48.42)%	24.42%	14.08%	19.05%	8.48%
Ratios to Average Net Assets E, J
Expenses before reductions	.65% A	.95%	1.01%	.86%	.78%	.95%
Expenses net of fee waivers, if any	.65% A	.95%	1.00%	.86%	.78%	.95%
Expenses net of all reductions	.63% A	.94%	.99%	.81%	.75%	.91%
Net investment income (loss)	.56% A	.05%	(.20)% G	.32% H	.49% I	(.49)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,226	$ 1,292	$ 2,602	$ 2,623	$ 1,609	$ 945
Portfolio turnover rate F	161% A	101%	84%	126%	61%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

I Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 24.82	$ 23.20
Income from Investment Operations
Net investment income (loss) D	.03	.02	(.03) G
Net realized and unrealized gain (loss)	(.47)	(10.82)	1.65
Total from investment operations	(.44)	(10.80)	1.62
Distributions from net investment income	(.02)	-	-
Distributions from net realized gain	-	(2.73)	-
Total distributions	(.02)	(2.73)	-
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 10.83	$ 11.29	$ 24.82
Total Return B, C	(3.84)%	(48.36)%	6.98%
Ratios to Average Net Assets E, I
Expenses before reductions	.54% A	.84%	.94% A
Expenses net of fee waivers, if any	.54% A	.84%	.94% A
Expenses net of all reductions	.53% A	.84%	.93% A
Net investment income (loss)	.66% A	.15%	(.24)% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 399	$ 376	$ 162
Portfolio turnover rate F	161% A	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.33)%.

H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Small Cap Independence Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Independence, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 171,540,309
Unrealized depreciation	(226,148,537)
Net unrealized appreciation (depreciation)	$ (54,608,228)
Cost for federal income tax purposes	$ 1,356,582,179

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $897,635,217 and $892,163,627 respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Independence as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .29% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,529	$ 675
Class T	.25%	.25%	924	-
Class B	.75%	.25%	803	603
Class C	.75%	.25%	870	401
			$ 5,126	$ 1,679

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 588
Class T	52
Class B*	409
Class C*	46
$ 1,095

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,957.29
Class T	589.32
Class B	226.28
Class C	252.29
Small Cap Independence	1,621,682.30
Institutional Class	333.19
	$ 1,626,039

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $38,433 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,500 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $69,597 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7,020.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 4,025	$ -
Class T	517	-
Class B	104	-
Class C	117	-
Small Cap Independence	2,632,884	-
Institutional Class	822	-
Total	$ 2,638,469	$ -

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended April 30, 2009	Year ended October 31, 2008
From net realized gain
Class A	$ -	$ 217,079
Class T	-	52,010
Class B	-	45,676
Class C	-	50,515
Small Cap Independence	-	284,040,327
Institutional Class	-	19,160
Total	$ -	$ 284,424,767

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	36,221	205,468	$ 349,823	$ 3,725,058
Reinvestment of distributions	387	10,625	3,793	214,517
Shares redeemed	(40,050)	(44,958)	(370,251)	(737,158)
Net increase (decrease)	(3,442)	171,135	$ (16,635)	$ 3,202,417
Class T
Shares sold	6,683	34,295	$ 64,637	$ 579,208
Reinvestment of distributions	52	2,571	513	51,838
Shares redeemed	(2,981)	(17,302)	(27,310)	(267,078)
Net increase (decrease)	3,754	19,564	$ 37,840	$ 363,968
Class B
Shares sold	3,045	9,865	$ 28,677	$ 161,442
Reinvestment of distributions	10	2,222	101	44,826
Shares redeemed	(4,668)	(11,195)	(43,241)	(163,410)
Net increase (decrease)	(1,613)	892	$ (14,463)	$ 42,858
Class C
Shares sold	9,880	29,487	$ 88,612	$ 552,689
Reinvestment of distributions	11	2,368	107	47,635
Shares redeemed	(2,826)	(27,273)	(26,121)	(434,448)
Net increase (decrease)	7,065	4,582	$ 62,598	$ 165,876

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Small Cap Independence
Shares sold	12,265,733	25,453,153	$ 115,700,280	$ 420,759,999
Reinvestment of distributions	263,408	13,819,450	2,594,575	279,429,276
Shares redeemed	(13,806,603)	(29,641,990)	(131,917,055)	(506,376,535)
Net increase (decrease)	(1,277,462)	9,630,613	$ (13,622,200)	$ 193,812,740
Institutional Class
Shares sold	3,652	35,465	$ 35,269	$ 642,989
Reinvestment of distributions	9	948	87	19,160
Shares redeemed	(103)	(9,660)	(999)	(154,150)
Net increase (decrease)	3,558	26,753	$ 34,357	$ 507,999

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SCS-USAN-0609
1.784915.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Small Cap Independence
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Small Cap Independence Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	.89%
Actual		$ 1,000.00	$ 959.10	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Class T	1.17%
Actual		$ 1,000.00	$ 959.40	$ 5.68
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86
Class B	1.63%
Actual		$ 1,000.00	$ 956.60	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Class C	1.63%
Actual		$ 1,000.00	$ 956.60	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Small Cap Independence	.65%
Actual		$ 1,000.00	$ 961.50	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Institutional Class	.54%
Actual		$ 1,000.00	$ 961.60	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
AirTran Holdings, Inc.	2.1	1.1
Conceptus, Inc.	1.7	1.4
Sunpower Corp. Class B	1.6	0.0
Alaska Air Group, Inc.	1.6	1.5
Wyndham Worldwide Corp.	1.5	0.0
Rush Enterprises, Inc. Class A	1.5	0.4
Life Technologies Corp.	1.4	0.0
Janus Capital Group, Inc.	1.2	0.8
Fourlis Holdings SA	1.2	1.1
KLA-Tencor Corp.	1.2	0.3
	15.0
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.7	14.8
Industrials	18.3	19.6
Financials	15.4	17.4
Information Technology	13.2	15.6
Health Care	11.2	12.3
Asset Allocation (% of fund's net assets)
As of April 30, 2009 *		As of October 31, 2008 **
	Stocks and Investment Companies 99.6%		Stocks and Investment Companies 98.2%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	12.8%	** Foreign investments	13.7%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.7%
Auto Components - 3.1%
Autoliv, Inc.	220,800	$ 5,447
BorgWarner, Inc. (d)	310,300	8,983
Federal-Mogul Corp. Class A (a)	596,575	6,622
Gentex Corp.	844,100	11,286
The Goodyear Tire & Rubber Co. (a)	476,830	5,240
		37,578
Diversified Consumer Services - 1.1%
Coinstar, Inc. (a)	369,588	13,154
Hotels, Restaurants & Leisure - 6.6%
Bally Technologies, Inc. (a)	223,400	5,849
Domino's Pizza, Inc. (a)	738,100	6,968
InterContinental Hotel Group PLC ADR (d)	642,700	6,086
Landry's Restaurants, Inc. (d)	425,721	3,891
Morgans Hotel Group Co. (a)	891,064	3,823
Morton's Restaurant Group, Inc. (a)	613,849	2,848
Penn National Gaming, Inc. (a)	264,300	8,991
Ruth's Chris Steak House, Inc. (a)(e)	1,769,806	6,407
Starwood Hotels & Resorts Worldwide, Inc.	546,600	11,402
Vail Resorts, Inc. (a)	86,700	2,532
WMS Industries, Inc. (a)	133,658	4,292
Wyndham Worldwide Corp.	1,567,715	18,311
		81,400
Household Durables - 3.7%
Hooker Furniture Corp.	128,564	1,507
Lennar Corp. Class A	61,100	595
M.D.C. Holdings, Inc.	168,900	5,773
Meritage Homes Corp. (a)	477,200	9,931
Mohawk Industries, Inc. (a)	222,900	10,545
Pulte Homes, Inc. (d)	1,105,200	12,721
Ryland Group, Inc.	226,600	4,693
		45,765
Leisure Equipment & Products - 0.7%
Brunswick Corp.	1,401,800	8,383
Media - 1.7%
Discovery Communications, Inc. (a)	402,900	7,651
Global Sources Ltd.	23,232	103
Harte-Hanks, Inc.	307,000	2,536
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Advertising Co. Class A (a)(d)	603,800	$ 10,204
Valassis Communications, Inc. (a)	163,700	846
		21,340
Specialty Retail - 8.6%
American Eagle Outfitters, Inc.	470,700	6,976
AnnTaylor Stores Corp. (a)	1,498,000	11,070
AutoNation, Inc. (a)	256,200	4,537
Citi Trends, Inc. (a)	239,400	5,880
Fourlis Holdings SA	1,283,430	15,320
Gymboree Corp. (a)	280,100	9,635
Pacific Sunwear of California, Inc. (a)	2,225,522	9,013
Penske Auto Group, Inc.	854,100	11,317
SAZABY, Inc.	78,100	835
Shoe Carnival, Inc. (a)	509,200	5,937
Signet Jewelers Ltd.	271,700	4,312
The Men's Wearhouse, Inc.	363,500	6,776
Williams-Sonoma, Inc.	843,700	11,812
Zale Corp. (a)(d)	555,204	2,065
		105,485
Textiles, Apparel & Luxury Goods - 1.2%
G-III Apparel Group Ltd. (a)	463,400	3,716
Liz Claiborne, Inc.	1,422,500	6,743
Ted Baker PLC	727,900	3,973
		14,432
TOTAL CONSUMER DISCRETIONARY		327,537
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.1%
Diedrich Coffee, Inc. (a)	32,705	318
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)(d)	121,334	8,774
TOTAL CONSUMER STAPLES		9,092
ENERGY - 7.1%
Energy Equipment & Services - 1.3%
Atwood Oceanics, Inc. (a)	228,152	5,092
Nabors Industries Ltd. (a)	162,800	2,476
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	220,300	$ 4,164
Superior Energy Services, Inc. (a)	219,500	4,217
		15,949
Oil, Gas & Consumable Fuels - 5.8%
Alpha Natural Resources, Inc. (a)	212,000	4,342
Cabot Oil & Gas Corp.	364,600	11,007
Encore Acquisition Co. (a)	338,150	9,871
EXCO Resources, Inc. (a)	966,000	11,379
Forest Oil Corp. (a)	76,800	1,229
Foundation Coal Holdings, Inc.	483,800	7,857
Goodrich Petroleum Corp. (a)(d)	172,500	3,955
Petrohawk Energy Corp. (a)	250,000	5,900
Plains Exploration & Production Co. (a)	182,900	3,451
Range Resources Corp.	111,600	4,461
Southwestern Energy Co. (a)	155,700	5,583
USEC, Inc. (a)	440,100	2,724
		71,759
TOTAL ENERGY		87,708
FINANCIALS - 15.4%
Capital Markets - 3.8%
Affiliated Managers Group, Inc. (a)	190,900	10,853
GLG Partners, Inc. warrants 12/28/11 (a)	99,912	7
Janus Capital Group, Inc.	1,569,700	15,744
optionsXpress Holdings, Inc.	439,600	7,236
Waddell & Reed Financial, Inc. Class A	605,800	13,576
		47,416
Commercial Banks - 4.4%
Associated Banc-Corp.	442,023	6,838
Bank of Hawaii Corp.	104,100	3,658
Bank of the Ozarks, Inc. (d)	275,500	6,841
Boston Private Financial Holdings, Inc.	1,237,900	5,707
First Horizon National Corp.	654,666	7,535
First Midwest Bancorp, Inc., Delaware	268,951	2,383
KeyCorp	911,500	5,606
PacWest Bancorp	383,900	5,593
Prosperity Bancshares, Inc.	166,211	4,616
UMB Financial Corp.	106,600	4,879
		53,656
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.3%
Gimv NV	68,250	$ 3,404
India Hospitality Corp. (a)	833,320	103
		3,507
Insurance - 3.2%
Allied World Assurance Co. Holdings Ltd.	132,200	4,910
Argo Group International Holdings, Ltd. (a)	157,400	4,406
Endurance Specialty Holdings Ltd.	188,400	4,929
Montpelier Re Holdings Ltd.	325,424	4,055
Platinum Underwriters Holdings Ltd.	207,100	5,958
W.R. Berkley Corp.	183,600	4,390
Willis Group Holdings Ltd.	132,200	3,637
XL Capital Ltd. Class A	704,600	6,701
		38,986
Real Estate Investment Trusts - 2.7%
Corporate Office Properties Trust (SBI)	242,000	7,396
Host Hotels & Resorts, Inc.	604,000	4,645
Segro PLC	22,779,900	7,986
Simon Property Group, Inc.	204,200	10,537
SL Green Realty Corp.	174,100	3,075
		33,639
Real Estate Management & Development - 0.7%
Jones Lang LaSalle, Inc.	224,700	7,251
Orchid Developments Group Ltd. (a)	2,219,000	1,427
		8,678
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc. (d)	318,900	3,607
TOTAL FINANCIALS		189,489
HEALTH CARE - 11.2%
Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc. (a)	32,300	593
Cougar Biotechnology, Inc. (a)	44,000	1,536
Dendreon Corp. (a)	122,600	2,599
Myriad Genetics, Inc. (a)	154,600	5,997
Theravance, Inc. (a)	463,800	6,646
		17,371
Health Care Equipment & Supplies - 1.7%
Conceptus, Inc. (a)(d)(e)	1,556,553	21,076
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.6%
Capital Senior Living Corp. (a)	796,509	$ 3,146
CardioNet, Inc. (a)	102,500	2,127
Emeritus Corp. (a)(d)	501,700	4,535
Genoptix, Inc. (a)	263,900	7,674
Hanger Orthopedic Group, Inc. (a)	621,800	8,649
IPC The Hospitalist Co., Inc. (a)	192,100	3,521
Sun Healthcare Group, Inc. (a)	194,642	1,649
		31,301
Life Sciences Tools & Services - 4.3%
Bruker BioSciences Corp. (a)	1,763,800	11,606
Illumina, Inc. (a)	212,300	7,929
Life Technologies Corp. (a)	446,500	16,654
QIAGEN NV (a)	369,900	6,096
Techne Corp.	149,600	8,560
Varian, Inc. (a)	75,000	2,477
		53,322
Pharmaceuticals - 1.2%
Cadence Pharmaceuticals, Inc. (a)	689,400	6,977
Optimer Pharmaceuticals, Inc. (a)	307,100	4,290
Vivus, Inc. (a)	885,500	3,551
		14,818
TOTAL HEALTH CARE		137,888
INDUSTRIALS - 18.3%
Aerospace & Defense - 0.4%
Argon ST, Inc. (a)	214,100	4,365
Stanley, Inc. (a)	42,326	1,091
		5,456
Airlines - 4.3%
AirTran Holdings, Inc. (a)	3,676,500	25,544
Alaska Air Group, Inc. (a)	1,177,200	19,753
JetBlue Airways Corp. (a)	1,598,900	7,883
		53,180
Construction & Engineering - 1.5%
MYR Group, Inc. (a)	502,300	7,489
Quanta Services, Inc. (a)	275,148	6,254
URS Corp. (a)	92,573	4,079
		17,822
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 5.5%
Ceres Power Holdings PLC (a)(d)	1,131,800	$ 2,020
Energy Conversion Devices, Inc. (a)	238,300	4,380
First Solar, Inc. (a)	59,700	11,181
JA Solar Holdings Co. Ltd. ADR (a)(d)	1,981,100	6,954
Regal-Beloit Corp.	132,000	5,363
Sunpower Corp.:
Class A (a)	250,000	6,845
Class B (a)	782,400	19,842
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	715,500	10,682
		67,267
Marine - 1.3%
Eagle Bulk Shipping, Inc.	464,700	3,030
Genco Shipping & Trading Ltd.	695,400	13,282
		16,312
Professional Services - 0.8%
ICF International, Inc. (a)	214,100	5,890
Monster Worldwide, Inc. (a)	296,560	4,093
		9,983
Road & Rail - 2.1%
Celadon Group, Inc. (a)	486,700	3,329
Con-way, Inc.	234,500	5,811
J.B. Hunt Transport Services, Inc.	140,200	3,942
Old Dominion Freight Lines, Inc. (a)	438,500	12,344
		25,426
Trading Companies & Distributors - 2.4%
Beacon Roofing Supply, Inc. (a)	169,250	2,691
Interline Brands, Inc. (a)	190,766	2,472
Rush Enterprises, Inc. Class A (a)	1,350,650	17,775
WESCO International, Inc. (a)	249,100	6,477
		29,415
TOTAL INDUSTRIALS		224,861
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.6%
Comtech Telecommunications Corp. (a)	159,100	5,325
EMS Technologies, Inc. (a)	93,200	1,775
		7,100
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.2%
SanDisk Corp. (a)	544,100	$ 8,553
STEC, Inc. (a)(d)	588,200	5,647
		14,200
Electronic Equipment & Components - 1.1%
Avnet, Inc. (a)	436,800	9,562
SYNNEX Corp. (a)	205,000	4,414
		13,976
Internet Software & Services - 2.4%
Art Technology Group, Inc. (a)	3,056,400	9,597
Dice Holdings, Inc. (a)	181,256	714
j2 Global Communications, Inc. (a)	298,700	7,166
Omniture, Inc. (a)	103,937	1,281
Open Text Corp. (a)	160,900	5,299
WebMD Health Corp. Class A (a)(d)	197,900	5,108
		29,165
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Energy Industries, Inc. (a)	857,841	7,232
Atmel Corp. (a)	1,503,400	5,773
Intersil Corp. Class A	357,800	4,150
KLA-Tencor Corp.	530,300	14,711
Kulicke & Soffa Industries, Inc. (a)	267,000	1,068
Micron Technology, Inc. (a)	1,140	6
MKS Instruments, Inc. (a)	494,200	7,734
O2Micro International Ltd. sponsored ADR (a)	915,300	4,000
Skyworks Solutions, Inc. (a)	507,500	4,486
Standard Microsystems Corp. (a)	148,490	2,355
Verigy Ltd. (a)	914,900	10,064
Zoran Corp. (a)	609,400	5,448
		67,027
Software - 2.5%
Ansys, Inc. (a)	272,470	7,526
ArcSight, Inc. (a)	196,900	2,973
Autonomy Corp. PLC (a)	231,900	4,863
Phoenix Technologies Ltd. (a)	1,051,102	2,996
Playtech Ltd.	572,900	3,856
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Rosetta Stone, Inc.	188,300	$ 5,640
TeleCommunication Systems, Inc. Class A (a)	323,500	3,174
		31,028
TOTAL INFORMATION TECHNOLOGY		162,496
MATERIALS - 5.1%
Chemicals - 2.4%
Calgon Carbon Corp. (a)	488,588	8,296
FMC Corp.	166,400	8,109
Rockwood Holdings, Inc. (a)	250,300	3,079
Solutia, Inc. (a)	1,129,290	4,246
Tokyo Ohka Kogyo Co. Ltd.	311,000	5,263
		28,993
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	152,400	5,755
Metals & Mining - 1.3%
Eldorado Gold Corp. (a)	373,800	2,970
Lihir Gold Ltd. sponsored ADR (a)	192,100	4,111
Shore Gold, Inc. (a)	1,550,000	559
Steel Dynamics, Inc.	521,600	6,494
Yamana Gold, Inc.	302,200	2,370
		16,504
Paper & Forest Products - 0.9%
Louisiana-Pacific Corp.	2,342,200	9,533
Norbord, Inc.	2,000,000	2,179
		11,712
TOTAL MATERIALS		62,964
TOTAL COMMON STOCKS (Cost $1,231,333)		1,202,035
Investment Companies - 1.8%

iShares Dow Jones U.S. Real Estate Index ETF	298,700	9,863
KBW Regional Banking ETF (d)	586,300	12,224
TOTAL INVESTMENT COMPANIES (Cost $32,389)		22,087
Money Market Funds - 5.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.53% (b)	21,290,874	$ 21,291
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	52,038,860	52,039
TOTAL MONEY MARKET FUNDS (Cost $73,330)		73,330
Cash Equivalents - 0.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $4,522)	$ 4,522	4,522
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $1,341,574)		1,301,974
NET OTHER ASSETS - (5.9)%		(72,793)
NET ASSETS - 100%		$ 1,229,181
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$4,522,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 2,340
Banc of America Securities LLC	413
Barclays Capital, Inc.	1,245
Deutsche Bank Securities, Inc.	524
$ 4,522
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 206
Fidelity Securities Lending Cash Central Fund	1,147
Total	$ 1,353
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Capital Senior Living Corp.	$ 7,686	$ -	$ 2,342	$ -	$ -
Carluccio's PLC	3,480	-	2,296	63	-
Conceptus, Inc.	-	7,485	-	-	21,076
Corin Group PLC	5,002	-	1,707	-	-
McCormick & Schmick's Seafood Restaurants	3,810	-	2,562	-	-
Pacific Premier Bancorp, Inc.	1,326	-	1,136	-	-
Ruth's Chris Steak House, Inc.	-	5,182	-	-	6,407
Total	$ 21,304	$ 12,667	$ 10,043	$ 63	$ 27,483
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,301,974	$ 1,248,402	$ 53,572	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.2%
Bermuda	2.6%
United Kingdom	2.0%
Cayman Islands	1.9%
Marshall Islands	1.3%
Greece	1.2%
Canada	1.1%
Others (individually less than 1%)	2.7%
100.0%
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $461,432,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,639 and repurchase agreements of $4,522) - See accompanying schedule: Unaffiliated issuers (cost $1,238,946)	$ 1,201,161
Fidelity Central Funds (cost $73,330)	73,330
Other affiliated issuers (cost $29,298)	27,483
Total Investments (cost $1,341,574)		$ 1,301,974
Receivable for investments sold		87,212
Receivable for fund shares sold		1,453
Dividends receivable		498
Distributions receivable from Fidelity Central Funds		86
Prepaid expenses		10
Other receivables		73
Total assets		1,391,306

Liabilities
Payable to custodian bank	$ 915
Payable for investments purchased	107,942
Payable for fund shares redeemed	589
Accrued management fee	290
Distribution fees payable	1
Other affiliated payables	316
Other payables and accrued expenses	33
Collateral on securities loaned, at value	52,039
Total liabilities		162,125

Net Assets		$ 1,229,181
Net Assets consist of:
Paid in capital		$ 2,133,129
Undistributed net investment income		453
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(864,784)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(39,617)
Net Assets		$ 1,229,181

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,232.2 ÷ 207.289 shares)	$ 10.77

Maximum offering price per share (100/94.25 of $10.77)	$ 11.43
Class T: Net Asset Value and redemption price per share ($431.9 ÷ 40.297 shares)	$ 10.72

Maximum offering price per share (100/96.50 of $10.72)	$ 11.11
Class B: Net Asset Value and offering price per share ($173.1 ÷ 16.235 shares)A	$ 10.66

Class C: Net Asset Value and offering price per share ($250.3 ÷ 23.547 shares)A	$ 10.63

Small Cap Independence: Net Asset Value, offering price and redemption price per share ($1,225,694.0 ÷ 113,235.820 shares)	$ 10.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($399.0 ÷ 36.834 shares)	$ 10.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends (including $63 earned from other affiliated issuers)		$ 5,227
Income from Fidelity Central Funds (including $1,147 from security lending)		1,353
Total income		6,580

Expenses
Management fee Basic fee	$ 3,406
Performance adjustment	(1,835)
Transfer agent fees	1,626
Distribution fees	5
Accounting and security lending fees	202
Custodian fees and expenses	52
Independent trustees' compensation	4
Registration fees	60
Audit	28
Legal	4
Miscellaneous	13
Total expenses before reductions	3,565
Expense reductions	(77)	3,488
Net investment income (loss)		3,092
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(318,859)
Other affiliated issuers	(60,379)
Foreign currency transactions	(501)
Total net realized gain (loss)		(379,739)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $26)	325,633
Assets and liabilities in foreign currencies	491
Total change in net unrealized appreciation (depreciation)		326,124
Net gain (loss)		(53,615)
Net increase (decrease) in net assets resulting from operations		$ (50,523)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,092	$ 953
Net realized gain (loss)	(379,739)	(484,448)
Change in net unrealized appreciation (depreciation)	326,124	(738,909)
Net increase (decrease) in net assets resulting from operations	(50,523)	(1,222,404)
Distributions to shareholders from net investment income	(2,638)	-
Distributions to shareholders from net realized gain	-	(284,425)
Total distributions	(2,638)	(284,425)
Share transactions - net increase (decrease)	(13,518)	198,096
Redemption fees	73	286
Total increase (decrease) in net assets	(66,606)	(1,308,447)

Net Assets
Beginning of period	1,295,787	2,604,234
End of period (including undistributed net investment income of $453 and accumulated net investment loss of $1, respectively)	$ 1,229,181	$ 1,295,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 24.79	$ 23.20
Income from Investment Operations
Net investment income (loss) E	.02	(.04)	(.07) H
Net realized and unrealized gain (loss)	(.47)	(10.77)	1.66
Total from investment operations	(.45)	(10.81)	1.59
Distributions from net investment income	(.02)	-	-
Distributions from net realized gain	-	(2.74)	-
Total distributions	(.02)	(2.74)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 10.77	$ 11.24	$ 24.79
Total Return B, C, D	(4.09)%	(48.52)%	6.85%
Ratios to Average Net Assets F, J
Expenses before reductions	.89% A	1.24%	1.27% A
Expenses net of fee waivers, if any	.89% A	1.24%	1.27% A
Expenses net of all reductions	.88% A	1.23%	1.26% A
Net investment income (loss)	.31% A	(.24)%	(.57)% A, H
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 1
Portfolio turnover rate G	161% A	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 24.74	$ 23.20
Income from Investment Operations
Net investment income (loss) E	-	(.08)	(.10) H
Net realized and unrealized gain (loss)	(.46)	(10.76)	1.64
Total from investment operations	(.46)	(10.84)	1.54
Distributions from net investment income	(.01)	-	-
Distributions from net realized gain	-	(2.71)	-
Total distributions	(.01)	(2.71)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 10.72	$ 11.19	$ 24.74
Total Return B, C, D	(4.06)%	(48.70)%	6.64%
Ratios to Average Net Assets F, J
Expenses before reductions	1.17% A	1.50%	1.53% A
Expenses net of fee waivers, if any	1.17% A	1.50%	1.53% A
Expenses net of all reductions	1.15% A	1.49%	1.52% A
Net investment income (loss)	.04% A	(.50)%	(.83)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 432	$ 409	$ 420
Portfolio turnover rate G	161% A	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.15	$ 24.69	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.02)	(.17)	(.15)H
Net realized and unrealized gain (loss)	(.46)	(10.73)	1.64
Total from investment operations	(.48)	(10.90)	1.49
Distributions from net investment income	(.01)	-	-
Distributions from net realized gain	-	(2.64)	-
Total distributions	(.01)	(2.64)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 10.66	$ 11.15	$ 24.69
Total Return B, C, D	(4.34)%	(48.94)%	6.42%
Ratios to Average Net Assets F, J
Expenses before reductions	1.63% A	1.99%	2.07% A
Expenses net of fee waivers, if any	1.63% A	1.99%	2.05% A
Expenses net of all reductions	1.62% A	1.99%	2.04% A
Net investment income (loss)	(.42)% A	(1.00)%	(1.32)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 173	$ 199	$ 419
Portfolio turnover rate G	161% A	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 24.71	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.02)	(.17)	(.15) H
Net realized and unrealized gain (loss)	(.46)	(10.72)	1.66
Total from investment operations	(.48)	(10.89)	1.51
Distributions from net investment income	(.01)	-	-
Distributions from net realized gain	-	(2.70)	-
Total distributions	(.01)	(2.70)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 10.63	$ 11.12	$ 24.71
Total Return B, C, D	(4.34)%	(48.95)%	6.51%
Ratios to Average Net Assets F, J
Expenses before reductions	1.63% A	2.00%	1.98% A
Expenses net of fee waivers, if any	1.63% A	2.00%	1.98% A
Expenses net of all reductions	1.62% A	1.99%	1.97% A
Net investment income (loss)	(.42)% A	(1.01)%	(1.27)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 250	$ 183	$ 294
Portfolio turnover rate G	161% A	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Independence

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 24.81	$ 22.23	$ 20.82	$ 18.30	$ 16.87
Income from Investment Operations
Net investment income (loss) D	.03	.01	(.04) G	.07 H	.10 I	(.09)
Net realized and unrealized gain (loss)	(.47)	(10.82)	5.01	2.75	3.31	1.52
Total from investment operations	(.44)	(10.81)	4.97	2.82	3.41	1.43
Distributions from net investment income	(.02)	-	(.05)	(.07)	-	-
Distributions from net realized gain	-	(2.72)	(2.34)	(1.34)	(.89)	-
Total distributions	(.02)	(2.72)	(2.39)	(1.41)	(.89)	-
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 10.82	$ 11.28	$ 24.81	$ 22.23	$ 20.82	$ 18.30
Total Return B, C	(3.85)%	(48.42)%	24.42%	14.08%	19.05%	8.48%
Ratios to Average Net Assets E, J
Expenses before reductions	.65% A	.95%	1.01%	.86%	.78%	.95%
Expenses net of fee waivers, if any	.65% A	.95%	1.00%	.86%	.78%	.95%
Expenses net of all reductions	.63% A	.94%	.99%	.81%	.75%	.91%
Net investment income (loss)	.56% A	.05%	(.20)% G	.32% H	.49% I	(.49)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,226	$ 1,292	$ 2,602	$ 2,623	$ 1,609	$ 945
Portfolio turnover rate F	161% A	101%	84%	126%	61%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

I Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 24.82	$ 23.20
Income from Investment Operations
Net investment income (loss) D	.03	.02	(.03) G
Net realized and unrealized gain (loss)	(.47)	(10.82)	1.65
Total from investment operations	(.44)	(10.80)	1.62
Distributions from net investment income	(.02)	-	-
Distributions from net realized gain	-	(2.73)	-
Total distributions	(.02)	(2.73)	-
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 10.83	$ 11.29	$ 24.82
Total Return B, C	(3.84)%	(48.36)%	6.98%
Ratios to Average Net Assets E, I
Expenses before reductions	.54% A	.84%	.94% A
Expenses net of fee waivers, if any	.54% A	.84%	.94% A
Expenses net of all reductions	.53% A	.84%	.93% A
Net investment income (loss)	.66% A	.15%	(.24)% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 399	$ 376	$ 162
Portfolio turnover rate F	161% A	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.33)%.

H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Small Cap Independence Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Independence, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 171,540,309
Unrealized depreciation	(226,148,537)
Net unrealized appreciation (depreciation)	$ (54,608,228)
Cost for federal income tax purposes	$ 1,356,582,179

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $897,635,217 and $892,163,627 respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Independence as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .29% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,529	$ 675
Class T	.25%	.25%	924	-
Class B	.75%	.25%	803	603
Class C	.75%	.25%	870	401
			$ 5,126	$ 1,679

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 588
Class T	52
Class B*	409
Class C*	46
$ 1,095

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,957.29
Class T	589.32
Class B	226.28
Class C	252.29
Small Cap Independence	1,621,682.30
Institutional Class	333.19
	$ 1,626,039

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $38,433 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,500 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $69,597 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7,020.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 4,025	$ -
Class T	517	-
Class B	104	-
Class C	117	-
Small Cap Independence	2,632,884	-
Institutional Class	822	-
Total	$ 2,638,469	$ -

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended April 30, 2009	Year ended October 31, 2008
From net realized gain
Class A	$ -	$ 217,079
Class T	-	52,010
Class B	-	45,676
Class C	-	50,515
Small Cap Independence	-	284,040,327
Institutional Class	-	19,160
Total	$ -	$ 284,424,767

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	36,221	205,468	$ 349,823	$ 3,725,058
Reinvestment of distributions	387	10,625	3,793	214,517
Shares redeemed	(40,050)	(44,958)	(370,251)	(737,158)
Net increase (decrease)	(3,442)	171,135	$ (16,635)	$ 3,202,417
Class T
Shares sold	6,683	34,295	$ 64,637	$ 579,208
Reinvestment of distributions	52	2,571	513	51,838
Shares redeemed	(2,981)	(17,302)	(27,310)	(267,078)
Net increase (decrease)	3,754	19,564	$ 37,840	$ 363,968
Class B
Shares sold	3,045	9,865	$ 28,677	$ 161,442
Reinvestment of distributions	10	2,222	101	44,826
Shares redeemed	(4,668)	(11,195)	(43,241)	(163,410)
Net increase (decrease)	(1,613)	892	$ (14,463)	$ 42,858
Class C
Shares sold	9,880	29,487	$ 88,612	$ 552,689
Reinvestment of distributions	11	2,368	107	47,635
Shares redeemed	(2,826)	(27,273)	(26,121)	(434,448)
Net increase (decrease)	7,065	4,582	$ 62,598	$ 165,876

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Small Cap Independence
Shares sold	12,265,733	25,453,153	$ 115,700,280	$ 420,759,999
Reinvestment of distributions	263,408	13,819,450	2,594,575	279,429,276
Shares redeemed	(13,806,603)	(29,641,990)	(131,917,055)	(506,376,535)
Net increase (decrease)	(1,277,462)	9,630,613	$ (13,622,200)	$ 193,812,740
Institutional Class
Shares sold	3,652	35,465	$ 35,269	$ 642,989
Reinvestment of distributions	9	948	87	19,160
Shares redeemed	(103)	(9,660)	(999)	(154,150)
Net increase (decrease)	3,558	26,753	$ 34,357	$ 507,999

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ASCS-USAN-0609
1.843153.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Small Cap Independence
Fund - Institutional Class

Semiannual Report

April 30, 2009

Institutional Class is a
class of Fidelity® Small Cap
Independence Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	.89%
Actual		$ 1,000.00	$ 959.10	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Class T	1.17%
Actual		$ 1,000.00	$ 959.40	$ 5.68
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86
Class B	1.63%
Actual		$ 1,000.00	$ 956.60	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Class C	1.63%
Actual		$ 1,000.00	$ 956.60	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,016.71	$ 8.15
Small Cap Independence	.65%
Actual		$ 1,000.00	$ 961.50	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Institutional Class	.54%
Actual		$ 1,000.00	$ 961.60	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
AirTran Holdings, Inc.	2.1	1.1
Conceptus, Inc.	1.7	1.4
Sunpower Corp. Class B	1.6	0.0
Alaska Air Group, Inc.	1.6	1.5
Wyndham Worldwide Corp.	1.5	0.0
Rush Enterprises, Inc. Class A	1.5	0.4
Life Technologies Corp.	1.4	0.0
Janus Capital Group, Inc.	1.2	0.8
Fourlis Holdings SA	1.2	1.1
KLA-Tencor Corp.	1.2	0.3
	15.0
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.7	14.8
Industrials	18.3	19.6
Financials	15.4	17.4
Information Technology	13.2	15.6
Health Care	11.2	12.3
Asset Allocation (% of fund's net assets)
As of April 30, 2009 *		As of October 31, 2008 **
	Stocks and Investment Companies 99.6%		Stocks and Investment Companies 98.2%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	12.8%	** Foreign investments	13.7%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.7%
Auto Components - 3.1%
Autoliv, Inc.	220,800	$ 5,447
BorgWarner, Inc. (d)	310,300	8,983
Federal-Mogul Corp. Class A (a)	596,575	6,622
Gentex Corp.	844,100	11,286
The Goodyear Tire & Rubber Co. (a)	476,830	5,240
		37,578
Diversified Consumer Services - 1.1%
Coinstar, Inc. (a)	369,588	13,154
Hotels, Restaurants & Leisure - 6.6%
Bally Technologies, Inc. (a)	223,400	5,849
Domino's Pizza, Inc. (a)	738,100	6,968
InterContinental Hotel Group PLC ADR (d)	642,700	6,086
Landry's Restaurants, Inc. (d)	425,721	3,891
Morgans Hotel Group Co. (a)	891,064	3,823
Morton's Restaurant Group, Inc. (a)	613,849	2,848
Penn National Gaming, Inc. (a)	264,300	8,991
Ruth's Chris Steak House, Inc. (a)(e)	1,769,806	6,407
Starwood Hotels & Resorts Worldwide, Inc.	546,600	11,402
Vail Resorts, Inc. (a)	86,700	2,532
WMS Industries, Inc. (a)	133,658	4,292
Wyndham Worldwide Corp.	1,567,715	18,311
		81,400
Household Durables - 3.7%
Hooker Furniture Corp.	128,564	1,507
Lennar Corp. Class A	61,100	595
M.D.C. Holdings, Inc.	168,900	5,773
Meritage Homes Corp. (a)	477,200	9,931
Mohawk Industries, Inc. (a)	222,900	10,545
Pulte Homes, Inc. (d)	1,105,200	12,721
Ryland Group, Inc.	226,600	4,693
		45,765
Leisure Equipment & Products - 0.7%
Brunswick Corp.	1,401,800	8,383
Media - 1.7%
Discovery Communications, Inc. (a)	402,900	7,651
Global Sources Ltd.	23,232	103
Harte-Hanks, Inc.	307,000	2,536
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Advertising Co. Class A (a)(d)	603,800	$ 10,204
Valassis Communications, Inc. (a)	163,700	846
		21,340
Specialty Retail - 8.6%
American Eagle Outfitters, Inc.	470,700	6,976
AnnTaylor Stores Corp. (a)	1,498,000	11,070
AutoNation, Inc. (a)	256,200	4,537
Citi Trends, Inc. (a)	239,400	5,880
Fourlis Holdings SA	1,283,430	15,320
Gymboree Corp. (a)	280,100	9,635
Pacific Sunwear of California, Inc. (a)	2,225,522	9,013
Penske Auto Group, Inc.	854,100	11,317
SAZABY, Inc.	78,100	835
Shoe Carnival, Inc. (a)	509,200	5,937
Signet Jewelers Ltd.	271,700	4,312
The Men's Wearhouse, Inc.	363,500	6,776
Williams-Sonoma, Inc.	843,700	11,812
Zale Corp. (a)(d)	555,204	2,065
		105,485
Textiles, Apparel & Luxury Goods - 1.2%
G-III Apparel Group Ltd. (a)	463,400	3,716
Liz Claiborne, Inc.	1,422,500	6,743
Ted Baker PLC	727,900	3,973
		14,432
TOTAL CONSUMER DISCRETIONARY		327,537
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.1%
Diedrich Coffee, Inc. (a)	32,705	318
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)(d)	121,334	8,774
TOTAL CONSUMER STAPLES		9,092
ENERGY - 7.1%
Energy Equipment & Services - 1.3%
Atwood Oceanics, Inc. (a)	228,152	5,092
Nabors Industries Ltd. (a)	162,800	2,476
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	220,300	$ 4,164
Superior Energy Services, Inc. (a)	219,500	4,217
		15,949
Oil, Gas & Consumable Fuels - 5.8%
Alpha Natural Resources, Inc. (a)	212,000	4,342
Cabot Oil & Gas Corp.	364,600	11,007
Encore Acquisition Co. (a)	338,150	9,871
EXCO Resources, Inc. (a)	966,000	11,379
Forest Oil Corp. (a)	76,800	1,229
Foundation Coal Holdings, Inc.	483,800	7,857
Goodrich Petroleum Corp. (a)(d)	172,500	3,955
Petrohawk Energy Corp. (a)	250,000	5,900
Plains Exploration & Production Co. (a)	182,900	3,451
Range Resources Corp.	111,600	4,461
Southwestern Energy Co. (a)	155,700	5,583
USEC, Inc. (a)	440,100	2,724
		71,759
TOTAL ENERGY		87,708
FINANCIALS - 15.4%
Capital Markets - 3.8%
Affiliated Managers Group, Inc. (a)	190,900	10,853
GLG Partners, Inc. warrants 12/28/11 (a)	99,912	7
Janus Capital Group, Inc.	1,569,700	15,744
optionsXpress Holdings, Inc.	439,600	7,236
Waddell & Reed Financial, Inc. Class A	605,800	13,576
		47,416
Commercial Banks - 4.4%
Associated Banc-Corp.	442,023	6,838
Bank of Hawaii Corp.	104,100	3,658
Bank of the Ozarks, Inc. (d)	275,500	6,841
Boston Private Financial Holdings, Inc.	1,237,900	5,707
First Horizon National Corp.	654,666	7,535
First Midwest Bancorp, Inc., Delaware	268,951	2,383
KeyCorp	911,500	5,606
PacWest Bancorp	383,900	5,593
Prosperity Bancshares, Inc.	166,211	4,616
UMB Financial Corp.	106,600	4,879
		53,656
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.3%
Gimv NV	68,250	$ 3,404
India Hospitality Corp. (a)	833,320	103
		3,507
Insurance - 3.2%
Allied World Assurance Co. Holdings Ltd.	132,200	4,910
Argo Group International Holdings, Ltd. (a)	157,400	4,406
Endurance Specialty Holdings Ltd.	188,400	4,929
Montpelier Re Holdings Ltd.	325,424	4,055
Platinum Underwriters Holdings Ltd.	207,100	5,958
W.R. Berkley Corp.	183,600	4,390
Willis Group Holdings Ltd.	132,200	3,637
XL Capital Ltd. Class A	704,600	6,701
		38,986
Real Estate Investment Trusts - 2.7%
Corporate Office Properties Trust (SBI)	242,000	7,396
Host Hotels & Resorts, Inc.	604,000	4,645
Segro PLC	22,779,900	7,986
Simon Property Group, Inc.	204,200	10,537
SL Green Realty Corp.	174,100	3,075
		33,639
Real Estate Management & Development - 0.7%
Jones Lang LaSalle, Inc.	224,700	7,251
Orchid Developments Group Ltd. (a)	2,219,000	1,427
		8,678
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc. (d)	318,900	3,607
TOTAL FINANCIALS		189,489
HEALTH CARE - 11.2%
Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc. (a)	32,300	593
Cougar Biotechnology, Inc. (a)	44,000	1,536
Dendreon Corp. (a)	122,600	2,599
Myriad Genetics, Inc. (a)	154,600	5,997
Theravance, Inc. (a)	463,800	6,646
		17,371
Health Care Equipment & Supplies - 1.7%
Conceptus, Inc. (a)(d)(e)	1,556,553	21,076
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.6%
Capital Senior Living Corp. (a)	796,509	$ 3,146
CardioNet, Inc. (a)	102,500	2,127
Emeritus Corp. (a)(d)	501,700	4,535
Genoptix, Inc. (a)	263,900	7,674
Hanger Orthopedic Group, Inc. (a)	621,800	8,649
IPC The Hospitalist Co., Inc. (a)	192,100	3,521
Sun Healthcare Group, Inc. (a)	194,642	1,649
		31,301
Life Sciences Tools & Services - 4.3%
Bruker BioSciences Corp. (a)	1,763,800	11,606
Illumina, Inc. (a)	212,300	7,929
Life Technologies Corp. (a)	446,500	16,654
QIAGEN NV (a)	369,900	6,096
Techne Corp.	149,600	8,560
Varian, Inc. (a)	75,000	2,477
		53,322
Pharmaceuticals - 1.2%
Cadence Pharmaceuticals, Inc. (a)	689,400	6,977
Optimer Pharmaceuticals, Inc. (a)	307,100	4,290
Vivus, Inc. (a)	885,500	3,551
		14,818
TOTAL HEALTH CARE		137,888
INDUSTRIALS - 18.3%
Aerospace & Defense - 0.4%
Argon ST, Inc. (a)	214,100	4,365
Stanley, Inc. (a)	42,326	1,091
		5,456
Airlines - 4.3%
AirTran Holdings, Inc. (a)	3,676,500	25,544
Alaska Air Group, Inc. (a)	1,177,200	19,753
JetBlue Airways Corp. (a)	1,598,900	7,883
		53,180
Construction & Engineering - 1.5%
MYR Group, Inc. (a)	502,300	7,489
Quanta Services, Inc. (a)	275,148	6,254
URS Corp. (a)	92,573	4,079
		17,822
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 5.5%
Ceres Power Holdings PLC (a)(d)	1,131,800	$ 2,020
Energy Conversion Devices, Inc. (a)	238,300	4,380
First Solar, Inc. (a)	59,700	11,181
JA Solar Holdings Co. Ltd. ADR (a)(d)	1,981,100	6,954
Regal-Beloit Corp.	132,000	5,363
Sunpower Corp.:
Class A (a)	250,000	6,845
Class B (a)	782,400	19,842
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	715,500	10,682
		67,267
Marine - 1.3%
Eagle Bulk Shipping, Inc.	464,700	3,030
Genco Shipping & Trading Ltd.	695,400	13,282
		16,312
Professional Services - 0.8%
ICF International, Inc. (a)	214,100	5,890
Monster Worldwide, Inc. (a)	296,560	4,093
		9,983
Road & Rail - 2.1%
Celadon Group, Inc. (a)	486,700	3,329
Con-way, Inc.	234,500	5,811
J.B. Hunt Transport Services, Inc.	140,200	3,942
Old Dominion Freight Lines, Inc. (a)	438,500	12,344
		25,426
Trading Companies & Distributors - 2.4%
Beacon Roofing Supply, Inc. (a)	169,250	2,691
Interline Brands, Inc. (a)	190,766	2,472
Rush Enterprises, Inc. Class A (a)	1,350,650	17,775
WESCO International, Inc. (a)	249,100	6,477
		29,415
TOTAL INDUSTRIALS		224,861
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.6%
Comtech Telecommunications Corp. (a)	159,100	5,325
EMS Technologies, Inc. (a)	93,200	1,775
		7,100
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.2%
SanDisk Corp. (a)	544,100	$ 8,553
STEC, Inc. (a)(d)	588,200	5,647
		14,200
Electronic Equipment & Components - 1.1%
Avnet, Inc. (a)	436,800	9,562
SYNNEX Corp. (a)	205,000	4,414
		13,976
Internet Software & Services - 2.4%
Art Technology Group, Inc. (a)	3,056,400	9,597
Dice Holdings, Inc. (a)	181,256	714
j2 Global Communications, Inc. (a)	298,700	7,166
Omniture, Inc. (a)	103,937	1,281
Open Text Corp. (a)	160,900	5,299
WebMD Health Corp. Class A (a)(d)	197,900	5,108
		29,165
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Energy Industries, Inc. (a)	857,841	7,232
Atmel Corp. (a)	1,503,400	5,773
Intersil Corp. Class A	357,800	4,150
KLA-Tencor Corp.	530,300	14,711
Kulicke & Soffa Industries, Inc. (a)	267,000	1,068
Micron Technology, Inc. (a)	1,140	6
MKS Instruments, Inc. (a)	494,200	7,734
O2Micro International Ltd. sponsored ADR (a)	915,300	4,000
Skyworks Solutions, Inc. (a)	507,500	4,486
Standard Microsystems Corp. (a)	148,490	2,355
Verigy Ltd. (a)	914,900	10,064
Zoran Corp. (a)	609,400	5,448
		67,027
Software - 2.5%
Ansys, Inc. (a)	272,470	7,526
ArcSight, Inc. (a)	196,900	2,973
Autonomy Corp. PLC (a)	231,900	4,863
Phoenix Technologies Ltd. (a)	1,051,102	2,996
Playtech Ltd.	572,900	3,856
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Rosetta Stone, Inc.	188,300	$ 5,640
TeleCommunication Systems, Inc. Class A (a)	323,500	3,174
		31,028
TOTAL INFORMATION TECHNOLOGY		162,496
MATERIALS - 5.1%
Chemicals - 2.4%
Calgon Carbon Corp. (a)	488,588	8,296
FMC Corp.	166,400	8,109
Rockwood Holdings, Inc. (a)	250,300	3,079
Solutia, Inc. (a)	1,129,290	4,246
Tokyo Ohka Kogyo Co. Ltd.	311,000	5,263
		28,993
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	152,400	5,755
Metals & Mining - 1.3%
Eldorado Gold Corp. (a)	373,800	2,970
Lihir Gold Ltd. sponsored ADR (a)	192,100	4,111
Shore Gold, Inc. (a)	1,550,000	559
Steel Dynamics, Inc.	521,600	6,494
Yamana Gold, Inc.	302,200	2,370
		16,504
Paper & Forest Products - 0.9%
Louisiana-Pacific Corp.	2,342,200	9,533
Norbord, Inc.	2,000,000	2,179
		11,712
TOTAL MATERIALS		62,964
TOTAL COMMON STOCKS (Cost $1,231,333)		1,202,035
Investment Companies - 1.8%

iShares Dow Jones U.S. Real Estate Index ETF	298,700	9,863
KBW Regional Banking ETF (d)	586,300	12,224
TOTAL INVESTMENT COMPANIES (Cost $32,389)		22,087
Money Market Funds - 5.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.53% (b)	21,290,874	$ 21,291
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	52,038,860	52,039
TOTAL MONEY MARKET FUNDS (Cost $73,330)		73,330
Cash Equivalents - 0.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $4,522)	$ 4,522	4,522
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $1,341,574)		1,301,974
NET OTHER ASSETS - (5.9)%		(72,793)
NET ASSETS - 100%		$ 1,229,181
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$4,522,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 2,340
Banc of America Securities LLC	413
Barclays Capital, Inc.	1,245
Deutsche Bank Securities, Inc.	524
$ 4,522
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 206
Fidelity Securities Lending Cash Central Fund	1,147
Total	$ 1,353
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Capital Senior Living Corp.	$ 7,686	$ -	$ 2,342	$ -	$ -
Carluccio's PLC	3,480	-	2,296	63	-
Conceptus, Inc.	-	7,485	-	-	21,076
Corin Group PLC	5,002	-	1,707	-	-
McCormick & Schmick's Seafood Restaurants	3,810	-	2,562	-	-
Pacific Premier Bancorp, Inc.	1,326	-	1,136	-	-
Ruth's Chris Steak House, Inc.	-	5,182	-	-	6,407
Total	$ 21,304	$ 12,667	$ 10,043	$ 63	$ 27,483
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,301,974	$ 1,248,402	$ 53,572	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.2%
Bermuda	2.6%
United Kingdom	2.0%
Cayman Islands	1.9%
Marshall Islands	1.3%
Greece	1.2%
Canada	1.1%
Others (individually less than 1%)	2.7%
100.0%
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $461,432,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,639 and repurchase agreements of $4,522) - See accompanying schedule: Unaffiliated issuers (cost $1,238,946)	$ 1,201,161
Fidelity Central Funds (cost $73,330)	73,330
Other affiliated issuers (cost $29,298)	27,483
Total Investments (cost $1,341,574)		$ 1,301,974
Receivable for investments sold		87,212
Receivable for fund shares sold		1,453
Dividends receivable		498
Distributions receivable from Fidelity Central Funds		86
Prepaid expenses		10
Other receivables		73
Total assets		1,391,306

Liabilities
Payable to custodian bank	$ 915
Payable for investments purchased	107,942
Payable for fund shares redeemed	589
Accrued management fee	290
Distribution fees payable	1
Other affiliated payables	316
Other payables and accrued expenses	33
Collateral on securities loaned, at value	52,039
Total liabilities		162,125

Net Assets		$ 1,229,181
Net Assets consist of:
Paid in capital		$ 2,133,129
Undistributed net investment income		453
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(864,784)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(39,617)
Net Assets		$ 1,229,181

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,232.2 ÷ 207.289 shares)	$ 10.77

Maximum offering price per share (100/94.25 of $10.77)	$ 11.43
Class T: Net Asset Value and redemption price per share ($431.9 ÷ 40.297 shares)	$ 10.72

Maximum offering price per share (100/96.50 of $10.72)	$ 11.11
Class B: Net Asset Value and offering price per share ($173.1 ÷ 16.235 shares)A	$ 10.66

Class C: Net Asset Value and offering price per share ($250.3 ÷ 23.547 shares)A	$ 10.63

Small Cap Independence: Net Asset Value, offering price and redemption price per share ($1,225,694.0 ÷ 113,235.820 shares)	$ 10.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($399.0 ÷ 36.834 shares)	$ 10.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends (including $63 earned from other affiliated issuers)		$ 5,227
Income from Fidelity Central Funds (including $1,147 from security lending)		1,353
Total income		6,580

Expenses
Management fee Basic fee	$ 3,406
Performance adjustment	(1,835)
Transfer agent fees	1,626
Distribution fees	5
Accounting and security lending fees	202
Custodian fees and expenses	52
Independent trustees' compensation	4
Registration fees	60
Audit	28
Legal	4
Miscellaneous	13
Total expenses before reductions	3,565
Expense reductions	(77)	3,488
Net investment income (loss)		3,092
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(318,859)
Other affiliated issuers	(60,379)
Foreign currency transactions	(501)
Total net realized gain (loss)		(379,739)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $26)	325,633
Assets and liabilities in foreign currencies	491
Total change in net unrealized appreciation (depreciation)		326,124
Net gain (loss)		(53,615)
Net increase (decrease) in net assets resulting from operations		$ (50,523)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,092	$ 953
Net realized gain (loss)	(379,739)	(484,448)
Change in net unrealized appreciation (depreciation)	326,124	(738,909)
Net increase (decrease) in net assets resulting from operations	(50,523)	(1,222,404)
Distributions to shareholders from net investment income	(2,638)	-
Distributions to shareholders from net realized gain	-	(284,425)
Total distributions	(2,638)	(284,425)
Share transactions - net increase (decrease)	(13,518)	198,096
Redemption fees	73	286
Total increase (decrease) in net assets	(66,606)	(1,308,447)

Net Assets
Beginning of period	1,295,787	2,604,234
End of period (including undistributed net investment income of $453 and accumulated net investment loss of $1, respectively)	$ 1,229,181	$ 1,295,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 24.79	$ 23.20
Income from Investment Operations
Net investment income (loss) E	.02	(.04)	(.07) H
Net realized and unrealized gain (loss)	(.47)	(10.77)	1.66
Total from investment operations	(.45)	(10.81)	1.59
Distributions from net investment income	(.02)	-	-
Distributions from net realized gain	-	(2.74)	-
Total distributions	(.02)	(2.74)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 10.77	$ 11.24	$ 24.79
Total Return B, C, D	(4.09)%	(48.52)%	6.85%
Ratios to Average Net Assets F, J
Expenses before reductions	.89% A	1.24%	1.27% A
Expenses net of fee waivers, if any	.89% A	1.24%	1.27% A
Expenses net of all reductions	.88% A	1.23%	1.26% A
Net investment income (loss)	.31% A	(.24)%	(.57)% A, H
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 1
Portfolio turnover rate G	161% A	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 24.74	$ 23.20
Income from Investment Operations
Net investment income (loss) E	-	(.08)	(.10) H
Net realized and unrealized gain (loss)	(.46)	(10.76)	1.64
Total from investment operations	(.46)	(10.84)	1.54
Distributions from net investment income	(.01)	-	-
Distributions from net realized gain	-	(2.71)	-
Total distributions	(.01)	(2.71)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 10.72	$ 11.19	$ 24.74
Total Return B, C, D	(4.06)%	(48.70)%	6.64%
Ratios to Average Net Assets F, J
Expenses before reductions	1.17% A	1.50%	1.53% A
Expenses net of fee waivers, if any	1.17% A	1.50%	1.53% A
Expenses net of all reductions	1.15% A	1.49%	1.52% A
Net investment income (loss)	.04% A	(.50)%	(.83)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 432	$ 409	$ 420
Portfolio turnover rate G	161% A	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.15	$ 24.69	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.02)	(.17)	(.15)H
Net realized and unrealized gain (loss)	(.46)	(10.73)	1.64
Total from investment operations	(.48)	(10.90)	1.49
Distributions from net investment income	(.01)	-	-
Distributions from net realized gain	-	(2.64)	-
Total distributions	(.01)	(2.64)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 10.66	$ 11.15	$ 24.69
Total Return B, C, D	(4.34)%	(48.94)%	6.42%
Ratios to Average Net Assets F, J
Expenses before reductions	1.63% A	1.99%	2.07% A
Expenses net of fee waivers, if any	1.63% A	1.99%	2.05% A
Expenses net of all reductions	1.62% A	1.99%	2.04% A
Net investment income (loss)	(.42)% A	(1.00)%	(1.32)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 173	$ 199	$ 419
Portfolio turnover rate G	161% A	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 24.71	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.02)	(.17)	(.15) H
Net realized and unrealized gain (loss)	(.46)	(10.72)	1.66
Total from investment operations	(.48)	(10.89)	1.51
Distributions from net investment income	(.01)	-	-
Distributions from net realized gain	-	(2.70)	-
Total distributions	(.01)	(2.70)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 10.63	$ 11.12	$ 24.71
Total Return B, C, D	(4.34)%	(48.95)%	6.51%
Ratios to Average Net Assets F, J
Expenses before reductions	1.63% A	2.00%	1.98% A
Expenses net of fee waivers, if any	1.63% A	2.00%	1.98% A
Expenses net of all reductions	1.62% A	1.99%	1.97% A
Net investment income (loss)	(.42)% A	(1.01)%	(1.27)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 250	$ 183	$ 294
Portfolio turnover rate G	161% A	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Independence

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 24.81	$ 22.23	$ 20.82	$ 18.30	$ 16.87
Income from Investment Operations
Net investment income (loss) D	.03	.01	(.04) G	.07 H	.10 I	(.09)
Net realized and unrealized gain (loss)	(.47)	(10.82)	5.01	2.75	3.31	1.52
Total from investment operations	(.44)	(10.81)	4.97	2.82	3.41	1.43
Distributions from net investment income	(.02)	-	(.05)	(.07)	-	-
Distributions from net realized gain	-	(2.72)	(2.34)	(1.34)	(.89)	-
Total distributions	(.02)	(2.72)	(2.39)	(1.41)	(.89)	-
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 10.82	$ 11.28	$ 24.81	$ 22.23	$ 20.82	$ 18.30
Total Return B, C	(3.85)%	(48.42)%	24.42%	14.08%	19.05%	8.48%
Ratios to Average Net Assets E, J
Expenses before reductions	.65% A	.95%	1.01%	.86%	.78%	.95%
Expenses net of fee waivers, if any	.65% A	.95%	1.00%	.86%	.78%	.95%
Expenses net of all reductions	.63% A	.94%	.99%	.81%	.75%	.91%
Net investment income (loss)	.56% A	.05%	(.20)% G	.32% H	.49% I	(.49)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,226	$ 1,292	$ 2,602	$ 2,623	$ 1,609	$ 945
Portfolio turnover rate F	161% A	101%	84%	126%	61%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

I Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 24.82	$ 23.20
Income from Investment Operations
Net investment income (loss) D	.03	.02	(.03) G
Net realized and unrealized gain (loss)	(.47)	(10.82)	1.65
Total from investment operations	(.44)	(10.80)	1.62
Distributions from net investment income	(.02)	-	-
Distributions from net realized gain	-	(2.73)	-
Total distributions	(.02)	(2.73)	-
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 10.83	$ 11.29	$ 24.82
Total Return B, C	(3.84)%	(48.36)%	6.98%
Ratios to Average Net Assets E, I
Expenses before reductions	.54% A	.84%	.94% A
Expenses net of fee waivers, if any	.54% A	.84%	.94% A
Expenses net of all reductions	.53% A	.84%	.93% A
Net investment income (loss)	.66% A	.15%	(.24)% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 399	$ 376	$ 162
Portfolio turnover rate F	161% A	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.33)%.

H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Small Cap Independence Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Independence, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 171,540,309
Unrealized depreciation	(226,148,537)
Net unrealized appreciation (depreciation)	$ (54,608,228)
Cost for federal income tax purposes	$ 1,356,582,179

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $897,635,217 and $892,163,627 respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Independence as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .29% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,529	$ 675
Class T	.25%	.25%	924	-
Class B	.75%	.25%	803	603
Class C	.75%	.25%	870	401
			$ 5,126	$ 1,679

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 588
Class T	52
Class B*	409
Class C*	46
$ 1,095

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,957.29
Class T	589.32
Class B	226.28
Class C	252.29
Small Cap Independence	1,621,682.30
Institutional Class	333.19
	$ 1,626,039

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $38,433 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,500 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $69,597 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7,020.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 4,025	$ -
Class T	517	-
Class B	104	-
Class C	117	-
Small Cap Independence	2,632,884	-
Institutional Class	822	-
Total	$ 2,638,469	$ -

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended April 30, 2009	Year ended October 31, 2008
From net realized gain
Class A	$ -	$ 217,079
Class T	-	52,010
Class B	-	45,676
Class C	-	50,515
Small Cap Independence	-	284,040,327
Institutional Class	-	19,160
Total	$ -	$ 284,424,767

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	36,221	205,468	$ 349,823	$ 3,725,058
Reinvestment of distributions	387	10,625	3,793	214,517
Shares redeemed	(40,050)	(44,958)	(370,251)	(737,158)
Net increase (decrease)	(3,442)	171,135	$ (16,635)	$ 3,202,417
Class T
Shares sold	6,683	34,295	$ 64,637	$ 579,208
Reinvestment of distributions	52	2,571	513	51,838
Shares redeemed	(2,981)	(17,302)	(27,310)	(267,078)
Net increase (decrease)	3,754	19,564	$ 37,840	$ 363,968
Class B
Shares sold	3,045	9,865	$ 28,677	$ 161,442
Reinvestment of distributions	10	2,222	101	44,826
Shares redeemed	(4,668)	(11,195)	(43,241)	(163,410)
Net increase (decrease)	(1,613)	892	$ (14,463)	$ 42,858
Class C
Shares sold	9,880	29,487	$ 88,612	$ 552,689
Reinvestment of distributions	11	2,368	107	47,635
Shares redeemed	(2,826)	(27,273)	(26,121)	(434,448)
Net increase (decrease)	7,065	4,582	$ 62,598	$ 165,876

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Small Cap Independence
Shares sold	12,265,733	25,453,153	$ 115,700,280	$ 420,759,999
Reinvestment of distributions	263,408	13,819,450	2,594,575	279,429,276
Shares redeemed	(13,806,603)	(29,641,990)	(131,917,055)	(506,376,535)
Net increase (decrease)	(1,277,462)	9,630,613	$ (13,622,200)	$ 193,812,740
Institutional Class
Shares sold	3,652	35,465	$ 35,269	$ 642,989
Reinvestment of distributions	9	948	87	19,160
Shares redeemed	(103)	(9,660)	(999)	(154,150)
Net increase (decrease)	3,558	26,753	$ 34,357	$ 507,999

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ASCSI-USAN-0609
1.843146.101

Fidelity®
Stock Selector

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Stock Selector	.88%
Actual		$ 1,000.00	$ 923.40	$ 4.20
Hypothetical A		$ 1,000.00	$ 1,020.43	$ 4.41
Class K	.63%
Actual		$ 1,000.00	$ 924.40	$ 3.01
Hypothetical A		$ 1,000.00	$ 1,021.67	$ 3.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.3	3.3
Wal-Mart Stores, Inc.	2.6	2.6
Applied Materials, Inc.	2.5	1.8
Microsoft Corp.	2.4	2.7
Google, Inc. Class A (sub. vtg.)	2.0	1.3
JPMorgan Chase & Co.	2.0	1.2
Lowe's Companies, Inc.	1.8	1.4
Apple, Inc.	1.8	1.4
Wells Fargo & Co.	1.6	0.8
Cisco Systems, Inc.	1.6	2.0
	21.6
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.7	19.1
Financials	14.5	15.7
Health Care	13.2	15.7
Consumer Discretionary	12.1	8.9
Energy	10.3	11.2
Asset Allocation (% of fund's net assets)
As of April 30, 2009 *		As of October 31, 2008 **
	Stocks and Equity Futures 96.5%		Stocks and Equity Futures 96.7%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	8.9%	** Foreign investments	8.5%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.8%
Johnson Controls, Inc.	109,191	$ 2,076
The Goodyear Tire & Rubber Co. (a)	173,200	1,903
		3,979
Automobiles - 0.6%
Ford Motor Co. (a)	296,000	1,770
Toyota Motor Corp. sponsored ADR	19,700	1,559
		3,329
Hotels, Restaurants & Leisure - 1.3%
Buffalo Wild Wings, Inc. (a)	38,489	1,503
Burger King Holdings, Inc.	89,700	1,466
Carnival Corp. unit	18,900	508
Darden Restaurants, Inc.	52,200	1,930
Marriott International, Inc. Class A	21,000	495
Sonic Corp. (a)	32,600	356
Starbucks Corp. (a)	51,350	743
		7,001
Household Durables - 1.8%
D.R. Horton, Inc.	96,100	1,254
Ethan Allen Interiors, Inc.	25,900	348
Mohawk Industries, Inc. (a)	24,200	1,145
Newell Rubbermaid, Inc.	81,900	856
Pulte Homes, Inc.	51,100	588
Toll Brothers, Inc. (a)	205,000	4,153
Whirlpool Corp.	28,100	1,269
		9,613
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	7,400	596
Media - 2.1%
Comcast Corp. Class A (special) (non-vtg.)	183,600	2,695
Lamar Advertising Co. Class A (a)(d)	58,694	992
Scripps Networks Interactive, Inc. Class A	14,840	407
The DIRECTV Group, Inc. (a)	70,800	1,751
The Walt Disney Co.	84,100	1,842
Time Warner, Inc.	99,186	2,165
Viacom, Inc. Class B (non-vtg.) (a)	57,800	1,112
		10,964
Multiline Retail - 0.7%
Kohl's Corp. (a)	38,500	1,746
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	68,300	$ 934
Target Corp.	24,720	1,020
		3,700
Specialty Retail - 4.4%
Best Buy Co., Inc.	69,100	2,652
Lowe's Companies, Inc.	431,800	9,284
PetSmart, Inc.	8,100	185
Sherwin-Williams Co.	39,000	2,209
Staples, Inc.	235,682	4,860
Tiffany & Co., Inc.	40,600	1,175
TJX Companies, Inc.	71,800	2,008
Williams-Sonoma, Inc.	46,700	654
		23,027
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	1,000	52
Polo Ralph Lauren Corp. Class A	23,545	1,268
		1,320
TOTAL CONSUMER DISCRETIONARY		63,529
CONSUMER STAPLES - 7.1%
Beverages - 1.1%
Coca-Cola Enterprises, Inc.	31,500	537
Molson Coors Brewing Co. Class B	10,900	417
PepsiCo, Inc.	11,000	547
The Coca-Cola Co.	98,400	4,236
		5,737
Food & Staples Retailing - 3.7%
CVS Caremark Corp.	179,800	5,714
Wal-Mart Stores, Inc.	274,500	13,835
		19,549
Food Products - 0.7%
Corn Products International, Inc.	9,500	227
Nestle SA:
(Reg.)	22,149	722
sponsored ADR (d)	80,000	2,596
		3,545
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.0%
Colgate-Palmolive Co.	58,050	$ 3,425
Procter & Gamble Co.	33,205	1,642
		5,067
Personal Products - 0.0%
Mead Johnson Nutrition Co. Class A	8,700	246
Tobacco - 0.6%
Philip Morris International, Inc.	90,800	3,287
TOTAL CONSUMER STAPLES		37,431
ENERGY - 10.3%
Energy Equipment & Services - 2.4%
BJ Services Co.	300	4
Cameron International Corp. (a)	128,700	3,292
Halliburton Co.	68,007	1,375
Helmerich & Payne, Inc.	18,543	571
Nabors Industries Ltd. (a)	48,200	733
Schlumberger Ltd. (NY Shares)	95,985	4,702
Smith International, Inc.	30,600	791
Weatherford International Ltd. (a)	80,900	1,345
		12,813
Oil, Gas & Consumable Fuels - 7.9%
Apache Corp.	34,600	2,521
Chesapeake Energy Corp.	56,925	1,122
EOG Resources, Inc.	42,482	2,697
Exxon Mobil Corp.	258,475	17,231
Hess Corp.	48,000	2,630
Occidental Petroleum Corp.	63,100	3,552
Peabody Energy Corp.	53,400	1,409
Petrohawk Energy Corp. (a)	44,100	1,041
Plains Exploration & Production Co. (a)	48,100	908
Range Resources Corp.	62,800	2,510
Southwestern Energy Co. (a)	77,600	2,783
Ultra Petroleum Corp. (a)	59,210	2,534
Williams Companies, Inc.	21,800	307
		41,245
TOTAL ENERGY		54,058
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 14.5%
Capital Markets - 4.7%
Ameriprise Financial, Inc.	43,720	$ 1,152
Bank of New York Mellon Corp.	48,400	1,233
Charles Schwab Corp.	157,267	2,906
Deutsche Bank AG (NY Shares)	28,300	1,484
Goldman Sachs Group, Inc.	60,166	7,731
Janus Capital Group, Inc.	200,300	2,009
Morgan Stanley	26,398	624
State Street Corp.	222,446	7,592
		24,731
Commercial Banks - 2.1%
KeyCorp	48,700	300
PNC Financial Services Group, Inc.	37,200	1,477
U.S. Bancorp, Delaware	57,100	1,040
Wells Fargo & Co.	417,651	8,357
		11,174
Consumer Finance - 0.3%
American Express Co.	15,900	401
Capital One Financial Corp.	500	8
Discover Financial Services	46,100	375
SLM Corp. (a)	164,500	795
		1,579
Diversified Financial Services - 2.8%
Bank of America Corp.	327,873	2,928
Citigroup, Inc. (d)	348,600	1,063
JPMorgan Chase & Co.	313,900	10,359
		14,350
Insurance - 4.1%
ACE Ltd.	140,900	6,526
AFLAC, Inc.	5,400	156
Berkshire Hathaway, Inc. Class A (a)	45	4,230
Everest Re Group Ltd.	35,811	2,673
Hartford Financial Services Group, Inc.	96,558	1,108
MBIA, Inc. (a)	59,200	280
MetLife, Inc.	106,600	3,171
PartnerRe Ltd.	25,300	1,725
The Travelers Companies, Inc.	43,400	1,785
		21,654
Real Estate Investment Trusts - 0.4%
Simon Property Group, Inc.	37,800	1,950
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	72,600	$ 545
TOTAL FINANCIALS		75,983
HEALTH CARE - 13.2%
Biotechnology - 3.3%
Amgen, Inc. (a)	89,637	4,345
Biogen Idec, Inc. (a)	12,970	627
Celgene Corp. (a)	36,042	1,540
Cephalon, Inc. (a)	37,300	2,447
Dendreon Corp. (a)	23,100	490
Gilead Sciences, Inc. (a)	44,848	2,054
MannKind Corp. (a)	27,000	110
Myriad Genetics, Inc. (a)	36,400	1,412
OSI Pharmaceuticals, Inc. (a)	33,856	1,137
PDL BioPharma, Inc.	181,991	1,301
Vertex Pharmaceuticals, Inc. (a)	52,000	1,603
		17,066
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	109,300	5,301
C.R. Bard, Inc.	29,965	2,146
China Medical Technologies, Inc. sponsored ADR	28,400	555
Covidien Ltd.	103,344	3,408
St. Jude Medical, Inc. (a)	14,100	473
Wright Medical Group, Inc. (a)	38,000	523
		12,406
Health Care Providers & Services - 2.1%
Henry Schein, Inc. (a)	92,800	3,809
Medco Health Solutions, Inc. (a)	99,000	4,311
UnitedHealth Group, Inc.	132,248	3,110
		11,230
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	37,800	1,412
Pharmaceuticals - 5.1%
Abbott Laboratories	129,400	5,415
Allergan, Inc.	25,300	1,180
Bristol-Myers Squibb Co.	36,345	698
Johnson & Johnson	92,550	4,846
Merck & Co., Inc.	87,494	2,121
Pfizer, Inc.	545,800	7,292
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	104,200	$ 2,399
Wyeth	70,850	3,004
		26,955
TOTAL HEALTH CARE		69,069
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	17,060	532
Lockheed Martin Corp.	29,668	2,330
United Technologies Corp.	103,620	5,061
		7,923
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	23,100	1,228
FedEx Corp.	12,200	683
		1,911
Airlines - 0.3%
Alaska Air Group, Inc. (a)	34,900	586
Delta Air Lines, Inc. (a)	49,125	303
UAL Corp. (a)	147,900	728
		1,617
Building Products - 0.1%
Masco Corp.	52,600	466
Electrical Equipment - 1.2%
Alstom SA	800	50
Evergreen Solar, Inc. (a)	54,387	132
First Solar, Inc. (a)	5,300	993
Renewable Energy Corp. AS (a)(d)	26,400	238
Rockwell Automation, Inc.	37,800	1,194
Sunpower Corp. Class B (a)	40,242	1,021
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	58,100	867
Vestas Wind Systems AS (a)	26,600	1,727
Vestas Wind Systems AS (a)(f)	2,100	139
		6,361
Industrial Conglomerates - 1.4%
3M Co.	58,800	3,387
General Electric Co.	163,245	2,065
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
McDermott International, Inc. (a)	93,000	$ 1,501
Textron, Inc.	56,700	608
		7,561
Machinery - 1.4%
Caterpillar, Inc.	22,000	783
Danaher Corp.	43,100	2,519
Eaton Corp.	11,100	486
Ingersoll-Rand Co. Ltd. Class A	67,200	1,463
Navistar International Corp. (a)	50,400	1,905
		7,156
Professional Services - 0.1%
Manpower, Inc.	16,100	694
Road & Rail - 1.1%
Landstar System, Inc.	66,645	2,373
Union Pacific Corp.	68,100	3,346
		5,719
Trading Companies & Distributors - 0.1%
Fastenal Co.	13,700	526
TOTAL INDUSTRIALS		39,934
INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 4.3%
Cisco Systems, Inc. (a)	417,140	8,059
Comverse Technology, Inc. (a)	175,200	1,253
Corning, Inc.	283,060	4,138
Infinera Corp. (a)	19,700	166
Juniper Networks, Inc. (a)	100,380	2,173
QUALCOMM, Inc.	139,580	5,907
Research In Motion Ltd. (a)	10,052	699
		22,395
Computers & Peripherals - 4.6%
Apple, Inc. (a)	72,800	9,160
Dell, Inc. (a)	174,000	2,022
Hewlett-Packard Co.	220,195	7,923
International Business Machines Corp.	42,200	4,355
SanDisk Corp. (a)	38,400	604
		24,064
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.6%
eBay, Inc. (a)	53,053	$ 874
Google, Inc. Class A (sub. vtg.) (a)	26,905	10,654
Move, Inc. (a)	514,046	1,054
Yahoo!, Inc. (a)	78,010	1,115
		13,697
IT Services - 1.0%
Paychex, Inc.	58,080	1,569
The Western Union Co.	51,100	856
Visa, Inc.	42,900	2,787
		5,212
Semiconductors & Semiconductor Equipment - 6.3%
Applied Materials, Inc.	1,095,400	13,375
ARM Holdings PLC sponsored ADR	249,900	1,327
ASML Holding NV (NY Shares)	61,700	1,305
Broadcom Corp. Class A (a)	31,000	719
Intel Corp.	308,000	4,860
KLA-Tencor Corp.	23,100	641
Lam Research Corp. (a)	127,200	3,546
MEMC Electronic Materials, Inc. (a)	101,300	1,641
Micron Technology, Inc. (a)	168,300	821
NVIDIA Corp. (a)	51,800	595
Samsung Electronics Co. Ltd.	640	296
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	195,300	2,064
Texas Instruments, Inc.	107,300	1,938
		33,128
Software - 4.9%
Adobe Systems, Inc. (a)	53,300	1,458
Autonomy Corp. PLC (a)	26,400	554
BMC Software, Inc. (a)	19,000	659
Microsoft Corp.	639,960	12,966
Oracle Corp.	400,250	7,741
Quest Software, Inc. (a)	144,441	2,099
Ubisoft Entertainment SA (a)	25,200	492
		25,969
TOTAL INFORMATION TECHNOLOGY		124,465
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.7%
Chemicals - 2.5%
Airgas, Inc.	41,000	$ 1,768
Albemarle Corp.	61,630	1,653
Ashland, Inc.	39,900	876
Dow Chemical Co.	31,500	504
E.I. du Pont de Nemours & Co.	78,500	2,190
Ecolab, Inc.	39,646	1,528
FMC Corp.	10,576	515
Monsanto Co.	35,300	2,997
Praxair, Inc.	1,200	90
Rockwood Holdings, Inc. (a)	33,700	415
The Mosaic Co.	12,100	489
		13,025
Containers & Packaging - 0.1%
Crown Holdings, Inc. (a)	32,900	725
Metals & Mining - 1.1%
ArcelorMittal SA (NY Shares) Class A	22,900	540
Barrick Gold Corp.	74,400	2,154
Freeport-McMoRan Copper & Gold, Inc. Class B	40,100	1,710
Nucor Corp.	34,900	1,420
		5,824
TOTAL MATERIALS		19,574
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	38,268	980
Verizon Communications, Inc.	203,900	6,186
		7,166
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	75,214	2,389
Sprint Nextel Corp. (a)	377,000	1,644
		4,033
TOTAL TELECOMMUNICATION SERVICES		11,199
UTILITIES - 0.9%
Electric Utilities - 0.9%
Exelon Corp.	85,800	3,958
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	8,600	$ 352
Northeast Utilities	23,300	490
		4,800
TOTAL COMMON STOCKS (Cost $517,583)		500,042
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Commercial Banks - 0.0%
East West Bancorp, Inc. Series A, 8.00% (Cost $800)	800	355
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.21% 5/21/09 to 5/28/09 (e) (Cost $1,100)	$ 1,100	1,100
Money Market Funds - 5.8%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	28,026,876	28,027
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	2,441,599	2,442
TOTAL MONEY MARKET FUNDS (Cost $30,469)		30,469
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $549,952)		531,966
NET OTHER ASSETS - (1.2)%		(6,566)
NET ASSETS - 100%		$ 525,400
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
157 CME E-mini S&P 500 Index Contracts	June 2009	$ 6,830	$ 906

The face value of futures purchased as a percentage of net assets - 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,100,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $139,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 98
Fidelity Securities Lending Cash Central Fund	123
Total	$ 221
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 531,966	$ 526,728	$ 5,238	$ -
Other Financial Instruments*	$ 906	$ 906	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $127,420,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,372) - See accompanying schedule: Unaffiliated issuers (cost $519,483)	$ 501,497
Fidelity Central Funds (cost $30,469)	30,469
Total Investments (cost $549,952)		$ 531,966
Cash		279
Receivable for investments sold		8,640
Receivable for fund shares sold		157
Dividends receivable		601
Distributions receivable from Fidelity Central Funds		84
Receivable for daily variation on futures contracts		15
Prepaid expenses		6
Other receivables		2
Total assets		541,750

Liabilities
Payable for investments purchased	$ 13,260
Payable for fund shares redeemed	247
Accrued management fee	227
Other affiliated payables	142
Other payables and accrued expenses	32
Collateral on securities loaned, at value	2,442
Total liabilities		16,350

Net Assets		$ 525,400
Net Assets consist of:
Paid in capital		$ 857,310
Undistributed net investment income		1,779
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(316,608)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(17,081)
Net Assets		$ 525,400

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Stock Selector: Net Asset Value, offering price and redemption price per share ($501,981 ÷ 29,318 shares)	$ 17.12

Class K: Net Asset Value, offering price and redemption price per share ($23,419 ÷ 1,368 shares)	$ 17.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 5,122
Interest		5
Income from Fidelity Central Funds		221
Total income		5,348

Expenses
Management fee Basic fee	$ 1,498
Performance adjustment	(184)
Transfer agent fees	770
Accounting and security lending fees	101
Custodian fees and expenses	25
Independent trustees' compensation	2
Registration fees	33
Audit	31
Legal	2
Miscellaneous	6
Total expenses before reductions	2,284
Expense reductions	(6)	2,278
Net investment income (loss)		3,070
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(156,352)
Foreign currency transactions	1
Futures contracts	(3,290)
Total net realized gain (loss)		(159,641)
Change in net unrealized appreciation (depreciation) on: Investment securities	94,914
Futures contracts	2,082
Total change in net unrealized appreciation (depreciation)		96,996
Net gain (loss)		(62,645)
Net increase (decrease) in net assets resulting from operations		$ (59,575)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,070	$ 7,648
Net realized gain (loss)	(159,641)	(152,364)
Change in net unrealized appreciation (depreciation)	96,996	(302,068)
Net increase (decrease) in net assets resulting from operations	(59,575)	(446,784)
Distributions to shareholders from net investment income	(7,570)	(4,996)
Distributions to shareholders from net realized gain	-	(46,217)
Total distributions	(7,570)	(51,213)
Share transactions - net increase (decrease)	(141,180)	226,652
Total increase (decrease) in net assets	(208,325)	(271,345)

Net Assets
Beginning of period	733,725	1,005,070
End of period (including undistributed net investment income of $1,779 and undistributed net investment income of $6,281, respectively)	$ 525,400	$ 733,725

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 18.79	$ 32.37	$ 27.24	$ 23.74	$ 21.41	$ 19.96
Income from Investment Operations
Net investment income (loss) D	.09	.20	.19	.16	.25 G	.10
Net realized and unrealized gain (loss)	(1.54)	(12.14)	5.10	3.46	2.33	1.47
Total from investment operations	(1.45)	(11.94)	5.29	3.62	2.58	1.57
Distributions from net investment income	(.22)	(.16)	(.13)	(.12)	(.25)	(.12)
Distributions from net realized gain	-	(1.48)	(.03)	-	-	-
Total distributions	(.22)	(1.64)	(.16)	(.12)	(.25)	(.12)
Net asset value, end of period	$ 17.12	$ 18.79	$ 32.37	$ 27.24	$ 23.74	$ 21.41
Total Return B, C	(7.66)%	(38.78)%	19.52%	15.29%	12.12%	7.91%
Ratios to Average Net Assets E, H
Expenses before reductions	.88% A	.93%	.87%	.88%	.84%	.85%
Expenses net of fee waivers, if any	.88% A	.93%	.87%	.88%	.84%	.85%
Expenses net of all reductions	.88% A	.93%	.87%	.87%	.79%	.81%
Net investment income (loss)	1.15% A	.77%	.64%	.61%	1.11% G	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 502	$ 698	$ 1,005	$ 853	$ 770	$ 777
Portfolio turnover rate F	137% A	121%	91%	109%	136%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend the ratio of net investment income (loss) to average net assets would have been .49%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 18.81	$ 27.80
Income from Investment Operations
Net investment income (loss) D	.11	.06
Net realized and unrealized gain (loss)	(1.54)	(9.05)
Total from investment operations	(1.43)	(8.99)
Distributions from net investment income	(.26)	-
Net asset value, end of period	$ 17.12	$ 18.81
Total Return B, C	(7.56)%	(32.34)%
Ratios to Average Net Assets E, H
Expenses before reductions	.63% A	.79% A
Expenses net of fee waivers, if any	.63% A	.79% A
Expenses net of all reductions	.63% A	.78% A
Net investment income (loss)	1.40% A	.63% A
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 35
Portfolio turnover rate F	137% A	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Stock Selector (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Stock Selector and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Stock Selector and Class K to eligible shareholders of Stock Selector. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discounts, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 36,849
Unrealized depreciation	(88,359)
Net unrealized appreciation (depreciation)	$ (51,510)
Cost for federal income tax purposes	$ 583,476

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $356,921 and $489,542, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Stock Selector as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Stock Selector. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Stock Selector	$ 762.31
Class K	8.06
	$ 770

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $123.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Stock Selector's operating expenses. During the period, this reimbursement reduced the class' expenses by $4.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Stock Selector	$ 7,152	$ 4,996
Class K	418	-
Total	$ 7,570	$ 4,996
From net realized gain
Stock Selector	$ -	$ 46,217

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Stock Selector
Shares sold	1,760	14,653	$ 28,557	$ 387,105
Conversion to Class K	(155)	(1,889)	(2,474)	(46,383)
Reinvestment of distributions	414	1,639	6,843	49,243
Shares redeemed	(9,864)	(8,287)	(166,578)	(209,646)
Net increase (decrease)	(7,845)	6,116	$ (133,652)	$ 180,319
Class K
Shares sold	384	68	$ 6,213	$ 1,398
Conversion from Stock Selector	155	1,888	2,474	46,383
Reinvestment of distributions	25	-	418	-
Shares redeemed	(1,080)	(72)	(16,633)	(1,448)
Net increase (decrease)	(516)	1,884	$ (7,528)	$ 46,333

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FSS-USAN-0609
1.784916.106

Fidelity®
Stock Selector -
Class K

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Stock Selector	.88%
Actual		$ 1,000.00	$ 923.40	$ 4.20
Hypothetical A		$ 1,000.00	$ 1,020.43	$ 4.41
Class K	.63%
Actual		$ 1,000.00	$ 924.40	$ 3.01
Hypothetical A		$ 1,000.00	$ 1,021.67	$ 3.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.3	3.3
Wal-Mart Stores, Inc.	2.6	2.6
Applied Materials, Inc.	2.5	1.8
Microsoft Corp.	2.4	2.7
Google, Inc. Class A (sub. vtg.)	2.0	1.3
JPMorgan Chase & Co.	2.0	1.2
Lowe's Companies, Inc.	1.8	1.4
Apple, Inc.	1.8	1.4
Wells Fargo & Co.	1.6	0.8
Cisco Systems, Inc.	1.6	2.0
	21.6
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.7	19.1
Financials	14.5	15.7
Health Care	13.2	15.7
Consumer Discretionary	12.1	8.9
Energy	10.3	11.2
Asset Allocation (% of fund's net assets)
As of April 30, 2009 *		As of October 31, 2008 **
	Stocks and Equity Futures 96.5%		Stocks and Equity Futures 96.7%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	8.9%	** Foreign investments	8.5%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.8%
Johnson Controls, Inc.	109,191	$ 2,076
The Goodyear Tire & Rubber Co. (a)	173,200	1,903
		3,979
Automobiles - 0.6%
Ford Motor Co. (a)	296,000	1,770
Toyota Motor Corp. sponsored ADR	19,700	1,559
		3,329
Hotels, Restaurants & Leisure - 1.3%
Buffalo Wild Wings, Inc. (a)	38,489	1,503
Burger King Holdings, Inc.	89,700	1,466
Carnival Corp. unit	18,900	508
Darden Restaurants, Inc.	52,200	1,930
Marriott International, Inc. Class A	21,000	495
Sonic Corp. (a)	32,600	356
Starbucks Corp. (a)	51,350	743
		7,001
Household Durables - 1.8%
D.R. Horton, Inc.	96,100	1,254
Ethan Allen Interiors, Inc.	25,900	348
Mohawk Industries, Inc. (a)	24,200	1,145
Newell Rubbermaid, Inc.	81,900	856
Pulte Homes, Inc.	51,100	588
Toll Brothers, Inc. (a)	205,000	4,153
Whirlpool Corp.	28,100	1,269
		9,613
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	7,400	596
Media - 2.1%
Comcast Corp. Class A (special) (non-vtg.)	183,600	2,695
Lamar Advertising Co. Class A (a)(d)	58,694	992
Scripps Networks Interactive, Inc. Class A	14,840	407
The DIRECTV Group, Inc. (a)	70,800	1,751
The Walt Disney Co.	84,100	1,842
Time Warner, Inc.	99,186	2,165
Viacom, Inc. Class B (non-vtg.) (a)	57,800	1,112
		10,964
Multiline Retail - 0.7%
Kohl's Corp. (a)	38,500	1,746
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	68,300	$ 934
Target Corp.	24,720	1,020
		3,700
Specialty Retail - 4.4%
Best Buy Co., Inc.	69,100	2,652
Lowe's Companies, Inc.	431,800	9,284
PetSmart, Inc.	8,100	185
Sherwin-Williams Co.	39,000	2,209
Staples, Inc.	235,682	4,860
Tiffany & Co., Inc.	40,600	1,175
TJX Companies, Inc.	71,800	2,008
Williams-Sonoma, Inc.	46,700	654
		23,027
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	1,000	52
Polo Ralph Lauren Corp. Class A	23,545	1,268
		1,320
TOTAL CONSUMER DISCRETIONARY		63,529
CONSUMER STAPLES - 7.1%
Beverages - 1.1%
Coca-Cola Enterprises, Inc.	31,500	537
Molson Coors Brewing Co. Class B	10,900	417
PepsiCo, Inc.	11,000	547
The Coca-Cola Co.	98,400	4,236
		5,737
Food & Staples Retailing - 3.7%
CVS Caremark Corp.	179,800	5,714
Wal-Mart Stores, Inc.	274,500	13,835
		19,549
Food Products - 0.7%
Corn Products International, Inc.	9,500	227
Nestle SA:
(Reg.)	22,149	722
sponsored ADR (d)	80,000	2,596
		3,545
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.0%
Colgate-Palmolive Co.	58,050	$ 3,425
Procter & Gamble Co.	33,205	1,642
		5,067
Personal Products - 0.0%
Mead Johnson Nutrition Co. Class A	8,700	246
Tobacco - 0.6%
Philip Morris International, Inc.	90,800	3,287
TOTAL CONSUMER STAPLES		37,431
ENERGY - 10.3%
Energy Equipment & Services - 2.4%
BJ Services Co.	300	4
Cameron International Corp. (a)	128,700	3,292
Halliburton Co.	68,007	1,375
Helmerich & Payne, Inc.	18,543	571
Nabors Industries Ltd. (a)	48,200	733
Schlumberger Ltd. (NY Shares)	95,985	4,702
Smith International, Inc.	30,600	791
Weatherford International Ltd. (a)	80,900	1,345
		12,813
Oil, Gas & Consumable Fuels - 7.9%
Apache Corp.	34,600	2,521
Chesapeake Energy Corp.	56,925	1,122
EOG Resources, Inc.	42,482	2,697
Exxon Mobil Corp.	258,475	17,231
Hess Corp.	48,000	2,630
Occidental Petroleum Corp.	63,100	3,552
Peabody Energy Corp.	53,400	1,409
Petrohawk Energy Corp. (a)	44,100	1,041
Plains Exploration & Production Co. (a)	48,100	908
Range Resources Corp.	62,800	2,510
Southwestern Energy Co. (a)	77,600	2,783
Ultra Petroleum Corp. (a)	59,210	2,534
Williams Companies, Inc.	21,800	307
		41,245
TOTAL ENERGY		54,058
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 14.5%
Capital Markets - 4.7%
Ameriprise Financial, Inc.	43,720	$ 1,152
Bank of New York Mellon Corp.	48,400	1,233
Charles Schwab Corp.	157,267	2,906
Deutsche Bank AG (NY Shares)	28,300	1,484
Goldman Sachs Group, Inc.	60,166	7,731
Janus Capital Group, Inc.	200,300	2,009
Morgan Stanley	26,398	624
State Street Corp.	222,446	7,592
		24,731
Commercial Banks - 2.1%
KeyCorp	48,700	300
PNC Financial Services Group, Inc.	37,200	1,477
U.S. Bancorp, Delaware	57,100	1,040
Wells Fargo & Co.	417,651	8,357
		11,174
Consumer Finance - 0.3%
American Express Co.	15,900	401
Capital One Financial Corp.	500	8
Discover Financial Services	46,100	375
SLM Corp. (a)	164,500	795
		1,579
Diversified Financial Services - 2.8%
Bank of America Corp.	327,873	2,928
Citigroup, Inc. (d)	348,600	1,063
JPMorgan Chase & Co.	313,900	10,359
		14,350
Insurance - 4.1%
ACE Ltd.	140,900	6,526
AFLAC, Inc.	5,400	156
Berkshire Hathaway, Inc. Class A (a)	45	4,230
Everest Re Group Ltd.	35,811	2,673
Hartford Financial Services Group, Inc.	96,558	1,108
MBIA, Inc. (a)	59,200	280
MetLife, Inc.	106,600	3,171
PartnerRe Ltd.	25,300	1,725
The Travelers Companies, Inc.	43,400	1,785
		21,654
Real Estate Investment Trusts - 0.4%
Simon Property Group, Inc.	37,800	1,950
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	72,600	$ 545
TOTAL FINANCIALS		75,983
HEALTH CARE - 13.2%
Biotechnology - 3.3%
Amgen, Inc. (a)	89,637	4,345
Biogen Idec, Inc. (a)	12,970	627
Celgene Corp. (a)	36,042	1,540
Cephalon, Inc. (a)	37,300	2,447
Dendreon Corp. (a)	23,100	490
Gilead Sciences, Inc. (a)	44,848	2,054
MannKind Corp. (a)	27,000	110
Myriad Genetics, Inc. (a)	36,400	1,412
OSI Pharmaceuticals, Inc. (a)	33,856	1,137
PDL BioPharma, Inc.	181,991	1,301
Vertex Pharmaceuticals, Inc. (a)	52,000	1,603
		17,066
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	109,300	5,301
C.R. Bard, Inc.	29,965	2,146
China Medical Technologies, Inc. sponsored ADR	28,400	555
Covidien Ltd.	103,344	3,408
St. Jude Medical, Inc. (a)	14,100	473
Wright Medical Group, Inc. (a)	38,000	523
		12,406
Health Care Providers & Services - 2.1%
Henry Schein, Inc. (a)	92,800	3,809
Medco Health Solutions, Inc. (a)	99,000	4,311
UnitedHealth Group, Inc.	132,248	3,110
		11,230
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	37,800	1,412
Pharmaceuticals - 5.1%
Abbott Laboratories	129,400	5,415
Allergan, Inc.	25,300	1,180
Bristol-Myers Squibb Co.	36,345	698
Johnson & Johnson	92,550	4,846
Merck & Co., Inc.	87,494	2,121
Pfizer, Inc.	545,800	7,292
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	104,200	$ 2,399
Wyeth	70,850	3,004
		26,955
TOTAL HEALTH CARE		69,069
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	17,060	532
Lockheed Martin Corp.	29,668	2,330
United Technologies Corp.	103,620	5,061
		7,923
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	23,100	1,228
FedEx Corp.	12,200	683
		1,911
Airlines - 0.3%
Alaska Air Group, Inc. (a)	34,900	586
Delta Air Lines, Inc. (a)	49,125	303
UAL Corp. (a)	147,900	728
		1,617
Building Products - 0.1%
Masco Corp.	52,600	466
Electrical Equipment - 1.2%
Alstom SA	800	50
Evergreen Solar, Inc. (a)	54,387	132
First Solar, Inc. (a)	5,300	993
Renewable Energy Corp. AS (a)(d)	26,400	238
Rockwell Automation, Inc.	37,800	1,194
Sunpower Corp. Class B (a)	40,242	1,021
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	58,100	867
Vestas Wind Systems AS (a)	26,600	1,727
Vestas Wind Systems AS (a)(f)	2,100	139
		6,361
Industrial Conglomerates - 1.4%
3M Co.	58,800	3,387
General Electric Co.	163,245	2,065
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
McDermott International, Inc. (a)	93,000	$ 1,501
Textron, Inc.	56,700	608
		7,561
Machinery - 1.4%
Caterpillar, Inc.	22,000	783
Danaher Corp.	43,100	2,519
Eaton Corp.	11,100	486
Ingersoll-Rand Co. Ltd. Class A	67,200	1,463
Navistar International Corp. (a)	50,400	1,905
		7,156
Professional Services - 0.1%
Manpower, Inc.	16,100	694
Road & Rail - 1.1%
Landstar System, Inc.	66,645	2,373
Union Pacific Corp.	68,100	3,346
		5,719
Trading Companies & Distributors - 0.1%
Fastenal Co.	13,700	526
TOTAL INDUSTRIALS		39,934
INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 4.3%
Cisco Systems, Inc. (a)	417,140	8,059
Comverse Technology, Inc. (a)	175,200	1,253
Corning, Inc.	283,060	4,138
Infinera Corp. (a)	19,700	166
Juniper Networks, Inc. (a)	100,380	2,173
QUALCOMM, Inc.	139,580	5,907
Research In Motion Ltd. (a)	10,052	699
		22,395
Computers & Peripherals - 4.6%
Apple, Inc. (a)	72,800	9,160
Dell, Inc. (a)	174,000	2,022
Hewlett-Packard Co.	220,195	7,923
International Business Machines Corp.	42,200	4,355
SanDisk Corp. (a)	38,400	604
		24,064
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.6%
eBay, Inc. (a)	53,053	$ 874
Google, Inc. Class A (sub. vtg.) (a)	26,905	10,654
Move, Inc. (a)	514,046	1,054
Yahoo!, Inc. (a)	78,010	1,115
		13,697
IT Services - 1.0%
Paychex, Inc.	58,080	1,569
The Western Union Co.	51,100	856
Visa, Inc.	42,900	2,787
		5,212
Semiconductors & Semiconductor Equipment - 6.3%
Applied Materials, Inc.	1,095,400	13,375
ARM Holdings PLC sponsored ADR	249,900	1,327
ASML Holding NV (NY Shares)	61,700	1,305
Broadcom Corp. Class A (a)	31,000	719
Intel Corp.	308,000	4,860
KLA-Tencor Corp.	23,100	641
Lam Research Corp. (a)	127,200	3,546
MEMC Electronic Materials, Inc. (a)	101,300	1,641
Micron Technology, Inc. (a)	168,300	821
NVIDIA Corp. (a)	51,800	595
Samsung Electronics Co. Ltd.	640	296
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	195,300	2,064
Texas Instruments, Inc.	107,300	1,938
		33,128
Software - 4.9%
Adobe Systems, Inc. (a)	53,300	1,458
Autonomy Corp. PLC (a)	26,400	554
BMC Software, Inc. (a)	19,000	659
Microsoft Corp.	639,960	12,966
Oracle Corp.	400,250	7,741
Quest Software, Inc. (a)	144,441	2,099
Ubisoft Entertainment SA (a)	25,200	492
		25,969
TOTAL INFORMATION TECHNOLOGY		124,465
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.7%
Chemicals - 2.5%
Airgas, Inc.	41,000	$ 1,768
Albemarle Corp.	61,630	1,653
Ashland, Inc.	39,900	876
Dow Chemical Co.	31,500	504
E.I. du Pont de Nemours & Co.	78,500	2,190
Ecolab, Inc.	39,646	1,528
FMC Corp.	10,576	515
Monsanto Co.	35,300	2,997
Praxair, Inc.	1,200	90
Rockwood Holdings, Inc. (a)	33,700	415
The Mosaic Co.	12,100	489
		13,025
Containers & Packaging - 0.1%
Crown Holdings, Inc. (a)	32,900	725
Metals & Mining - 1.1%
ArcelorMittal SA (NY Shares) Class A	22,900	540
Barrick Gold Corp.	74,400	2,154
Freeport-McMoRan Copper & Gold, Inc. Class B	40,100	1,710
Nucor Corp.	34,900	1,420
		5,824
TOTAL MATERIALS		19,574
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	38,268	980
Verizon Communications, Inc.	203,900	6,186
		7,166
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	75,214	2,389
Sprint Nextel Corp. (a)	377,000	1,644
		4,033
TOTAL TELECOMMUNICATION SERVICES		11,199
UTILITIES - 0.9%
Electric Utilities - 0.9%
Exelon Corp.	85,800	3,958
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	8,600	$ 352
Northeast Utilities	23,300	490
		4,800
TOTAL COMMON STOCKS (Cost $517,583)		500,042
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Commercial Banks - 0.0%
East West Bancorp, Inc. Series A, 8.00% (Cost $800)	800	355
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.21% 5/21/09 to 5/28/09 (e) (Cost $1,100)	$ 1,100	1,100
Money Market Funds - 5.8%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	28,026,876	28,027
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	2,441,599	2,442
TOTAL MONEY MARKET FUNDS (Cost $30,469)		30,469
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $549,952)		531,966
NET OTHER ASSETS - (1.2)%		(6,566)
NET ASSETS - 100%		$ 525,400
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
157 CME E-mini S&P 500 Index Contracts	June 2009	$ 6,830	$ 906

The face value of futures purchased as a percentage of net assets - 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,100,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $139,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 98
Fidelity Securities Lending Cash Central Fund	123
Total	$ 221
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 531,966	$ 526,728	$ 5,238	$ -
Other Financial Instruments*	$ 906	$ 906	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $127,420,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,372) - See accompanying schedule: Unaffiliated issuers (cost $519,483)	$ 501,497
Fidelity Central Funds (cost $30,469)	30,469
Total Investments (cost $549,952)		$ 531,966
Cash		279
Receivable for investments sold		8,640
Receivable for fund shares sold		157
Dividends receivable		601
Distributions receivable from Fidelity Central Funds		84
Receivable for daily variation on futures contracts		15
Prepaid expenses		6
Other receivables		2
Total assets		541,750

Liabilities
Payable for investments purchased	$ 13,260
Payable for fund shares redeemed	247
Accrued management fee	227
Other affiliated payables	142
Other payables and accrued expenses	32
Collateral on securities loaned, at value	2,442
Total liabilities		16,350

Net Assets		$ 525,400
Net Assets consist of:
Paid in capital		$ 857,310
Undistributed net investment income		1,779
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(316,608)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(17,081)
Net Assets		$ 525,400

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Stock Selector: Net Asset Value, offering price and redemption price per share ($501,981 ÷ 29,318 shares)	$ 17.12

Class K: Net Asset Value, offering price and redemption price per share ($23,419 ÷ 1,368 shares)	$ 17.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 5,122
Interest		5
Income from Fidelity Central Funds		221
Total income		5,348

Expenses
Management fee Basic fee	$ 1,498
Performance adjustment	(184)
Transfer agent fees	770
Accounting and security lending fees	101
Custodian fees and expenses	25
Independent trustees' compensation	2
Registration fees	33
Audit	31
Legal	2
Miscellaneous	6
Total expenses before reductions	2,284
Expense reductions	(6)	2,278
Net investment income (loss)		3,070
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(156,352)
Foreign currency transactions	1
Futures contracts	(3,290)
Total net realized gain (loss)		(159,641)
Change in net unrealized appreciation (depreciation) on: Investment securities	94,914
Futures contracts	2,082
Total change in net unrealized appreciation (depreciation)		96,996
Net gain (loss)		(62,645)
Net increase (decrease) in net assets resulting from operations		$ (59,575)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,070	$ 7,648
Net realized gain (loss)	(159,641)	(152,364)
Change in net unrealized appreciation (depreciation)	96,996	(302,068)
Net increase (decrease) in net assets resulting from operations	(59,575)	(446,784)
Distributions to shareholders from net investment income	(7,570)	(4,996)
Distributions to shareholders from net realized gain	-	(46,217)
Total distributions	(7,570)	(51,213)
Share transactions - net increase (decrease)	(141,180)	226,652
Total increase (decrease) in net assets	(208,325)	(271,345)

Net Assets
Beginning of period	733,725	1,005,070
End of period (including undistributed net investment income of $1,779 and undistributed net investment income of $6,281, respectively)	$ 525,400	$ 733,725

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 18.79	$ 32.37	$ 27.24	$ 23.74	$ 21.41	$ 19.96
Income from Investment Operations
Net investment income (loss) D	.09	.20	.19	.16	.25 G	.10
Net realized and unrealized gain (loss)	(1.54)	(12.14)	5.10	3.46	2.33	1.47
Total from investment operations	(1.45)	(11.94)	5.29	3.62	2.58	1.57
Distributions from net investment income	(.22)	(.16)	(.13)	(.12)	(.25)	(.12)
Distributions from net realized gain	-	(1.48)	(.03)	-	-	-
Total distributions	(.22)	(1.64)	(.16)	(.12)	(.25)	(.12)
Net asset value, end of period	$ 17.12	$ 18.79	$ 32.37	$ 27.24	$ 23.74	$ 21.41
Total Return B, C	(7.66)%	(38.78)%	19.52%	15.29%	12.12%	7.91%
Ratios to Average Net Assets E, H
Expenses before reductions	.88% A	.93%	.87%	.88%	.84%	.85%
Expenses net of fee waivers, if any	.88% A	.93%	.87%	.88%	.84%	.85%
Expenses net of all reductions	.88% A	.93%	.87%	.87%	.79%	.81%
Net investment income (loss)	1.15% A	.77%	.64%	.61%	1.11% G	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 502	$ 698	$ 1,005	$ 853	$ 770	$ 777
Portfolio turnover rate F	137% A	121%	91%	109%	136%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend the ratio of net investment income (loss) to average net assets would have been .49%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 18.81	$ 27.80
Income from Investment Operations
Net investment income (loss) D	.11	.06
Net realized and unrealized gain (loss)	(1.54)	(9.05)
Total from investment operations	(1.43)	(8.99)
Distributions from net investment income	(.26)	-
Net asset value, end of period	$ 17.12	$ 18.81
Total Return B, C	(7.56)%	(32.34)%
Ratios to Average Net Assets E, H
Expenses before reductions	.63% A	.79% A
Expenses net of fee waivers, if any	.63% A	.79% A
Expenses net of all reductions	.63% A	.78% A
Net investment income (loss)	1.40% A	.63% A
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 35
Portfolio turnover rate F	137% A	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Stock Selector (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Stock Selector and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Stock Selector and Class K to eligible shareholders of Stock Selector. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discounts, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 36,849
Unrealized depreciation	(88,359)
Net unrealized appreciation (depreciation)	$ (51,510)
Cost for federal income tax purposes	$ 583,476

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $356,921 and $489,542, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Stock Selector as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Stock Selector. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Stock Selector	$ 762.31
Class K	8.06
	$ 770

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $123.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Stock Selector's operating expenses. During the period, this reimbursement reduced the class' expenses by $4.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Stock Selector	$ 7,152	$ 4,996
Class K	418	-
Total	$ 7,570	$ 4,996
From net realized gain
Stock Selector	$ -	$ 46,217

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Stock Selector
Shares sold	1,760	14,653	$ 28,557	$ 387,105
Conversion to Class K	(155)	(1,889)	(2,474)	(46,383)
Reinvestment of distributions	414	1,639	6,843	49,243
Shares redeemed	(9,864)	(8,287)	(166,578)	(209,646)
Net increase (decrease)	(7,845)	6,116	$ (133,652)	$ 180,319
Class K
Shares sold	384	68	$ 6,213	$ 1,398
Conversion from Stock Selector	155	1,888	2,474	46,383
Reinvestment of distributions	25	-	418	-
Shares redeemed	(1,080)	(72)	(16,633)	(1,448)
Net increase (decrease)	(516)	1,884	$ (7,528)	$ 46,333

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

FSS-K-USAN-0609
1.863294.100

Fidelity®
Value
Fund

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Value	.55%
Actual		$ 1,000.00	$ 961.60	$ 2.68
Hypothetical A		$ 1,000.00	$ 1,022.07	$ 2.76
Class K	.29%
Actual		$ 1,000.00	$ 962.80	$ 1.41
Hypothetical A		$ 1,000.00	$ 1,023.36	$ 1.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Avnet, Inc.	1.4	1.0
Arrow Electronics, Inc.	1.3	0.9
The Stanley Works	1.2	0.9
JPMorgan Chase & Co.	1.1	1.3
National Semiconductor Corp.	1.0	1.0
The Goodyear Tire & Rubber Co.	1.0	0.5
Williams-Sonoma, Inc.	1.0	0.5
The Western Union Co.	1.0	0.8
Xerox Corp.	0.9	1.1
Brinker International, Inc.	0.9	0.4
	10.8
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.7	21.1
Information Technology	17.7	15.6
Financials	16.9	20.0
Industrials	13.4	12.5
Materials	6.7	3.5
Asset Allocation (% of fund's net assets)
As of April 30, 2009 *		As of October 31, 2008 **
	Stocks and Investment Companies 96.8%		Stocks and Investment Companies 97.8%
	Convertible Securities 2.4%		Convertible Securities 1.1%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	11.1%	** Foreign investments	9.0%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.5%
Auto Components - 1.4%
Gentex Corp.	803,160	$ 10,738
Johnson Controls, Inc.	813,677	15,468
The Goodyear Tire & Rubber Co. (a)	6,262,009	68,819
		95,025
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW)	104,781	3,595
Fiat SpA	473,400	4,627
Harley-Davidson, Inc. (e)	162,278	3,596
Renault SA	377,745	12,109
Thor Industries, Inc.	401,767	9,237
Winnebago Industries, Inc. (f)	2,571,751	22,657
		55,821
Diversified Consumer Services - 1.2%
Brinks Home Security Holdings, Inc. (a)	35,817	952
DeVry, Inc.	88,400	3,762
H&R Block, Inc.	3,439,100	52,068
Regis Corp.	756,800	14,485
Service Corp. International	1,374,200	6,225
		77,492
Hotels, Restaurants & Leisure - 4.5%
Brinker International, Inc.	3,440,500	60,966
Burger King Holdings, Inc.	1,023,410	16,723
Carnival Corp. unit	1,978,100	53,171
Penn National Gaming, Inc. (a)	1,534,158	52,192
Royal Caribbean Cruises Ltd. (e)	3,045,020	44,853
Starwood Hotels & Resorts Worldwide, Inc.	914,036	19,067
Vail Resorts, Inc. (a)(e)	378,100	11,041
WMS Industries, Inc. (a)	966,993	31,050
Wyndham Worldwide Corp.	1,284,604	15,004
		304,067
Household Durables - 6.4%
Black & Decker Corp.	1,303,936	52,549
Centex Corp.	3,613,400	39,531
Ethan Allen Interiors, Inc. (e)(f)	2,820,354	37,934
Jarden Corp. (a)	1,512,160	30,394
KB Home	773,900	13,984
La-Z-Boy, Inc.	1,080,700	2,875
Leggett & Platt, Inc.	3,390,850	48,693
Newell Rubbermaid, Inc.	1,940,269	20,276
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Homes, Inc.	2,167,800	$ 24,951
Sealy Corp., Inc. (a)	2,422,444	8,575
Tempur-Pedic International, Inc.	1,528,900	19,662
The Stanley Works	2,045,900	77,806
Whirlpool Corp.	1,153,600	52,097
		429,327
Leisure Equipment & Products - 0.6%
Brunswick Corp.	3,662,208	21,900
Eastman Kodak Co. (e)	4,555,000	13,893
Pool Corp. (e)	448,698	8,014
		43,807
Media - 2.5%
Cinemark Holdings, Inc.	44,382	395
Comcast Corp. Class A (special) (non-vtg.)	891,000	13,080
Discovery Communications, Inc. Class C (a)	1,719,786	30,131
Interpublic Group of Companies, Inc. (a)	215,200	1,347
Lamar Advertising Co. Class A (a)(e)	920,801	15,562
Live Nation, Inc. (a)	1,202,862	4,703
Omnicom Group, Inc.	569,334	17,917
Regal Entertainment Group Class A	1,387,132	18,116
Scripps Networks Interactive, Inc. Class A	893,766	24,525
Virgin Media, Inc.	3,781,458	29,193
WPP PLC	1,569,200	10,732
		165,701
Multiline Retail - 0.6%
Macy's, Inc.	1,533,280	20,975
Nordstrom, Inc. (e)	831,013	18,806
		39,781
Specialty Retail - 4.9%
Advance Auto Parts, Inc.	613,100	26,823
AnnTaylor Stores Corp. (a)	1,712,740	12,657
Asbury Automotive Group, Inc.	1,540,833	14,900
AutoNation, Inc. (a)	323,900	5,736
AutoZone, Inc. (a)	27,697	4,609
Best Buy Co., Inc.	177,500	6,812
Collective Brands, Inc. (a)	215,200	3,125
Gap, Inc.	670,200	10,415
Group 1 Automotive, Inc. (e)(f)	1,549,900	33,013
Limited Brands, Inc.	1,042,919	11,910
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
OfficeMax, Inc. (f)	4,518,960	$ 33,666
PetSmart, Inc.	1,539,033	35,213
Sherwin-Williams Co.	269,200	15,247
Staples, Inc.	2,280,933	47,033
Talbots, Inc. (e)	923,849	2,180
Williams-Sonoma, Inc. (e)	4,762,449	66,674
		330,013
Textiles, Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc.	4,072,400	19,303
VF Corp.	324,700	19,245
		38,548
TOTAL CONSUMER DISCRETIONARY		1,579,582
CONSUMER STAPLES - 4.2%
Beverages - 0.9%
Anheuser-Busch InBev NV	763,020	23,352
Carlsberg AS:
Series A	178,400	8,571
Series B	165,300	7,947
Coca-Cola Enterprises, Inc.	1,208,500	20,617
		60,487
Food & Staples Retailing - 1.5%
Safeway, Inc.	413,700	8,171
SUPERVALU, Inc.	1,589,600	25,990
Sysco Corp.	2,346,800	54,751
Winn-Dixie Stores, Inc. (a)	878,456	10,067
		98,979
Food Products - 0.6%
Cermaq ASA	854,500	5,150
Marine Harvest ASA (a)	36,992,000	16,666
Tyson Foods, Inc. Class A	1,938,274	20,429
		42,245
Household Products - 0.3%
Energizer Holdings, Inc. (a)	383,826	21,993
Personal Products - 0.8%
Avon Products, Inc.	2,163,600	49,244
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.1%
Lorillard, Inc.	118,300	$ 7,468
TOTAL CONSUMER STAPLES		280,416
ENERGY - 6.6%
Energy Equipment & Services - 2.3%
BJ Services Co.	1,375,287	19,103
ENSCO International, Inc.	204,900	5,795
Nabors Industries Ltd. (a)	970,440	14,760
National Oilwell Varco, Inc. (a)	953,339	28,867
Noble Corp.	194,613	5,319
Patterson-UTI Energy, Inc.	1,413,700	17,968
Pride International, Inc. (a)	469,500	10,658
Smith International, Inc.	775,200	20,039
Weatherford International Ltd. (a)	1,812,796	30,147
		152,656
Oil, Gas & Consumable Fuels - 4.3%
Cabot Oil & Gas Corp.	960,900	29,010
Canadian Natural Resources Ltd.	506,100	23,332
Chesapeake Energy Corp.	570,700	11,248
Cimarex Energy Co.	161,400	4,342
EOG Resources, Inc.	569,900	36,177
EXCO Resources, Inc. (a)	1,545,000	18,200
Hess Corp.	538,700	29,515
Marathon Oil Corp.	150,600	4,473
Petrohawk Energy Corp. (a)	1,219,900	28,790
Plains Exploration & Production Co. (a)	290,100	5,474
Range Resources Corp.	316,800	12,662
Southwestern Energy Co. (a)	643,200	23,065
Suncor Energy, Inc.	1,162,100	29,246
Ultra Petroleum Corp. (a)	874,155	37,414
		292,948
TOTAL ENERGY		445,604
FINANCIALS - 16.0%
Capital Markets - 1.5%
Ameriprise Financial, Inc.	525,858	13,856
Bank of New York Mellon Corp.	1,798,627	45,829
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	303,000	$ 11,672
TD Ameritrade Holding Corp. (a)	1,738,750	27,664
		99,021
Commercial Banks - 3.6%
Associated Banc-Corp.	1,056,358	16,342
Boston Private Financial Holdings, Inc.	885,626	4,083
CapitalSource, Inc.	2,786,347	8,610
Comerica, Inc.	979,100	20,542
KeyCorp	4,386,468	26,977
M&T Bank Corp. (e)	150,405	7,889
PNC Financial Services Group, Inc.	1,133,804	45,012
Susquehanna Bancshares, Inc., Pennsylvania	291,388	2,349
TCF Financial Corp. (e)	1,228,100	17,083
U.S. Bancorp, Delaware	1,313,900	23,939
Wells Fargo & Co.	2,056,531	41,151
Zions Bancorp (e)	2,308,960	25,237
		239,214
Consumer Finance - 1.3%
American Express Co.	1,149,400	28,988
Capital One Financial Corp.	2,336,900	39,120
Discover Financial Services	2,449,203	19,912
		88,020
Diversified Financial Services - 1.6%
Bank of America Corp.	3,434,160	30,667
Gimv NV	10,800	539
JPMorgan Chase & Co.	2,283,600	75,359
		106,565
Insurance - 3.0%
Everest Re Group Ltd.	241,545	18,029
Lincoln National Corp.	733,600	8,246
Loews Corp.	1,346,154	33,506
Marsh & McLennan Companies, Inc.	2,643,051	55,742
MetLife, Inc.	381,300	11,344
PartnerRe Ltd.	330,800	22,557
Transatlantic Holdings, Inc.	115,500	4,381
Unum Group	1,191,713	19,473
Willis Group Holdings Ltd.	1,038,100	28,558
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
XL Capital Ltd. Class A	215,200	$ 2,047
Zenith National Insurance Corp.	8,000	182
		204,065
Real Estate Investment Trusts - 4.0%
Alexandria Real Estate Equities, Inc. (e)	531,800	19,400
Camden Property Trust (SBI)	648,047	17,582
Digital Realty Trust, Inc. (e)	597,092	21,501
Duke Realty LP	894,500	8,739
HCP, Inc.	1,581,400	34,712
Highwoods Properties, Inc. (SBI)	1,035,100	24,832
Host Hotels & Resorts, Inc.	1,405,000	10,804
Kimco Realty Corp.	230,140	2,766
ProLogis Trust	3,610,883	32,895
SL Green Realty Corp.	342,400	6,047
Tanger Factory Outlet Centers, Inc.	397,090	13,231
The Macerich Co. (e)	1,403,000	24,595
Vornado Realty Trust	970,252	47,436
Weingarten Realty Investors (SBI) (e)	391,200	6,079
		270,619
Real Estate Management & Development - 0.6%
Brookfield Properties Corp.	1,648,400	12,314
CB Richard Ellis Group, Inc. Class A (a)	3,984,923	29,887
		42,201
Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc. (e)	2,596,700	29,369
TOTAL FINANCIALS		1,079,074
HEALTH CARE - 3.2%
Health Care Equipment & Supplies - 0.2%
Cooper Companies, Inc.	343,448	9,874
Orthofix International NV (a)	156,308	2,665
		12,539
Health Care Providers & Services - 2.1%
Brookdale Senior Living, Inc.	1,615,648	16,657
Community Health Systems, Inc. (a)	394,825	9,018
Emeritus Corp. (a)	683,926	6,183
HealthSouth Corp. (a)(e)	1,140,611	10,688
Henry Schein, Inc. (a)	680,056	27,909
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	500,100	$ 18,504
Universal Health Services, Inc. Class B	698,168	35,188
VCA Antech, Inc. (a)	632,700	15,830
		139,977
Health Care Technology - 0.4%
IMS Health, Inc.	2,335,531	29,334
Pharmaceuticals - 0.5%
Cadence Pharmaceuticals, Inc. (a)	430,359	4,355
King Pharmaceuticals, Inc. (a)	2,044,300	16,109
Sepracor, Inc. (a)	467,900	6,649
Teva Pharmaceutical Industries Ltd. sponsored ADR	125,822	5,522
		32,635
TOTAL HEALTH CARE		214,485
INDUSTRIALS - 13.3%
Aerospace & Defense - 0.6%
Heico Corp. Class A	719,872	17,961
Honeywell International, Inc.	700,200	21,853
		39,814
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	1,006,800	52,696
Airlines - 0.2%
Delta Air Lines, Inc. (a)	1,833,600	11,313
Building Products - 1.4%
Masco Corp.	5,462,100	48,394
Owens Corning (a)	2,442,985	43,729
		92,123
Commercial Services & Supplies - 1.9%
ACCO Brands Corp. (a)(f)	2,968,856	6,205
Cintas Corp.	518,400	13,302
Clean Harbors, Inc. (a)	160,758	8,054
Consolidated Graphics, Inc. (a)(f)	808,914	15,709
R.R. Donnelley & Sons Co.	2,958,234	34,463
Republic Services, Inc.	2,521,007	52,941
		130,674
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.4%
Dycom Industries, Inc. (a)(f)	2,696,000	$ 22,700
URS Corp. (a)	184,307	8,121
		30,821
Electrical Equipment - 0.7%
Acuity Brands, Inc.	301,200	8,656
Cooper Industries Ltd. Class A	590,699	19,369
Regal-Beloit Corp.	204,953	8,327
Sunpower Corp. Class B (a)	510,000	12,934
		49,286
Machinery - 3.7%
Albany International Corp. Class A	1,246,085	11,564
Briggs & Stratton Corp. (e)	1,250,305	18,605
Crane Co.	40,100	926
Cummins, Inc.	968,485	32,928
Deere & Co.	530,300	21,880
Eaton Corp.	512,450	22,445
Harsco Corp.	64,200	1,769
Illinois Tool Works, Inc.	1,546,100	50,712
Ingersoll-Rand Co. Ltd. Class A	712,400	15,509
Navistar International Corp. (a)	796,600	30,111
Oshkosh Co.	160,550	1,541
Pentair, Inc.	1,461,900	38,945
		246,935
Marine - 0.0%
Alexander & Baldwin, Inc.	114,100	3,040
Professional Services - 1.4%
Experian PLC	1,510,228	9,941
IHS, Inc. Class A (a)	639,400	26,446
Manpower, Inc.	744,872	32,097
Monster Worldwide, Inc. (a)	1,706,419	23,549
		92,033
Road & Rail - 1.7%
Canadian National Railway Co.	600,200	24,265
Con-way, Inc. (f)	2,415,600	59,859
Ryder System, Inc.	1,126,188	31,184
		115,308
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	253,400	$ 21,255
WESCO International, Inc. (a)	278,800	7,249
		28,504
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	1,623,694	4,027
TOTAL INDUSTRIALS		896,574
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 0.8%
Corning, Inc.	1,816,800	26,562
Motorola, Inc.	5,345,200	29,559
		56,121
Computers & Peripherals - 1.4%
Gemalto NV (a)	295,400	9,299
NCR Corp. (a)	2,955,920	30,003
NetApp, Inc. (a)	2,380,615	43,565
Seagate Technology	914,100	7,459
		90,326
Electronic Equipment & Components - 5.2%
Agilent Technologies, Inc. (a)	3,257,251	59,477
Arrow Electronics, Inc. (a)	3,857,860	87,728
Avnet, Inc. (a)	4,250,404	93,035
Flextronics International Ltd. (a)	10,787,600	41,856
Itron, Inc. (a)	341,897	15,727
Tyco Electronics Ltd.	2,899,167	50,561
		348,384
Internet Software & Services - 1.1%
eBay, Inc. (a)	321,141	5,289
VeriSign, Inc. (a)	1,709,361	35,179
Yahoo!, Inc. (a)	2,258,400	32,273
		72,741
IT Services - 2.2%
Accenture Ltd. Class A	843,100	24,812
Lender Processing Services, Inc.	1,168,555	33,491
The Western Union Co.	3,876,000	64,923
Visa, Inc.	261,600	16,994
Wright Express Corp. (a)	241,099	5,516
		145,736
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.9%
Xerox Corp.	10,037,110	$ 61,327
Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc.	4,255,000	51,954
ASML Holding NV (NY Shares)	2,475,766	52,362
Fairchild Semiconductor International, Inc. (a)(f)	8,509,669	52,420
International Rectifier Corp. (a)	98,200	1,658
KLA-Tencor Corp.	322,800	8,954
Lam Research Corp. (a)	241,700	6,739
Maxim Integrated Products, Inc.	1,853,700	25,118
Micron Technology, Inc. (a)	4,219,183	20,590
MKS Instruments, Inc. (a)	1,117,970	17,496
National Semiconductor Corp.	5,565,200	68,842
Standard Microsystems Corp. (a)	887,232	14,071
Varian Semiconductor Equipment Associates, Inc. (a)	960,630	24,583
		344,787
Software - 1.0%
BMC Software, Inc. (a)	107,600	3,730
CA, Inc.	1,476,579	25,471
Electronic Arts, Inc. (a)	1,632,506	33,221
Misys PLC	3,778,318	7,709
		70,131
TOTAL INFORMATION TECHNOLOGY		1,189,553
MATERIALS - 6.5%
Chemicals - 2.8%
Albemarle Corp.	1,723,751	46,231
Arkema sponsored ADR	608,007	14,075
Ashland, Inc.	506,000	11,112
Celanese Corp. Class A	746,500	15,557
Cytec Industries, Inc.	410,800	8,158
FMC Corp.	453,152	22,082
H.B. Fuller Co.	1,289,172	22,767
Lubrizol Corp.	644,000	27,834
Solutia, Inc. (a)	1,519,669	5,714
W.R. Grace & Co. (a)	1,305,345	11,526
		185,056
Construction Materials - 0.2%
Vulcan Materials Co. (e)	287,380	13,665
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 1.7%
Ball Corp.	992,090	$ 37,422
Owens-Illinois, Inc. (a)	2,140,054	52,196
Rock-Tenn Co. Class A	653,811	24,688
		114,306
Metals & Mining - 1.7%
Alcoa, Inc.	1,655,140	15,012
Barrick Gold Corp.	457,700	13,252
Commercial Metals Co.	1,350,342	20,093
Eldorado Gold Corp. (a)	557,000	4,425
Goldcorp, Inc.	128,400	3,510
Lihir Gold Ltd. (a)	4,060,167	8,856
Newcrest Mining Ltd.	627,876	13,668
Newmont Mining Corp.	478,186	19,242
Randgold Resources Ltd. sponsored ADR	357,866	17,321
		115,379
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	236,700	8,346
TOTAL MATERIALS		436,752
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
Qwest Communications International, Inc. (e)	12,341,484	48,008
Telefonica SA	105,500	1,998
		50,006
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	4,966,800	21,655
TOTAL TELECOMMUNICATION SERVICES		71,661
UTILITIES - 4.5%
Electric Utilities - 3.2%
Allegheny Energy, Inc.	1,635,787	42,400
American Electric Power Co., Inc.	557,449	14,706
Edison International	370,400	10,560
Entergy Corp.	816,960	52,914
Exelon Corp.	901,250	41,575
FirstEnergy Corp.	769,000	31,452
PPL Corp.	676,532	20,235
		213,842
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	4,044,900	$ 28,597
Dynegy, Inc. Class A (a)	2,474,113	4,404
NRG Energy, Inc. (a)	959,466	17,251
		50,252
Multi-Utilities - 0.5%
Sempra Energy	797,927	36,721
TOTAL UTILITIES		300,815
TOTAL COMMON STOCKS (Cost $10,922,531)		6,494,516
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
Johnson Controls, Inc. 11.50%	73,100	7,039
FINANCIALS - 0.7%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	293,600	6,399
Commercial Banks - 0.4%
Fifth Third Bancorp 8.50%	122,100	7,040
Huntington Bancshares, Inc. 8.50%	32,900	16,779
KeyCorp Series A, 7.75%	30,500	1,998
UCBH Holdings, Inc. Series B, 8.50%	5,400	1,632
		27,449
Diversified Financial Services - 0.2%
CIT Group, Inc. Series C, 8.75%	615,800	9,373
TOTAL FINANCIALS		43,221
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	11,100	9,366
TOTAL CONVERTIBLE PREFERRED STOCKS		59,626
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Fiat SpA	783,751	$ 4,494
TOTAL PREFERRED STOCKS (Cost $116,020)		64,120
Investment Companies - 0.1%

Ares Capital Corp. (Cost $26,094)	1,436,898	8,435
Convertible Bonds - 1.5%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
BorgWarner, Inc. 3.5% 4/15/12	$ 3,300	3,792
Johnson Controls, Inc. 6.5% 9/30/12	7,310	13,152
		16,944
Automobiles - 0.7%
Ford Motor Co. 4.25% 12/15/36	55,760	43,448
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	1,600	2,227
Household Durables - 0.0%
Newell Rubbermaid, Inc. 5.5% 3/15/14	1,810	2,639
TOTAL CONSUMER DISCRETIONARY		65,258
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
Digital Realty Trust LP 5.5% 4/15/29 (g)	4,890	4,780
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (d)(g)	19,609	4,853
TOTAL FINANCIALS		9,633
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Sunpower Corp. 4.75% 4/15/14	4,210	4,956
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	$ 2,650	$ 2,873
TOTAL INDUSTRIALS		7,829
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 4.25% 10/15/13	2,420	2,819
MATERIALS - 0.2%
Metals & Mining - 0.2%
Alcoa, Inc. 5.25% 3/15/14	4,020	6,342
Newmont Mining Corp. 3% 2/15/12	3,650	4,339
United States Steel Corp. 4% 5/15/14	4,890	5,220
		15,901
TOTAL CONVERTIBLE BONDS (Cost $83,941)		101,440
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	37,833,368	37,833
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	155,004,197	155,004
TOTAL MONEY MARKET FUNDS (Cost $192,837)		192,837
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $11,341,423)		6,861,348
NET OTHER ASSETS - (2.1)%		(140,519)
NET ASSETS - 100%		$ 6,720,829
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,633,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 204
Fidelity Securities Lending Cash Central Fund	3,000
Total	$ 3,204
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 12,722	$ -	$ 2,536	$ -	$ 6,205
Arrow Electronics, Inc.	104,931	-	39,921	-	-
Asbury Automotive Group, Inc.	6,738	-	3,088	-	-
Briggs & Stratton Corp.	41,034	-	21,883	941	-
Brunswick Corp.	19,311	-	7,584	278	-
Con-way, Inc.	92,865	-	7,778	514	59,859
Consolidated Graphics, Inc.	10,524	-	-	-	15,709
Dycom Industries, Inc.	36,380	-	9,780	-	22,700
Ethan Allen Interiors, Inc.	50,456	-	-	987	37,934
Fairchild Semiconductor International, Inc.	73,451	-	18,296	-	52,420
Group 1 Automotive, Inc.	15,576	-	-	78	33,013
Liz Claiborne, Inc.	50,436	-	6,467	348	-
Macquarie Infrastructure Co. LLC	25,044	-	2,036	11	-
OfficeMax, Inc.	36,378	-	-	-	33,666
Pier 1 Imports, Inc.	7,356	-	1,589	-	-
Standard Microsystems Corp.	24,282	-	8,235	-	-
Williams-Sonoma, Inc.	59,923	-	26,685	1,341	-
Winnebago Industries, Inc.	17,252	-	1,920	-	22,657
Total	$ 684,659	$ -	$ 157,798	$ 4,498	$ 284,163
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,861,348	$ 6,592,330	$ 269,018	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.9%
Bermuda	2.7%
Canada	2.1%
Others (individually less than 1%)	6.3%
100.0%
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $155,175,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $151,509) - See accompanying schedule: Unaffiliated issuers (cost $10,348,898)	$ 6,384,349
Fidelity Central Funds (cost $192,837)	192,837
Other affiliated issuers (cost $799,688)	284,162
Total Investments (cost $11,341,423)		$ 6,861,348
Cash		40
Receivable for investments sold		43,442
Receivable for fund shares sold		8,274
Dividends receivable		5,207
Interest receivable		1,026
Distributions receivable from Fidelity Central Funds		270
Prepaid expenses		92
Other receivables		174
Total assets		6,919,873

Liabilities
Payable for investments purchased	$ 33,248
Payable for fund shares redeemed	7,141
Accrued management fee	1,420
Other affiliated payables	2,008
Other payables and accrued expenses	223
Collateral on securities loaned, at value	155,004
Total liabilities		199,044

Net Assets		$ 6,720,829
Net Assets consist of:
Paid in capital		$ 14,546,018
Undistributed net investment income		19,957
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,365,047)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,480,099)
Net Assets		$ 6,720,829

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Value: Net Asset Value, offering price and redemption price per share ($6,426,148 ÷ 153,628 shares)	$ 41.83

Class K: Net Asset Value, offering price and redemption price per share ($294,681 ÷ 7,033 shares)	$ 41.90

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends (including $4,498 earned from other affiliated issuers)		$ 96,336
Interest		1,385
Income from Fidelity Central Funds		3,204
Total income		100,925

Expenses
Management fee Basic fee	$ 22,598
Performance adjustment	(14,435)
Transfer agent fees	12,250
Accounting and security lending fees	667
Custodian fees and expenses	78
Independent trustees' compensation	33
Depreciation in deferred trustee compensation account	(2)
Registration fees	63
Audit	49
Legal	28
Interest	6
Miscellaneous	101
Total expenses before reductions	21,436
Expense reductions	(13)	21,423
Net investment income (loss)		79,502
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,302,246)
Other affiliated issuers	(35,938)
Redemption in-kind with affiliated entities	(1,863,062)
Foreign currency transactions	649
Total net realized gain (loss)		(3,200,597)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,204,704
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		2,204,708
Net gain (loss)		(995,889)
Net increase (decrease) in net assets resulting from operations		$ (916,387)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 79,502	$ 197,739
Net realized gain (loss)	(3,200,597)	(178,109)
Change in net unrealized appreciation (depreciation)	2,204,708	(10,166,976)
Net increase (decrease) in net assets resulting from operations	(916,387)	(10,147,346)
Distributions to shareholders from net investment income	(59,373)	(140,083)
Distributions to shareholders from net realized gain	-	(1,773,556)
Total distributions	(59,373)	(1,913,639)
Share transactions - net increase (decrease)	(3,546,605)	746,104
Total increase (decrease) in net assets	(4,522,365)	(11,314,881)

Net Assets
Beginning of period	11,243,194	22,558,075
End of period (including undistributed net investment income of $19,957 and undistributed net investment income of $168,944, respectively)	$ 6,720,829	$ 11,243,194

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 43.78	$ 89.60	$ 83.82	$ 75.61	$ 68.71	$ 57.91
Income from Investment Operations
Net investment income (loss) D	.37	.75	.64	.61	.43	.24
Net realized and unrealized gain (loss)	(2.08)	(38.92)	11.79	13.17	10.34	10.84
Total from investment operations	(1.71)	(38.17)	12.43	13.78	10.77	11.08
Distributions from net investment income	(.24)	(.56)	(.56)	(.43)	(.16)	(.23)
Distributions from net realized gain	-	(7.09)	(6.09)	(5.14)	(3.71)	(.05)
Total distributions	(.24)	(7.65)	(6.65)	(5.57)	(3.87)	(.28)
Net asset value, end of period	$ 41.83	$ 43.78	$ 89.60	$ 83.82	$ 75.61	$ 68.71
Total Return B, C	(3.84)%	(46.34)%	15.82%	19.01%	16.13%	19.21%
Ratios to Average Net Assets E, G
Expenses before reductions	.55% A	.76%	.70%	.67%	.73%	.95%
Expenses net of fee waivers, if any	.55% A	.76%	.70%	.67%	.73%	.95%
Expenses net of all reductions	.55% A	.76%	.69%	.66%	.72%	.93%
Net investment income (loss)	2.00% A	1.10%	.74%	.76%	.58%	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 6,426	$ 11,066	$ 22,558	$ 17,153	$ 13,040	$ 8,902
Portfolio turnover rate F	42% A	50%	44%	36%	29%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 43.82	$ 72.61
Income from Investment Operations
Net investment income (loss) D	.41	.25
Net realized and unrealized gain (loss)	(2.08)	(29.04)
Total from investment operations	(1.67)	(28.79)
Distributions from net investment income	(.25)	-
Net asset value, end of period	$ 41.90	$ 43.82
Total Return B, C	(3.72)%	(39.65)%
Ratios to Average Net Assets E, H
Expenses before reductions	.29% A	.60% A
Expenses net of fee waivers, if any	.29% A	.60% A
Expenses net of all reductions	.29% A	.60% A
Net investment income (loss)	2.26% A	1.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 295	$ 177
Portfolio turnover rate F	42% A	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Value and Class K to eligible shareholders of Value. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 317,111
Unrealized depreciation	(4,820,650)
Net unrealized appreciation (depreciation)	$ (4,503,539)
Cost for federal income tax purposes	$ 11,364,887

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $1,742,657 and $5,170,604, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Value, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .21% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Value	$ 12,188.32
Class K	62.06
	$ 12,250

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $87 for the period.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,335.42%		$ 6

Redemption in-kind. During the period, 76,773 shares held by affiliated entities were redeemed in kind for cash and securities with a value of $2,880,935. The realized gain (loss) of $(1,863,062) on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations and is not taxable to the Fund.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,000.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,667. The weighted average interest rate was .71%. The interest expense amounted to one hundred and thirty one dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Value's operating expenses. During this period, this reimbursement reduced the class' expenses by $5.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Value	$ 58,273	$ 140,083
Class K	1,100	-
Total	$ 59,373	$ 140,083
From net realized gain
Value	$ -	$ 1,773,556

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008A	Six months ended April 30, 2009	Year ended October 31, 2008A
Value
Shares sold	14,603	55,280	$ 531,772	$ 3,772,797
Conversion to Class K	(3,014)	(4,127)	(107,618)	(218,559)
Reinvestment of distributions	1,539	23,834	56,603	1,855,500
Shares redeemed	(112,247)	(73,997)	(4,135,509)	(4,878,232)
Net increase (decrease)	(99,119)	990	$ (3,654,752)	$ 531,506
Class K
Shares sold	837	77	$ 30,301	$ 3,716
Conversion from Value	3,011	4,125	107,618	218,559
Reinvestment of distributions	30	-	1,100	-
Shares redeemed	(884)	(163)	(30,872)	(7,677)
Net increase (decrease)	2,994	4,039	$ 108,147	$ 214,598

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

VAL-USAN-0609
1.784919.106

Fidelity®
Value
Fund -
Class K

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Value	.55%
Actual		$ 1,000.00	$ 961.60	$ 2.68
Hypothetical A		$ 1,000.00	$ 1,022.07	$ 2.76
Class K	.29%
Actual		$ 1,000.00	$ 962.80	$ 1.41
Hypothetical A		$ 1,000.00	$ 1,023.36	$ 1.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Avnet, Inc.	1.4	1.0
Arrow Electronics, Inc.	1.3	0.9
The Stanley Works	1.2	0.9
JPMorgan Chase & Co.	1.1	1.3
National Semiconductor Corp.	1.0	1.0
The Goodyear Tire & Rubber Co.	1.0	0.5
Williams-Sonoma, Inc.	1.0	0.5
The Western Union Co.	1.0	0.8
Xerox Corp.	0.9	1.1
Brinker International, Inc.	0.9	0.4
	10.8
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.7	21.1
Information Technology	17.7	15.6
Financials	16.9	20.0
Industrials	13.4	12.5
Materials	6.7	3.5
Asset Allocation (% of fund's net assets)
As of April 30, 2009 *		As of October 31, 2008 **
	Stocks and Investment Companies 96.8%		Stocks and Investment Companies 97.8%
	Convertible Securities 2.4%		Convertible Securities 1.1%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	11.1%	** Foreign investments	9.0%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.5%
Auto Components - 1.4%
Gentex Corp.	803,160	$ 10,738
Johnson Controls, Inc.	813,677	15,468
The Goodyear Tire & Rubber Co. (a)	6,262,009	68,819
		95,025
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW)	104,781	3,595
Fiat SpA	473,400	4,627
Harley-Davidson, Inc. (e)	162,278	3,596
Renault SA	377,745	12,109
Thor Industries, Inc.	401,767	9,237
Winnebago Industries, Inc. (f)	2,571,751	22,657
		55,821
Diversified Consumer Services - 1.2%
Brinks Home Security Holdings, Inc. (a)	35,817	952
DeVry, Inc.	88,400	3,762
H&R Block, Inc.	3,439,100	52,068
Regis Corp.	756,800	14,485
Service Corp. International	1,374,200	6,225
		77,492
Hotels, Restaurants & Leisure - 4.5%
Brinker International, Inc.	3,440,500	60,966
Burger King Holdings, Inc.	1,023,410	16,723
Carnival Corp. unit	1,978,100	53,171
Penn National Gaming, Inc. (a)	1,534,158	52,192
Royal Caribbean Cruises Ltd. (e)	3,045,020	44,853
Starwood Hotels & Resorts Worldwide, Inc.	914,036	19,067
Vail Resorts, Inc. (a)(e)	378,100	11,041
WMS Industries, Inc. (a)	966,993	31,050
Wyndham Worldwide Corp.	1,284,604	15,004
		304,067
Household Durables - 6.4%
Black & Decker Corp.	1,303,936	52,549
Centex Corp.	3,613,400	39,531
Ethan Allen Interiors, Inc. (e)(f)	2,820,354	37,934
Jarden Corp. (a)	1,512,160	30,394
KB Home	773,900	13,984
La-Z-Boy, Inc.	1,080,700	2,875
Leggett & Platt, Inc.	3,390,850	48,693
Newell Rubbermaid, Inc.	1,940,269	20,276
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Homes, Inc.	2,167,800	$ 24,951
Sealy Corp., Inc. (a)	2,422,444	8,575
Tempur-Pedic International, Inc.	1,528,900	19,662
The Stanley Works	2,045,900	77,806
Whirlpool Corp.	1,153,600	52,097
		429,327
Leisure Equipment & Products - 0.6%
Brunswick Corp.	3,662,208	21,900
Eastman Kodak Co. (e)	4,555,000	13,893
Pool Corp. (e)	448,698	8,014
		43,807
Media - 2.5%
Cinemark Holdings, Inc.	44,382	395
Comcast Corp. Class A (special) (non-vtg.)	891,000	13,080
Discovery Communications, Inc. Class C (a)	1,719,786	30,131
Interpublic Group of Companies, Inc. (a)	215,200	1,347
Lamar Advertising Co. Class A (a)(e)	920,801	15,562
Live Nation, Inc. (a)	1,202,862	4,703
Omnicom Group, Inc.	569,334	17,917
Regal Entertainment Group Class A	1,387,132	18,116
Scripps Networks Interactive, Inc. Class A	893,766	24,525
Virgin Media, Inc.	3,781,458	29,193
WPP PLC	1,569,200	10,732
		165,701
Multiline Retail - 0.6%
Macy's, Inc.	1,533,280	20,975
Nordstrom, Inc. (e)	831,013	18,806
		39,781
Specialty Retail - 4.9%
Advance Auto Parts, Inc.	613,100	26,823
AnnTaylor Stores Corp. (a)	1,712,740	12,657
Asbury Automotive Group, Inc.	1,540,833	14,900
AutoNation, Inc. (a)	323,900	5,736
AutoZone, Inc. (a)	27,697	4,609
Best Buy Co., Inc.	177,500	6,812
Collective Brands, Inc. (a)	215,200	3,125
Gap, Inc.	670,200	10,415
Group 1 Automotive, Inc. (e)(f)	1,549,900	33,013
Limited Brands, Inc.	1,042,919	11,910
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
OfficeMax, Inc. (f)	4,518,960	$ 33,666
PetSmart, Inc.	1,539,033	35,213
Sherwin-Williams Co.	269,200	15,247
Staples, Inc.	2,280,933	47,033
Talbots, Inc. (e)	923,849	2,180
Williams-Sonoma, Inc. (e)	4,762,449	66,674
		330,013
Textiles, Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc.	4,072,400	19,303
VF Corp.	324,700	19,245
		38,548
TOTAL CONSUMER DISCRETIONARY		1,579,582
CONSUMER STAPLES - 4.2%
Beverages - 0.9%
Anheuser-Busch InBev NV	763,020	23,352
Carlsberg AS:
Series A	178,400	8,571
Series B	165,300	7,947
Coca-Cola Enterprises, Inc.	1,208,500	20,617
		60,487
Food & Staples Retailing - 1.5%
Safeway, Inc.	413,700	8,171
SUPERVALU, Inc.	1,589,600	25,990
Sysco Corp.	2,346,800	54,751
Winn-Dixie Stores, Inc. (a)	878,456	10,067
		98,979
Food Products - 0.6%
Cermaq ASA	854,500	5,150
Marine Harvest ASA (a)	36,992,000	16,666
Tyson Foods, Inc. Class A	1,938,274	20,429
		42,245
Household Products - 0.3%
Energizer Holdings, Inc. (a)	383,826	21,993
Personal Products - 0.8%
Avon Products, Inc.	2,163,600	49,244
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.1%
Lorillard, Inc.	118,300	$ 7,468
TOTAL CONSUMER STAPLES		280,416
ENERGY - 6.6%
Energy Equipment & Services - 2.3%
BJ Services Co.	1,375,287	19,103
ENSCO International, Inc.	204,900	5,795
Nabors Industries Ltd. (a)	970,440	14,760
National Oilwell Varco, Inc. (a)	953,339	28,867
Noble Corp.	194,613	5,319
Patterson-UTI Energy, Inc.	1,413,700	17,968
Pride International, Inc. (a)	469,500	10,658
Smith International, Inc.	775,200	20,039
Weatherford International Ltd. (a)	1,812,796	30,147
		152,656
Oil, Gas & Consumable Fuels - 4.3%
Cabot Oil & Gas Corp.	960,900	29,010
Canadian Natural Resources Ltd.	506,100	23,332
Chesapeake Energy Corp.	570,700	11,248
Cimarex Energy Co.	161,400	4,342
EOG Resources, Inc.	569,900	36,177
EXCO Resources, Inc. (a)	1,545,000	18,200
Hess Corp.	538,700	29,515
Marathon Oil Corp.	150,600	4,473
Petrohawk Energy Corp. (a)	1,219,900	28,790
Plains Exploration & Production Co. (a)	290,100	5,474
Range Resources Corp.	316,800	12,662
Southwestern Energy Co. (a)	643,200	23,065
Suncor Energy, Inc.	1,162,100	29,246
Ultra Petroleum Corp. (a)	874,155	37,414
		292,948
TOTAL ENERGY		445,604
FINANCIALS - 16.0%
Capital Markets - 1.5%
Ameriprise Financial, Inc.	525,858	13,856
Bank of New York Mellon Corp.	1,798,627	45,829
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	303,000	$ 11,672
TD Ameritrade Holding Corp. (a)	1,738,750	27,664
		99,021
Commercial Banks - 3.6%
Associated Banc-Corp.	1,056,358	16,342
Boston Private Financial Holdings, Inc.	885,626	4,083
CapitalSource, Inc.	2,786,347	8,610
Comerica, Inc.	979,100	20,542
KeyCorp	4,386,468	26,977
M&T Bank Corp. (e)	150,405	7,889
PNC Financial Services Group, Inc.	1,133,804	45,012
Susquehanna Bancshares, Inc., Pennsylvania	291,388	2,349
TCF Financial Corp. (e)	1,228,100	17,083
U.S. Bancorp, Delaware	1,313,900	23,939
Wells Fargo & Co.	2,056,531	41,151
Zions Bancorp (e)	2,308,960	25,237
		239,214
Consumer Finance - 1.3%
American Express Co.	1,149,400	28,988
Capital One Financial Corp.	2,336,900	39,120
Discover Financial Services	2,449,203	19,912
		88,020
Diversified Financial Services - 1.6%
Bank of America Corp.	3,434,160	30,667
Gimv NV	10,800	539
JPMorgan Chase & Co.	2,283,600	75,359
		106,565
Insurance - 3.0%
Everest Re Group Ltd.	241,545	18,029
Lincoln National Corp.	733,600	8,246
Loews Corp.	1,346,154	33,506
Marsh & McLennan Companies, Inc.	2,643,051	55,742
MetLife, Inc.	381,300	11,344
PartnerRe Ltd.	330,800	22,557
Transatlantic Holdings, Inc.	115,500	4,381
Unum Group	1,191,713	19,473
Willis Group Holdings Ltd.	1,038,100	28,558
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
XL Capital Ltd. Class A	215,200	$ 2,047
Zenith National Insurance Corp.	8,000	182
		204,065
Real Estate Investment Trusts - 4.0%
Alexandria Real Estate Equities, Inc. (e)	531,800	19,400
Camden Property Trust (SBI)	648,047	17,582
Digital Realty Trust, Inc. (e)	597,092	21,501
Duke Realty LP	894,500	8,739
HCP, Inc.	1,581,400	34,712
Highwoods Properties, Inc. (SBI)	1,035,100	24,832
Host Hotels & Resorts, Inc.	1,405,000	10,804
Kimco Realty Corp.	230,140	2,766
ProLogis Trust	3,610,883	32,895
SL Green Realty Corp.	342,400	6,047
Tanger Factory Outlet Centers, Inc.	397,090	13,231
The Macerich Co. (e)	1,403,000	24,595
Vornado Realty Trust	970,252	47,436
Weingarten Realty Investors (SBI) (e)	391,200	6,079
		270,619
Real Estate Management & Development - 0.6%
Brookfield Properties Corp.	1,648,400	12,314
CB Richard Ellis Group, Inc. Class A (a)	3,984,923	29,887
		42,201
Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc. (e)	2,596,700	29,369
TOTAL FINANCIALS		1,079,074
HEALTH CARE - 3.2%
Health Care Equipment & Supplies - 0.2%
Cooper Companies, Inc.	343,448	9,874
Orthofix International NV (a)	156,308	2,665
		12,539
Health Care Providers & Services - 2.1%
Brookdale Senior Living, Inc.	1,615,648	16,657
Community Health Systems, Inc. (a)	394,825	9,018
Emeritus Corp. (a)	683,926	6,183
HealthSouth Corp. (a)(e)	1,140,611	10,688
Henry Schein, Inc. (a)	680,056	27,909
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	500,100	$ 18,504
Universal Health Services, Inc. Class B	698,168	35,188
VCA Antech, Inc. (a)	632,700	15,830
		139,977
Health Care Technology - 0.4%
IMS Health, Inc.	2,335,531	29,334
Pharmaceuticals - 0.5%
Cadence Pharmaceuticals, Inc. (a)	430,359	4,355
King Pharmaceuticals, Inc. (a)	2,044,300	16,109
Sepracor, Inc. (a)	467,900	6,649
Teva Pharmaceutical Industries Ltd. sponsored ADR	125,822	5,522
		32,635
TOTAL HEALTH CARE		214,485
INDUSTRIALS - 13.3%
Aerospace & Defense - 0.6%
Heico Corp. Class A	719,872	17,961
Honeywell International, Inc.	700,200	21,853
		39,814
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	1,006,800	52,696
Airlines - 0.2%
Delta Air Lines, Inc. (a)	1,833,600	11,313
Building Products - 1.4%
Masco Corp.	5,462,100	48,394
Owens Corning (a)	2,442,985	43,729
		92,123
Commercial Services & Supplies - 1.9%
ACCO Brands Corp. (a)(f)	2,968,856	6,205
Cintas Corp.	518,400	13,302
Clean Harbors, Inc. (a)	160,758	8,054
Consolidated Graphics, Inc. (a)(f)	808,914	15,709
R.R. Donnelley & Sons Co.	2,958,234	34,463
Republic Services, Inc.	2,521,007	52,941
		130,674
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.4%
Dycom Industries, Inc. (a)(f)	2,696,000	$ 22,700
URS Corp. (a)	184,307	8,121
		30,821
Electrical Equipment - 0.7%
Acuity Brands, Inc.	301,200	8,656
Cooper Industries Ltd. Class A	590,699	19,369
Regal-Beloit Corp.	204,953	8,327
Sunpower Corp. Class B (a)	510,000	12,934
		49,286
Machinery - 3.7%
Albany International Corp. Class A	1,246,085	11,564
Briggs & Stratton Corp. (e)	1,250,305	18,605
Crane Co.	40,100	926
Cummins, Inc.	968,485	32,928
Deere & Co.	530,300	21,880
Eaton Corp.	512,450	22,445
Harsco Corp.	64,200	1,769
Illinois Tool Works, Inc.	1,546,100	50,712
Ingersoll-Rand Co. Ltd. Class A	712,400	15,509
Navistar International Corp. (a)	796,600	30,111
Oshkosh Co.	160,550	1,541
Pentair, Inc.	1,461,900	38,945
		246,935
Marine - 0.0%
Alexander & Baldwin, Inc.	114,100	3,040
Professional Services - 1.4%
Experian PLC	1,510,228	9,941
IHS, Inc. Class A (a)	639,400	26,446
Manpower, Inc.	744,872	32,097
Monster Worldwide, Inc. (a)	1,706,419	23,549
		92,033
Road & Rail - 1.7%
Canadian National Railway Co.	600,200	24,265
Con-way, Inc. (f)	2,415,600	59,859
Ryder System, Inc.	1,126,188	31,184
		115,308
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	253,400	$ 21,255
WESCO International, Inc. (a)	278,800	7,249
		28,504
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	1,623,694	4,027
TOTAL INDUSTRIALS		896,574
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 0.8%
Corning, Inc.	1,816,800	26,562
Motorola, Inc.	5,345,200	29,559
		56,121
Computers & Peripherals - 1.4%
Gemalto NV (a)	295,400	9,299
NCR Corp. (a)	2,955,920	30,003
NetApp, Inc. (a)	2,380,615	43,565
Seagate Technology	914,100	7,459
		90,326
Electronic Equipment & Components - 5.2%
Agilent Technologies, Inc. (a)	3,257,251	59,477
Arrow Electronics, Inc. (a)	3,857,860	87,728
Avnet, Inc. (a)	4,250,404	93,035
Flextronics International Ltd. (a)	10,787,600	41,856
Itron, Inc. (a)	341,897	15,727
Tyco Electronics Ltd.	2,899,167	50,561
		348,384
Internet Software & Services - 1.1%
eBay, Inc. (a)	321,141	5,289
VeriSign, Inc. (a)	1,709,361	35,179
Yahoo!, Inc. (a)	2,258,400	32,273
		72,741
IT Services - 2.2%
Accenture Ltd. Class A	843,100	24,812
Lender Processing Services, Inc.	1,168,555	33,491
The Western Union Co.	3,876,000	64,923
Visa, Inc.	261,600	16,994
Wright Express Corp. (a)	241,099	5,516
		145,736
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.9%
Xerox Corp.	10,037,110	$ 61,327
Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc.	4,255,000	51,954
ASML Holding NV (NY Shares)	2,475,766	52,362
Fairchild Semiconductor International, Inc. (a)(f)	8,509,669	52,420
International Rectifier Corp. (a)	98,200	1,658
KLA-Tencor Corp.	322,800	8,954
Lam Research Corp. (a)	241,700	6,739
Maxim Integrated Products, Inc.	1,853,700	25,118
Micron Technology, Inc. (a)	4,219,183	20,590
MKS Instruments, Inc. (a)	1,117,970	17,496
National Semiconductor Corp.	5,565,200	68,842
Standard Microsystems Corp. (a)	887,232	14,071
Varian Semiconductor Equipment Associates, Inc. (a)	960,630	24,583
		344,787
Software - 1.0%
BMC Software, Inc. (a)	107,600	3,730
CA, Inc.	1,476,579	25,471
Electronic Arts, Inc. (a)	1,632,506	33,221
Misys PLC	3,778,318	7,709
		70,131
TOTAL INFORMATION TECHNOLOGY		1,189,553
MATERIALS - 6.5%
Chemicals - 2.8%
Albemarle Corp.	1,723,751	46,231
Arkema sponsored ADR	608,007	14,075
Ashland, Inc.	506,000	11,112
Celanese Corp. Class A	746,500	15,557
Cytec Industries, Inc.	410,800	8,158
FMC Corp.	453,152	22,082
H.B. Fuller Co.	1,289,172	22,767
Lubrizol Corp.	644,000	27,834
Solutia, Inc. (a)	1,519,669	5,714
W.R. Grace & Co. (a)	1,305,345	11,526
		185,056
Construction Materials - 0.2%
Vulcan Materials Co. (e)	287,380	13,665
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 1.7%
Ball Corp.	992,090	$ 37,422
Owens-Illinois, Inc. (a)	2,140,054	52,196
Rock-Tenn Co. Class A	653,811	24,688
		114,306
Metals & Mining - 1.7%
Alcoa, Inc.	1,655,140	15,012
Barrick Gold Corp.	457,700	13,252
Commercial Metals Co.	1,350,342	20,093
Eldorado Gold Corp. (a)	557,000	4,425
Goldcorp, Inc.	128,400	3,510
Lihir Gold Ltd. (a)	4,060,167	8,856
Newcrest Mining Ltd.	627,876	13,668
Newmont Mining Corp.	478,186	19,242
Randgold Resources Ltd. sponsored ADR	357,866	17,321
		115,379
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	236,700	8,346
TOTAL MATERIALS		436,752
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
Qwest Communications International, Inc. (e)	12,341,484	48,008
Telefonica SA	105,500	1,998
		50,006
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	4,966,800	21,655
TOTAL TELECOMMUNICATION SERVICES		71,661
UTILITIES - 4.5%
Electric Utilities - 3.2%
Allegheny Energy, Inc.	1,635,787	42,400
American Electric Power Co., Inc.	557,449	14,706
Edison International	370,400	10,560
Entergy Corp.	816,960	52,914
Exelon Corp.	901,250	41,575
FirstEnergy Corp.	769,000	31,452
PPL Corp.	676,532	20,235
		213,842
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	4,044,900	$ 28,597
Dynegy, Inc. Class A (a)	2,474,113	4,404
NRG Energy, Inc. (a)	959,466	17,251
		50,252
Multi-Utilities - 0.5%
Sempra Energy	797,927	36,721
TOTAL UTILITIES		300,815
TOTAL COMMON STOCKS (Cost $10,922,531)		6,494,516
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
Johnson Controls, Inc. 11.50%	73,100	7,039
FINANCIALS - 0.7%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	293,600	6,399
Commercial Banks - 0.4%
Fifth Third Bancorp 8.50%	122,100	7,040
Huntington Bancshares, Inc. 8.50%	32,900	16,779
KeyCorp Series A, 7.75%	30,500	1,998
UCBH Holdings, Inc. Series B, 8.50%	5,400	1,632
		27,449
Diversified Financial Services - 0.2%
CIT Group, Inc. Series C, 8.75%	615,800	9,373
TOTAL FINANCIALS		43,221
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	11,100	9,366
TOTAL CONVERTIBLE PREFERRED STOCKS		59,626
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Fiat SpA	783,751	$ 4,494
TOTAL PREFERRED STOCKS (Cost $116,020)		64,120
Investment Companies - 0.1%

Ares Capital Corp. (Cost $26,094)	1,436,898	8,435
Convertible Bonds - 1.5%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
BorgWarner, Inc. 3.5% 4/15/12	$ 3,300	3,792
Johnson Controls, Inc. 6.5% 9/30/12	7,310	13,152
		16,944
Automobiles - 0.7%
Ford Motor Co. 4.25% 12/15/36	55,760	43,448
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	1,600	2,227
Household Durables - 0.0%
Newell Rubbermaid, Inc. 5.5% 3/15/14	1,810	2,639
TOTAL CONSUMER DISCRETIONARY		65,258
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
Digital Realty Trust LP 5.5% 4/15/29 (g)	4,890	4,780
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (d)(g)	19,609	4,853
TOTAL FINANCIALS		9,633
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Sunpower Corp. 4.75% 4/15/14	4,210	4,956
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	$ 2,650	$ 2,873
TOTAL INDUSTRIALS		7,829
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 4.25% 10/15/13	2,420	2,819
MATERIALS - 0.2%
Metals & Mining - 0.2%
Alcoa, Inc. 5.25% 3/15/14	4,020	6,342
Newmont Mining Corp. 3% 2/15/12	3,650	4,339
United States Steel Corp. 4% 5/15/14	4,890	5,220
		15,901
TOTAL CONVERTIBLE BONDS (Cost $83,941)		101,440
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	37,833,368	37,833
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	155,004,197	155,004
TOTAL MONEY MARKET FUNDS (Cost $192,837)		192,837
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $11,341,423)		6,861,348
NET OTHER ASSETS - (2.1)%		(140,519)
NET ASSETS - 100%		$ 6,720,829
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,633,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 204
Fidelity Securities Lending Cash Central Fund	3,000
Total	$ 3,204
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 12,722	$ -	$ 2,536	$ -	$ 6,205
Arrow Electronics, Inc.	104,931	-	39,921	-	-
Asbury Automotive Group, Inc.	6,738	-	3,088	-	-
Briggs & Stratton Corp.	41,034	-	21,883	941	-
Brunswick Corp.	19,311	-	7,584	278	-
Con-way, Inc.	92,865	-	7,778	514	59,859
Consolidated Graphics, Inc.	10,524	-	-	-	15,709
Dycom Industries, Inc.	36,380	-	9,780	-	22,700
Ethan Allen Interiors, Inc.	50,456	-	-	987	37,934
Fairchild Semiconductor International, Inc.	73,451	-	18,296	-	52,420
Group 1 Automotive, Inc.	15,576	-	-	78	33,013
Liz Claiborne, Inc.	50,436	-	6,467	348	-
Macquarie Infrastructure Co. LLC	25,044	-	2,036	11	-
OfficeMax, Inc.	36,378	-	-	-	33,666
Pier 1 Imports, Inc.	7,356	-	1,589	-	-
Standard Microsystems Corp.	24,282	-	8,235	-	-
Williams-Sonoma, Inc.	59,923	-	26,685	1,341	-
Winnebago Industries, Inc.	17,252	-	1,920	-	22,657
Total	$ 684,659	$ -	$ 157,798	$ 4,498	$ 284,163
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,861,348	$ 6,592,330	$ 269,018	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.9%
Bermuda	2.7%
Canada	2.1%
Others (individually less than 1%)	6.3%
100.0%
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $155,175,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $151,509) - See accompanying schedule: Unaffiliated issuers (cost $10,348,898)	$ 6,384,349
Fidelity Central Funds (cost $192,837)	192,837
Other affiliated issuers (cost $799,688)	284,162
Total Investments (cost $11,341,423)		$ 6,861,348
Cash		40
Receivable for investments sold		43,442
Receivable for fund shares sold		8,274
Dividends receivable		5,207
Interest receivable		1,026
Distributions receivable from Fidelity Central Funds		270
Prepaid expenses		92
Other receivables		174
Total assets		6,919,873

Liabilities
Payable for investments purchased	$ 33,248
Payable for fund shares redeemed	7,141
Accrued management fee	1,420
Other affiliated payables	2,008
Other payables and accrued expenses	223
Collateral on securities loaned, at value	155,004
Total liabilities		199,044

Net Assets		$ 6,720,829
Net Assets consist of:
Paid in capital		$ 14,546,018
Undistributed net investment income		19,957
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,365,047)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,480,099)
Net Assets		$ 6,720,829

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Value: Net Asset Value, offering price and redemption price per share ($6,426,148 ÷ 153,628 shares)	$ 41.83

Class K: Net Asset Value, offering price and redemption price per share ($294,681 ÷ 7,033 shares)	$ 41.90

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends (including $4,498 earned from other affiliated issuers)		$ 96,336
Interest		1,385
Income from Fidelity Central Funds		3,204
Total income		100,925

Expenses
Management fee Basic fee	$ 22,598
Performance adjustment	(14,435)
Transfer agent fees	12,250
Accounting and security lending fees	667
Custodian fees and expenses	78
Independent trustees' compensation	33
Depreciation in deferred trustee compensation account	(2)
Registration fees	63
Audit	49
Legal	28
Interest	6
Miscellaneous	101
Total expenses before reductions	21,436
Expense reductions	(13)	21,423
Net investment income (loss)		79,502
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,302,246)
Other affiliated issuers	(35,938)
Redemption in-kind with affiliated entities	(1,863,062)
Foreign currency transactions	649
Total net realized gain (loss)		(3,200,597)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,204,704
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		2,204,708
Net gain (loss)		(995,889)
Net increase (decrease) in net assets resulting from operations		$ (916,387)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 79,502	$ 197,739
Net realized gain (loss)	(3,200,597)	(178,109)
Change in net unrealized appreciation (depreciation)	2,204,708	(10,166,976)
Net increase (decrease) in net assets resulting from operations	(916,387)	(10,147,346)
Distributions to shareholders from net investment income	(59,373)	(140,083)
Distributions to shareholders from net realized gain	-	(1,773,556)
Total distributions	(59,373)	(1,913,639)
Share transactions - net increase (decrease)	(3,546,605)	746,104
Total increase (decrease) in net assets	(4,522,365)	(11,314,881)

Net Assets
Beginning of period	11,243,194	22,558,075
End of period (including undistributed net investment income of $19,957 and undistributed net investment income of $168,944, respectively)	$ 6,720,829	$ 11,243,194

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 43.78	$ 89.60	$ 83.82	$ 75.61	$ 68.71	$ 57.91
Income from Investment Operations
Net investment income (loss) D	.37	.75	.64	.61	.43	.24
Net realized and unrealized gain (loss)	(2.08)	(38.92)	11.79	13.17	10.34	10.84
Total from investment operations	(1.71)	(38.17)	12.43	13.78	10.77	11.08
Distributions from net investment income	(.24)	(.56)	(.56)	(.43)	(.16)	(.23)
Distributions from net realized gain	-	(7.09)	(6.09)	(5.14)	(3.71)	(.05)
Total distributions	(.24)	(7.65)	(6.65)	(5.57)	(3.87)	(.28)
Net asset value, end of period	$ 41.83	$ 43.78	$ 89.60	$ 83.82	$ 75.61	$ 68.71
Total Return B, C	(3.84)%	(46.34)%	15.82%	19.01%	16.13%	19.21%
Ratios to Average Net Assets E, G
Expenses before reductions	.55% A	.76%	.70%	.67%	.73%	.95%
Expenses net of fee waivers, if any	.55% A	.76%	.70%	.67%	.73%	.95%
Expenses net of all reductions	.55% A	.76%	.69%	.66%	.72%	.93%
Net investment income (loss)	2.00% A	1.10%	.74%	.76%	.58%	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 6,426	$ 11,066	$ 22,558	$ 17,153	$ 13,040	$ 8,902
Portfolio turnover rate F	42% A	50%	44%	36%	29%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 43.82	$ 72.61
Income from Investment Operations
Net investment income (loss) D	.41	.25
Net realized and unrealized gain (loss)	(2.08)	(29.04)
Total from investment operations	(1.67)	(28.79)
Distributions from net investment income	(.25)	-
Net asset value, end of period	$ 41.90	$ 43.82
Total Return B, C	(3.72)%	(39.65)%
Ratios to Average Net Assets E, H
Expenses before reductions	.29% A	.60% A
Expenses net of fee waivers, if any	.29% A	.60% A
Expenses net of all reductions	.29% A	.60% A
Net investment income (loss)	2.26% A	1.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 295	$ 177
Portfolio turnover rate F	42% A	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Value and Class K to eligible shareholders of Value. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 317,111
Unrealized depreciation	(4,820,650)
Net unrealized appreciation (depreciation)	$ (4,503,539)
Cost for federal income tax purposes	$ 11,364,887

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $1,742,657 and $5,170,604, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Value, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .21% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Value	$ 12,188.32
Class K	62.06
	$ 12,250

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $87 for the period.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,335.42%		$ 6

Redemption in-kind. During the period, 76,773 shares held by affiliated entities were redeemed in kind for cash and securities with a value of $2,880,935. The realized gain (loss) of $(1,863,062) on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations and is not taxable to the Fund.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,000.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,667. The weighted average interest rate was .71%. The interest expense amounted to one hundred and thirty one dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Value's operating expenses. During this period, this reimbursement reduced the class' expenses by $5.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Value	$ 58,273	$ 140,083
Class K	1,100	-
Total	$ 59,373	$ 140,083
From net realized gain
Value	$ -	$ 1,773,556

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008A	Six months ended April 30, 2009	Year ended October 31, 2008A
Value
Shares sold	14,603	55,280	$ 531,772	$ 3,772,797
Conversion to Class K	(3,014)	(4,127)	(107,618)	(218,559)
Reinvestment of distributions	1,539	23,834	56,603	1,855,500
Shares redeemed	(112,247)	(73,997)	(4,135,509)	(4,878,232)
Net increase (decrease)	(99,119)	990	$ (3,654,752)	$ 531,506
Class K
Shares sold	837	77	$ 30,301	$ 3,716
Conversion from Value	3,011	4,125	107,618	218,559
Reinvestment of distributions	30	-	1,100	-
Shares redeemed	(884)	(163)	(30,872)	(7,677)
Net increase (decrease)	2,994	4,039	$ 108,147	$ 214,598

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VAL-K-USAN-0609
1.863250.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 19, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 19, 2009